AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002


                                                     REGISTRATION NOS. 033-74092
                                                                   AND 811-08288

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [_]

                       POST-EFFECTIVE AMENDMENT NO. 12 [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 12 [X]

                       CONSECO VARIABLE ANNUITY ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                                    CONSECO LOGO


================================================================================


                     ACHIEVEMENT SERIES AND EDUCATOR SERIES
          INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY
                                    issued by
                       CONSECO VARIABLE ANNUITY ACCOUNT E
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY




                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


     This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Conseco Variable Insurance Company (Conseco Variable). The Contracts are designed for use in retirement planning. The Contracts provide a way for you to invest on a tax-deferred basis in the subaccounts of the Conseco Variable Annuity Account E ("Variable Account") and the Fixed Account.


     You can invest your Purchase Payments in any of the Variable Account Investment Options listed below or the Fixed Account. Depending on market conditions, you can make or lose money in the Variable Account Investment Options. You can also invest in the Fixed Account of Conseco Variable. Money you direct into the Fixed Account earns interest at a rate guaranteed by Conseco Variable. Currently, you can allocate Purchase Payments to up to 15 Variable Account Investment Options including the Fixed Account at any one time.

THE ALGER AMERICAN FUND
  o  Alger American Growth Portfolio
  o  Alger American Leveraged AllCap Portfolio
  o  Alger American MidCap Growth Portfolio
  o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  o  VP Income & Growth Fund
  o  VP International Fund
  o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
  o  Berger IPT--Growth Fund
  o  Berger IPT--International Fund
  o  Berger IPT--Large Cap Growth Fund
  o  Berger IPT--Small Company Growth Fund

CONSECO SERIES TRUST
  o  Balanced Portfolio
  o  Conseco 20 Focus Portfolio
  o  Equity Portfolio
  o  Fixed Income Portfolio
  o  Government Securities Portfolio
  o  High Yield Portfolio
  o  Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)


DREYFUS STOCK INDEX FUND (INITIAL SHARES)


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
  o  Dreyfus VIF--Disciplined Stock Portfolio
  o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
  o  Federated High Income Bond Fund II
       (Primary Shares)
  o  Federated International Equity Fund II
  o  Federated International Small Company Fund II
  o  Federated Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  o  First American Large Cap Growth Portfolio
  o  First American MidCap Growth Portfolio


--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================


INVESCO VARIABLE INVESTMENT FUNDS, INC.
  o INVESCO VIF--Core Equity Fund (formerly Equity Income Fund o INVESCO VIF--Financial Services Fund
  o  INVESCO VIF--Health Sciences Fund
  o  INVESCO VIF--High Yield Fund
  o  INVESCO VIF--Real Estate Opportunity Fund
  o  INVESCO VIF--Technology Fund
  o  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
  o  Aggressive Growth Portfolio (Institutional Shares)
  o  Growth Portfolio (Institutional Shares)
  o  Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
  o  Lazard Retirement Equity Portfolio
  o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
  o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  o  Limited Maturity Bond Portfolio
  o  Midcap Growth Portfolio
  o  Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  o  Pioneer Equity Income VCT Portfolio
  o  Pioneer Europe VCT Portfolio
  o  Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
  o  Nova Fund
  o  OTC Fund
  o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
  o  Seligman Communications and Information Portfolio (Class 2)
  o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
  o  Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
  o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
  o  Worldwide Bond Fund
  o  Worldwide Emerging Markets Fund
  o  Worldwide Hard Assets Fund
  o  Worldwide Real Estate Fund


     Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Conseco Variable.


     To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is at the end of this prospectus. For a free copy of the SAI, call us at (866) 590-2255 or write to us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

THE CONTRACTS:
  o  are not bank deposits
  o  are not federally insured
  o  are not endorsed by any bank or government agency
  o  are not guaranteed and may be subject to loss of principal

May 1, 2002

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

TABLE OF CONTENTS

                                                                            PAGE


DEFINITIONS....................................................................5
SUMMARY........................................................................5
CHARGES AND DEDUCTIONS.........................................................6
FEE TABLE......................................................................7
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS.................18
   Conseco Variable...........................................................18
   Contract Owner Inquiries...................................................18
   Financial Statements.......................................................18
   The Variable Account.......................................................18
   Investment Options.........................................................18
   Voting Rights..............................................................20
   Fixed Account..............................................................20
THE CONTRACTS.................................................................20
ACCUMULATION PROVISIONS.......................................................21
   Purchase Payments..........................................................21
   Allocation Of Purchase Payments............................................21
   Accumulation Units.........................................................21
   Accumulation Unit Values...................................................21
   Transfers..................................................................22
   How You Can Make Transfers.................................................22
   Excessive Trading Limits...................................................22
   Dollar Cost Averaging......................................................22
   Rebalancing................................................................23
   Asset Allocation Program...................................................23
   Sweep Program..............................................................23
   Withdrawals................................................................23
   Total Withdrawals..........................................................23
   Partial Withdrawals........................................................23
   Suspension Of Payments.....................................................24
   Restrictions Under Optional Retirement Programs............................24
   Restrictions Under Section 403(b) Plans....................................24
   Systematic Withdrawal Plan.................................................24
   Loans......................................................................24
CHARGES AND DEDUCTIONS........................................................25
   Withdrawal Charge..........................................................25
   Administrative Charges.....................................................26
   Mortality And Expense Risk Charge..........................................26
   Reduction or Elimination of Contract Charges...............................26
   Premium Taxes..............................................................26
   Fund Expenses..............................................................26
   Other Charges..............................................................26
DEATH BENEFIT BEFORE MATURITY DATE............................................27
OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN
   (FOR GROUP CONTRACTS ONLY).................................................27
THE ANNUITY PERIOD--SETTLEMENT PROVISIONS.....................................27
   Annuity Options............................................................28
   Transfers After Maturity Date..............................................29
   Death On Or After Maturity Date............................................29
OTHER CONTRACT PROVISIONS.....................................................29
   Ten-Day Right to Review....................................................29
   Ownership..................................................................29

================================================================================


CHANGE OF OWNERSHIP...........................................................29
   Non-qualified Contracts:...................................................29
   Qualified Contracts:.......................................................29
   Modification...............................................................29
TAXES.........................................................................30
   Annuity Contracts in General...............................................30
   Tax Status of the Contracts................................................30
   Taxation of Non-Qualified Contracts........................................30
   Taxation of Qualified Contracts............................................31
   Possible Tax Law Changes...................................................33
INTERNAL APPEALS PROCEDURES...................................................33
GENERAL MATTERS...............................................................33
   Performance Information....................................................33
   Distribution of Contracts..................................................33
   Legal Proceedings..........................................................34
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................35
APPENDIX A--Condensed Financial Information...................................36
APPENDIX B--More Information About The Funds..................................43

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


DEFINITIONS

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the Variable Account value of your Contract before the Maturity Date.

     ANNUITANT: The person upon whose life the Contract is issued.

     ANNUITY PAYMENTS: A series of income payments under an annuity option.

     CONTRACT OWNER: The person(s) (including Co-Owners) or entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" in this prospectus.

     CONTRACT VALUE: The total value of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.


     FUND: The underlying mutual funds (or portfolios of a mutual fund) which the subaccounts of the Variable Account invest in.


     INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option before the Maturity Date.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     MATURITY DATE: The date on which annuity payments begin.

     PURCHASE PAYMENTS: The money you invest in the Contract.

     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.


     VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account E. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into subaccounts.


SUMMARY


     THE CONTRACTS: The Contracts described in this prospectus are individual and group flexible premium variable deferred annuity contracts. The Contracts provide a way for you to invest on a tax-deferred basis in the subaccounts of Conseco Variable Annuity Account E ("Variable Account") and the Fixed Account. The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contracts.

     RETIREMENT PLANS: The Contracts may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation plans. See "Taxes".

     PURCHASE PAYMENTS: The Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like before the Maturity Date. For TSAs, the minimum initial Purchase Payment and the amount of each subsequent Purchase Payment is $50 per month. For IRAs, the minimum initial Purchase Payment is $2,000 and the minimum amount of each additional Purchase Payment is $50. For non-qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum amount of each additional Purchase Payment is $2,000 (or $200 each month). If your Purchase Payment is more than $2,000,000 it requires our prior approval.


     INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.


     The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

     TRANSFERS: Prior to the Maturity Date, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account without charge. Under certain circumstances, you may also transfer amounts from the Fixed Account to the Variable Account Investment Options. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. After the Maturity Date, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity.

     WITHDRAWALS: You may make withdrawals from your Contract before the earlier of the Maturity Date or

================================================================================

the death of the Annuitant. We may impose a withdrawal charge and an administrative charge when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

     LOANS: Under certain circumstances, you may make loans from your Contract.

     DEATH BENEFIT: Generally, if the Annuitant or Contract Owner dies before the Maturity Date, we will pay a death benefit to your beneficiary.

     ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin on the Maturity Date. You can select the Maturity Date, the frequency of the payments and the annuity option.

     TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment or whatever amount is required in your state.


     TAXES: Generally, your earnings are not taxed until you take them out. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as earnings. The Contract provides that if the Annuitant dies before the Maturity Date, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is age 59 1/2 or one of the other exceptions to the penalty applies.


     For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) when:


     (i)   you attain age 59 1/2;


     (ii)  you separate from service;

     (iii) you die;

     (iv)  you become disabled;

     (v)   made in the case of hardship; or


     (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.


     Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results.


     Payments after the Maturity Date are considered partly a return of your original investment. That part of each payment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payments will be taxable income to you. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.


CHARGES AND DEDUCTIONS:


  o Each year Conseco Variable deducts a $30 Annual Administrative Fee from your Contract (this charge is waived if your Individual Account value is $25,000 or more).

  o Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. Conseco Variable also deducts an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.

  o If you take money out of the Contract, Conseco Variable may assess a withdrawal charge which ranges from 0% to 9%.

  o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

  o As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.22%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
FEE TABLE
================================================================================



CONTRACT OWNER TRANSACTION EXPENSES (a)
  Sales Charge Imposed on Purchases........................................ None
  Exchange Fee ............................................................ None
  Surrender Fee............................................................ None

WITHDRAWAL CHARGE (as a percentage of purchase payments) (b)
            First and Second Year...........................................  9%
            Third Year......................................................  8%
            Fourth Year.....................................................  7%
            Fifth Year......................................................  5%
            Sixth Year......................................................  3%
            Seventh Year or More............................................  0%

            The above withdrawal charges are reduced by a charge factor for issue ages above age 52.

ANNUAL ADMINISTRATIVE FEE (b)............................................... $30


VARIABLE ACCOUNT ANNUAL EXPENSES
                 (as a percentage of average account value)
                 Mortality and Expense Risk Fees................ 1.25%
                 Administrative Charge.......................... 0.15%
                                                                 -----

TOTAL ANNUAL EXPENSES OF THE
  VARIABLE ACCOUNT (b).......................................... 1.40%


--------------------------------------------------------------------------------
(a) Premium taxes are not shown. We will deduct for any premium tax due when you make a Purchase Payment or from Individual Account values at the Maturity Date or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(b) Conseco Variable may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.

================================================================================

ANNUAL FUND EXPENSES:
(as a percentage of the average daily net assets of a portfolio)


                                                                                                            TOTAL ANNUAL
                                                                                        OTHER EXPENSES        PORTFOLIO
                                                                                        (AFTER EXPENSE        EXPENSES
                                                                                        REIMBURSEMENT,     (AFTER EXPENSE
                                                                                            IF ANY,        REIMBURSEMENT,
                                                                MANAGEMENT     12b-1      FOR CERTAIN        IF ANY, FOR
                                                                   FEES        FEES       PORTFOLIOS)    CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth Portfolio...............................    0.75%        0.00%         0.06%             0.81%
Alger American Leveraged AllCap Portfolio.....................    0.85%        0.00%         0.07%             0.92%
Alger American MidCap Growth Portfolio........................    0.80%        0.00%         0.08%             0.88%
Alger American Small Capitalization Portfolio.................    0.85%        0.00%         0.07%             0.92%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL SERIES TRUST)
[NOT AVAILABLE FOR NEW MONEY AFTER MAY 1, 2001]]
Growth and Income Portfolio (Class A Shares)..................    0.63%        0.00%         0.04%             0.67%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (1)
VP Income & Growth Fund.......................................    0.70%        0.00%         0.00%             0.70%
VP International Fund.........................................    1.26%        0.00%         0.00%             1.26%
VP Value Fund.................................................    0.97%        0.00%         0.00%             0.97%

BERGER INSTITUTIONAL PRODUCTS TRUST (2)
Berger IPT--Growth Fund.......................................    0.67%        0.00%         0.33%             1.00%
Berger IPT--International Fund................................    0.45%        0.00%         0.75%             1.20%
Berger IPT--Large Cap Growth Fund.............................    0.75%        0.00%         0.14%             0.89%
Berger IPT--Small Company Growth Fund.........................    0.85%        0.00%         0.13%             0.98%

CONSECO SERIES TRUST (3)
Balanced Portfolio............................................    0.77%        0.25%         0.02%             1.04%
Conseco 20 Focus Portfolio....................................    0.81%        0.25%         0.03%             1.09%
Equity Portfolio..............................................    0.77%        0.25%         0.00%             1.02%
Fixed Income Portfolio........................................    0.62%        0.25%         0.04%             0.91%
Government Securities Portfolio...............................    0.62%        0.25%         0.04%             0.91%
High Yield Portfolio..........................................    0.82%        0.25%         0.04%             1.11%
Money Market Portfolio........................................    0.33%        0.00%         0.10%             0.43%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     (INITIAL SHARES).........................................    0.75%        0.00%         0.03%             0.78%

DREYFUS STOCK INDEX FUND (INITIAL SHARES).....................    0.25%        0.00%         0.01%             0.26%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES) (4)
Dreyfus VIF--Disciplined Stock Portfolio......................    0.75%        0.00%         0.06%             0.81%
Dreyfus VIF--International Value Portfolio....................    0.80%        0.00%         0.60%             1.40%

FEDERATED INSURANCE SERIES (5)
Federated High Income Bond Fund II (Primary Shares)...........    0.60%        0.00%         0.16%             0.76%
Federated International Equity Fund II........................    0.90%        0.00%         0.51%             1.41%
Federated International Small Company Fund II.................    0.00%        0.00%         1.65%             1.65%
Federated Utility Fund II.....................................    0.75%        0.00%         0.17%             0.92%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (6)
First American Large Cap Growth Portfolio.....................    0.00%        0.25%         0.90%             1.15%
First American Mid Cap Growth Portfolio.......................    0.00%        0.25%         0.95%             1.20%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (7)
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)...    0.75%        0.00%         0.34%             1.09%
INVESCO VIF--Financial Services Fund..........................    0.75%        0.00%         0.32%             1.07%
INVESCO VIF--Health Sciences Fund.............................    0.75%        0.00%         0.31%             1.06%
INVESCO VIF--High Yield Fund..................................    0.60%        0.00%         0.42%             1.02%
INVESCO VIF--Real Estate Opportunity Fund.....................    0.90%        0.00%         0.48%             1.38%
INVESCO VIF--Technology Fund..................................    0.75%        0.00%         0.32%             1.07%
INVESCO VIF--Telecommunications Fund..........................    0.75%        0.00%         0.34%             1.09%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

                                                                                                            TOTAL ANNUAL
                                                                                        OTHER EXPENSES        PORTFOLIO
                                                                                        (AFTER EXPENSE        EXPENSES
                                                                                        REIMBURSEMENT,     (AFTER EXPENSE
                                                                                            IF ANY,        REIMBURSEMENT,
                                                                MANAGEMENT     12b-1      FOR CERTAIN        IF ANY, FOR
                                                                   FEES        FEES       PORTFOLIOS)    CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)............    0.65%        0.00%         0.02%             0.67%
Growth Portfolio (Institutional Shares).......................    0.65%        0.00%         0.01%             0.66%
Worldwide Growth Portfolio (Institutional Shares).............    0.65%        0.00%         0.04%             0.69%

LAZARD RETIREMENT SERIES, INC. (8)
Lazard Retirement Equity Portfolio............................    0.75%        0.25%         0.25%             1.25%
Lazard Retirement Small Cap Portfolio.........................    0.75%        0.25%         0.25%             1.25%

LORD ABBETT SERIES FUND, INC. (9)
Growth and Income Portfolio...................................    0.50%        0.00%         0.47%             0.97%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio...............................    0.65%        0.00%         0.08%             0.73%
Midcap Growth Portfolio.......................................    0.84%        0.00%         0.07%             0.91%
Partners Portfolio............................................    0.82%        0.00%         0.05%             0.87%

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio...........................    0.65%        0.25%         0.12%             1.02%
Pioneer Europe VCT Portfolio (11).............................    0.51%        0.25%         2.46%             3.22%
Pioneer Fund VCT Portfolio....................................    0.65%        0.25%         0.14%             1.04%

RYDEX VARIABLE TRUST
Nova Fund.....................................................    0.75%        0.00%         0.70%             1.45%
OTC Fund......................................................    0.75%        0.00%         0.70%             1.45%
U.S. Government Money Market Fund.............................    0.50%        0.00%         0.69%             1.19%

SELIGMAN PORTFOLIOS, INC. (12)
Seligman Communications and Information Portfolio (Class 2)...    0.75%        0.25%         0.18%             1.18%
Seligman Global Technology Portfolio (Class 2)................    1.00%        0.14%         0.40%             1.54%

STRONG OPPORTUNITY FUND II, INC. (13)(14)
Strong Opportunity Fund II ...................................    0.75%        0.00%         0.35%             1.10%

STRONG VARIABLE INSURANCE FUNDS, INC. (13)(14)
Strong Mid Cap Growth Fund II ................................    0.75%        0.00%         0.45%             1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (15)
Worldwide Bond Fund...........................................    1.00%        0.00%         0.19%             1.19%
Worldwide Emerging Markets Fund...............................    1.00%        0.00%         0.28%             1.28%
Worldwide Hard Assets Fund....................................    1.00%        0.00%         0.15%             1.15%
Worldwide Real Estate Fund....................................    1.00%        0.00%         0.50%             1.50%


EXPLANATION OF FEE TABLE:

     The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.


(1) Out of the Management Fees, the advisor for American Century Variable Portfolios, Inc., paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

(2) The Funds' investment adviser has agreed, by written contract, to waive its advisory fee and reimburse the Funds for additional expenses to the extent that annual operating expenses during 2002 exceed 1.00% for the Berger IPT-Growth Fund and the Berger IPT-Large Cap Growth Fund, 1.15% for the Berger IPT-Small Company Growth Fund, and 1.20% for the Berger IPT-International Fund. Absent the waiver and reimbursement, Management Fees and Total

================================================================================


Annual Portfolio Expenses for the Berger IPT-Growth Fund during 2001 would have been 0.75% and 1.08%, respectively; and for the Berger IPT-International Fund Management Fees and Total Annual Portfolio Expenses would have been 0.85% and 1.60%, respectively. These contracts may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(3) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through April 30, 2003, to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio. Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the Management Fees during 2001 would have been 0.82% for the Conseco 20 Focus Portfolio and 0.62% for the Money Market Portfolio.

(4) The expenses for the Dreyfus VIF - International Value Portfolio reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2001. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.60% and 1.60%, respectively.

(5) Although not contractually obligated to do so, the adviser provided a voluntary reimbursement of certain operating expenses by Federated Global Investment Management Corp. Absent this waiver, Management Fees for the International Equity Fund II and the International Small Company Fund II would have been 1.00% and 1.25%, respectively. Total Annual Portfolio Expenses for the High Income Bond II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II would have been 1.01%, 1.76%, 5.54% and 1.17%, respectively. Absent this waiver, there also would have been a Shareholder Services Fee of 0.25% for the High Income Bond II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II.

(6) Certain service providers have contractually agreed to waive management fees or otherwise pay other expenses until December 31, 2002, so that the Other Expenses for the First American Large Cap Growth Portfolio and the Mid Cap Growth Portfolio do not exceed 0.90% and 0.95%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2002. Absent these fees and waivers, during 2001, Management Fees for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 0.65% and 0.70%, respectively, and Total Annual Portfolio Expenses for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 2.79% and 5.90%, respectively.

(7) The Fund's actual Other Expenses and Total Operating Expenses were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. Absent reductions and absorptions, Other Expenses and Total Annual Portfolio Expenses for the Real Estate Opportunity Fund would have been 1.80% and 2.70%, respectively. This commitment may be changed at any time following the consultation of the Board of Directors.

(8) Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2002 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2001 would have been 3.25% for the Lazard Retirement Equity Portfolio and 1.67% for the Lazard Retirement Small Cap Portfolio.

(9) The Lord Abbett Growth and Income Portfolio has established non-12b-1 service fee arrangements which are reflected under "Other Expenses".

(10) Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Limited Maturity Bond, Midcap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Limited Maturity Bond, Midcap Growth and Partner Portfolio's average daily net asset value. The expense reimbursement arrangements for Limited Maturity Bond, Midcap Growth and Partners Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(11) Pioneer Investment Management, Inc. has agreed to waive all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses for the Europe VCT Portfolio. Absent this arrangement, the Management Fee for the Europe VCT Portfolio during 2001 would have been 1.00% ,and the total annual

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

operating expenses of the Portfolio's Class II shares would have been 4.57%.

(12) The Manager of the Global Technology Portfolio has agreed to reimburse expenses, other than management and 12b-1 fees, which exceed 0.40% per annum of the average daily net assets of the Portfolio. Absent this reimbursement, Total Annual Portfolio Expenses would have been 1.75%.

(13) Each Fund has signed a new administration agreement, under which Strong Capital Management, Inc., each Fund's advisor, will provide or make provision for administrative services to each Fund, which were previously performed under the advisory agreement. Under the old investment advisory agreement, the management fee contained a portion that covered administrative services. Effective July 31, 2001, these services were unbundled and covered under a separate administration agreement. As a result, the management fee has been reduced by 0.25% and a new administrative fee has been added in the amount of 0.30%.

(14) Strong Capital Management, Inc. has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses of the Strong Opportunity Fund II so that the total annual fund operating expenses are capped at 1.10%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. In addition, Strong Capital Management, Inc., the advisor of the Strong Mid Cap Growth Fund II has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

(15) The Advisor for the Van Eck Worldwide Insurance Trust agreed to reimburse expenses except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2001, on the Worldwide Bond Fund, the Worldwide Emerging Markets Fund, the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund. Without such reimbursements, Other Expenses were 0.24% for the Worldwide Bond Fund, 0.30% for the Worldwide Emerging Markets Fund, 0.18% for the Worldwide Hard Assets Fund, and 0.62% for the Worldwide Real Estate Fund for the year ended December 31, 2001 and Total Expenses were 1.24%, 1.30%, 1.18% and 1.62%, respectively.

NOTES TO FEE TABLE AND EXAMPLES

     Note 1: Conseco Variable will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for the Dollar Cost Averaging or Rebalancing Programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     Note 2: Conseco Variable will not charge the contract maintenance charge if the value of your contract is $25,000 or more.

     Note 3: The examples do not reflect premium taxes. Premium taxes may apply depending on the state where you live.

     Note 4: The examples are based on the actual charges and expenses for the subaccounts and for each portfolio for the fiscal year ended December 31, 2001, as stated in the Fee Table. These examples assume that the fee waivers/reimbursements will continue for the length of the time shown in the examples. We cannot guarantee that they will continue.

     Note 5: The examples reflect the current Contract Maintenance Charge of $30 as an annual charge of 0.16% which we calculated by dividing the total Contract Maintenance Charges expected to be collected during a year by an average investment of $18,750 in the Contract.

     Note 6: The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     There is condensed financial information in Appendix A to this prospectus.

  o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

  o The Contracts are designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

================================================================================

EXAMPLES:


     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed:


     EXAMPLE A--Assuming surrender at the end of the periods shown:


SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth Portfolio........................................   $108.70     $144.34      $169.21     $267.11
Alger American Leveraged AllCap Portfolio..............................   $109.80     $147.67      $174.75     $278.10
Alger American MidCap Growth Portfolio.................................   $109.40     $146.46      $172.73     $274.12
Alger American Small Capitalization Portfolio..........................   $109.80     $147.67      $174.75     $278.10

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
(NOT AVAILABLE FOR NEW MONEY AFTER MAY 1, 2001)
Growth and Income Portfolio (Class A Shares)...........................   $107.30     $140.09      $162.12     $252.95

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund................................................   $107.60     $141.00      $163.64     $256.00
VP International Fund..................................................   $113.20     $157.92      $191.71     $311.34
VP Value Fund..........................................................   $110.30     $149.18      $177.26     $283.06

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund................................................   $110.60     $150.09      $178.76     $286.02
Berger IPT--International Fund.........................................   $112.60     $156.12      $188.74     $305.55
Berger IPT--Large Cap Growth Fund......................................   $109.50     $146.76      $173.24     $275.11
Berger IPT--Small Company Growth Fund..................................   $110.40     $149.48      $177.76     $284.04

CONSECO SERIES TRUST
Balanced Portfolio.....................................................   $111.00     $151.30      $180.76     $289.95
Conseco 20 Focus Portfolio.............................................   $111.50     $152.81      $183.26     $294.85
Equity Portfolio.......................................................   $110.80     $150.69      $179.76     $287.99
Fixed Income Portfolio.................................................   $109.70     $147.37      $174.24     $277.10
Government Securities Portfolio........................................   $109.70     $147.37      $174.24     $277.10
High Yield Portfolio...................................................   $111.70     $153.41      $184.26     $296.81
Money Market Portfolio.................................................   $104.90     $132.77      $149.87     $228.24

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)....   $108.40     $143.43      $167.69     $264.09

DREYFUS STOCK INDEX FUND (INITIAL SHARES)..............................   $103.20     $127.57      $141.13     $210.38

DREYFUS VARIABLE INVESTMENT FUND, INC. (INITIAL SHARES)
Dreyfus VIF--Disciplined Stock Portfolio...............................   $108.70     $144.34      $169.21     $267.11
Dreyfus VIF--International Value Portfolio.............................   $114.60     $162.12      $198.63     $324.71

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)....................   $108.20     $142.82      $166.68     $262.08
Federated International Equity Fund II.................................   $114.70     $162.42      $199.12     $325.65
Federated International Small Company Fund II..........................   $117.10     $169.60      $210.89     $348.13
Federated Utility Fund II..............................................   $109.80     $147.67      $174.75     $278.10

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio..............................   $112.10     $154.61      $186.25     $300.70
First American Mid Cap Growth Portfolio................................   $112.60     $156.12      $188.74     $305.55

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)............   $111.50     $152.81      $183.26     $294.85
INVESCO VIF--Financial Services Fund...................................   $111.30     $152.20      $182.26     $292.90
INVESCO VIF--Health Sciences Fund......................................   $111.20     $151.90      $181.76     $291.92
INVESCO VIF--High Yield Fund...........................................   $110.80     $150.69      $179.76     $287.99
INVESCO VIF--Real Estate Opportunity Fund..............................   $114.40     $161.52      $197.65     $322.81
INVESCO VIF--Technology Fund...........................................   $111.30     $152.20      $182.26     $292.90
INVESCO VIF--Telecommunications Fund...................................   $111.50     $152.81      $183.26     $294.85

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares).....................   $107.30     $140.09      $162.12     $252.95
Growth Portfolio (Institutional Shares)................................   $107.20     $139.78      $161.61     $251.93
Worldwide Growth Portfolio (Institutional Shares)......................   $107.50     $140.69      $163.13     $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.....................................   $113.10     $157.62      $191.22     $310.37
Lazard Retirement Small Cap Portfolio..................................   $113.20     $157.62      $191.22     $310.37

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio............................................   $110.30     $149.18      $177.26     $283.06

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio........................................   $107.90     $141.91      $165.16     $259.04
Midcap Growth Portfolio................................................   $109.70     $147.37      $174.24     $277.10
Partners Portfolio.....................................................   $109.30     $146.16      $172.23     $273.12

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio....................................   $110.80     $150.69      $179.76     $287.99
Pioneer Europe VCT Portfolio...........................................   $132.80     $215.66      $285.00     $482.76
Pioneer Fund VCT Portfolio.............................................   $111.00     $151.30      $180.76     $289.95

RYDEX VARIABLE TRUST
Nova Fund..............................................................   $115.10     $163.62      $201.09     $329.44
OTC Fund...............................................................   $115.10     $163.62      $201.09     $329.44
U.S. Government Money Market Fund......................................   $112.50     $155.82      $188.24     $304.58

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2)............   $112.40     $155.52      $187.74     $303.61
Seligman Global Technology Portfolio (Class 2).........................   $116.00     $166.31      $205.51     $337.89

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II.............................................   $111.60     $153.11      $183.76     $295.83

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II..........................................   $112.60     $156.12      $188.74     $305.55

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund....................................................   $112.50     $155.82      $188.24     $304.58
Worldwide Emerging Markets Fund........................................   $113.40     $158.52      $192.70     $313.26
Worldwide Hard Assets Fund.............................................   $112.10     $154.61      $186.25     $300.70
Worldwide Real Estate Fund.............................................   $115.60     $165.12      $203.55     $334.14

================================================================================


     EXAMPLE B--Assuming annuitization at end of the periods shown (except under certain circumstances): You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth Portfolio........................................   $108.70     $144.34      $124.90     $267.11
Alger American Leveraged AllCap Portfolio..............................   $109.80     $147.67      $130.41     $278.10
Alger American MidCap Growth Portfolio.................................   $109.40     $146.46      $128.41     $274.12
Alger American Small Capitalization Portfolio..........................   $109.80     $147.67      $130.41     $278.10

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
(NOT AVAILABLE FOR NEW MONEY AFTER MAY 1, 2001)
Growth and Income Portfolio (Class A Shares)...........................   $107.30     $140.09      $117.85     $252.95

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund................................................   $107.60     $141.00      $119.36     $256.00
VP International Fund..................................................   $113.20     $157.92      $147.28     $311.34
VP Value Fund..........................................................   $110.30     $149.18      $132.91     $283.06

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund................................................   $110.60     $150.09      $134.40     $286.02
Berger IPT--International Fund.........................................   $112.60     $156.12      $144.32     $305.55
Berger IPT--Large Cap Growth Fund......................................   $109.50     $146.76      $128.91     $275.11
Berger IPT--Small Company Growth Fund..................................   $110.40     $149.48      $133.40     $284.04

CONSECO SERIES TRUST
Balanced Portfolio.....................................................   $111.00     $151.30      $136.39     $289.95
Conseco 20 Focus Portfolio.............................................   $111.50     $152.81      $138.88     $294.85
Equity Portfolio.......................................................   $110.80     $150.69      $135.40     $287.99
Fixed Income Portfolio.................................................   $109.70     $147.37      $129.91     $277.10
Government Securities Portfolio........................................   $109.70     $147.37      $129.91     $277.10
High Yield Portfolio...................................................   $111.70     $153.41      $139.87     $296.81
Money Market Portfolio.................................................   $104.90     $132.77      $105.67     $228.24

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)....   $108.40     $143.43      $123.39     $264.09

DREYFUS STOCK INDEX FUND (INITIAL SHARES)..............................   $103.20     $127.57       $96.97     $210.38

DREYFUS VARIABLE INVESTMENT FUND, INC. (INITIAL SHARES)
Dreyfus VIF--Disciplined Stock Portfolio...............................   $108.70     $144.34      $124.90     $267.11
Dreyfus VIF--International Value Portfolio.............................   $114.60     $162.12      $154.16     $324.71

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)....................   $108.20     $142.82      $122.39     $262.08
Federated International Equity Fund II.................................   $114.70     $162.42      $154.65     $325.65
Federated International Small Company Fund II..........................   $117.10     $169.60      $166.35     $348.13
Federated Utility Fund II..............................................   $109.80     $147.67      $130.41     $278.10

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio..............................   $112.10     $154.61      $141.85     $300.70
First American Mid Cap Growth Portfolio................................   $112.60     $156.12      $144.32     $305.55

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)............   $111.50     $152.81      $138.88     $294.85
INVESCO VIF--Financial Services Fund...................................   $111.30     $152.20      $137.88     $292.90
INVESCO VIF--Health Sciences Fund......................................   $111.20     $151.90      $137.39     $291.92
INVESCO VIF--High Yield Fund...........................................   $110.80     $150.69      $135.40     $287.99
INVESCO VIF--Real Estate Opportunity Fund..............................   $114.40     $161.52      $153.18     $322.81
INVESCO VIF--Technology Fund...........................................   $111.30     $152.20      $137.88     $292.90
INVESCO VIF--Telecommunications Fund...................................   $111.50     $152.81      $138.88     $294.85

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

FLEXIBLE PREMIUM PAYMENT CONTRACT - CONTINUED

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares).....................   $107.30     $140.09      $117.85     $252.95
Growth Portfolio (Institutional Shares)................................   $107.20     $139.78      $117.35     $251.93
Worldwide Growth Portfolio (Institutional Shares)......................   $107.50     $140.69      $118.86     $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.....................................   $113.10     $157.62      $146.79     $310.37
Lazard Retirement Small Cap Portfolio..................................   $113.10     $157.62      $146.79     $310.37

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio............................................   $110.30     $149.18      $132.91     $283.06

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio........................................   $107.90     $141.91      $120.88     $259.04
Midcap Growth Portfolio................................................   $109.70     $147.37      $129.91     $277.10
Partners Portfolio.....................................................   $109.30     $146.16      $127.91     $273.12

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio....................................   $110.80     $150.69      $135.40     $287.99
Pioneer Europe VCT Portfolio...........................................   $132.80     $215.66      $240.05     $482.76
Pioneer Fund VCT Portfolio.............................................   $111.00     $151.30      $136.39     $289.95

RYDEX VARIABLE TRUST
Nova Fund..............................................................   $115.10     $163.62      $156.61     $329.44
OTC Fund...............................................................   $115.10     $163.62      $156.61     $329.44
U.S. Government Money Market Fund......................................   $112.50     $155.82      $143.83     $304.58

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2)...........   $112.40     $155.52      $143.33     $303.61
Seligman Global Technology Portfolio (Class 2)........................   $116.00     $166.31      $161.00     $337.89

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II.............................................   $111.60     $153.11      $139.37     $295.83

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II..........................................   $112.60     $156.12      $144.32     $305.55

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund....................................................   $112.50     $155.82      $143.83     $304.58
Worldwide Emerging Markets Fund........................................   $113.40     $158.52      $148.27     $313.26
Worldwide Hard Assets Fund.............................................   $112.10     $154.61      $141.85     $300.70
Worldwide Real Estate Fund.............................................   $115.60     $165.12      $159.05     $334.14

================================================================================

     EXAMPLE C--Assuming the contract stays in force through the periods shown:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth Portfolio........................................    $23.70      $72.99      $124.90     $267.11
Alger American Leveraged AllCap Portfolio..............................    $24.80      $76.29      $130.41     $278.10
Alger American MidCap Growth Portfolio.................................    $24.40      $75.09      $128.41     $274.12
Alger American Small Capitalization Portfolio..........................    $24.80      $76.29      $130.41     $278.10

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
(NOT AVAILABLE FOR NEW MONEY AFTER MAY 1, 2001)
Growth and Income Portfolio (Class A Shares)...........................    $22.30      $68.77      $117.85     $252.95

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund................................................    $22.60      $69.67      $119.36     $256.00
VP International Fund..................................................    $28.20      $86.46      $147.28     $311.34
VP Value Fund..........................................................    $25.30      $77.79      $132.91     $283.06

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund................................................    $25.60      $78.69      $134.40     $286.02
Berger IPT--International Fund.........................................    $27.60      $84.67      $144.32     $305.55
Berger IPT--Large Cap Growth Fund......................................    $24.50      $75.39      $128.91     $275.11
Berger IPT--Small Company Growth Fund..................................    $25.40      $78.09      $133.40     $284.04

CONSECO SERIES TRUST
Balanced Portfolio.....................................................    $26.00      $79.89      $136.39     $289.95
Conseco 20 Focus Portfolio.............................................    $26.50      $81.38      $138.88     $294.85
Equity Portfolio.......................................................    $25.80      $79.29      $135.40     $287.99
Fixed Income Portfolio.................................................    $24.70      $75.99      $129.91     $277.10
Government Securities Portfolio........................................    $24.70      $75.99      $129.91     $277.10
High Yield Portfolio...................................................    $26.70      $81.98      $139.87     $296.81
Money Market Portfolio.................................................    $19.90      $61.51      $105.67     $228.24

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)....    $23.40      $72.08      $123.39     $264.09

DREYFUS STOCK INDEX FUND (INITIAL SHARES)..............................    $18.20      $56.35       $96.97     $210.38

DREYFUS VARIABLE INVESTMENT FUND, INC. (INITIAL SHARES)
Dreyfus VIF--Disciplined Stock Portfolio...............................    $23.70      $72.99      $124.90     $267.11
Dreyfus VIF--International Value Portfolio.............................    $29.60      $90.62      $154.16     $324.71

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)....................    $23.20      $71.48      $122.39     $262.08
Federated International Equity Fund II.................................    $29.70      $90.92      $154.65     $325.65
Federated International Small Company Fund II..........................    $32.10      $98.03      $166.35     $348.13
Federated Utility Fund II..............................................    $24.80      $76.29      $130.41     $278.10

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio..............................    $27.10      $83.18      $141.85     $300.70
First American Mid Cap Growth Portfolio................................    $27.60      $84.67      $144.32     $305.55

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)............    $26.50      $81.38      $138.88     $294.85
INVESCO VIF--Financial Services Fund...................................    $26.30      $80.78      $137.88     $292.90
INVESCO VIF--Health Sciences Fund......................................    $26.20      $80.49      $137.39     $291.92
INVESCO VIF--High Yield Fund...........................................    $25.80      $79.29      $135.40     $287.99
INVESCO VIF--Real Estate Opportunity Fund..............................    $29.40      $90.03      $153.18     $322.81
INVESCO VIF--Technology Fund...........................................    $26.30      $80.78      $137.88     $292.90
INVESCO VIF--Telecommunications Fund...................................    $26.50      $81.38      $138.88     $294.85

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares).....................    $22.30      $68.77      $117.85     $252.95
Growth Portfolio (Institutional Shares)................................    $22.20      $68.47      $117.35     $251.93
Worldwide Growth Portfolio (Institutional Shares)......................    $22.50      $69.37      $118.86     $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.....................................    $28.10      $86.16      $146.79     $310.37
Lazard Retirement Small Cap Portfolio..................................    $28.10      $86.16      $146.79     $310.37

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio............................................    $25.30      $77.79      $132.91     $283.06

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio........................................    $22.90      $70.58      $120.88     $259.04
Midcap Growth Portfolio................................................    $24.70      $75.99      $129.91     $277.10
Partners Portfolio.....................................................    $24.30      $74.79      $127.91     $273.12

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio....................................    $25.80      $79.29      $135.40     $287.99
Pioneer Europe VCT Portfolio...........................................    $47.80     $143.72      $240.05     $482.76
Pioneer Fund VCT Portfolio.............................................    $26.00      $79.89      $136.39     $289.95

RYDEX VARIABLE TRUST
Nova Fund..............................................................    $30.10      $92.11      $156.61     $329.44
OTC Fund...............................................................    $30.10      $92.11      $156.61     $329.44
U.S. Government Money Market Fund......................................    $27.50      $84.37      $143.83     $304.58

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2)............    $27.40      $84.07      $143.33     $303.61
Seligman Global Technology Portfolio (Class 2).........................    $31.00      $94.78      $161.00     $337.89

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II.............................................    $26.60      $81.68      $139.37     $295.83

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II..........................................    $27.60      $84.67      $144.32     $305.55

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund....................................................    $27.50      $84.37      $143.83     $304.58
Worldwide Emerging Markets Fund........................................    $28.40      $87.05      $148.27     $313.26
Worldwide Hard Assets Fund.............................................    $27.10      $83.18      $141.85     $300.70
Worldwide Real Estate Fund.............................................    $30.60      $93.59      $159.05     $334.14

================================================================================

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE


     Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is a financial services holding company that provides investment, insurance and lending products through its subsidiaries and a nationwide network of insurance agents and financial advisors.


CONTRACT OWNER INQUIRIES

     You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this prospectus.

FINANCIAL STATEMENTS

     The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

     Conseco Variable has established Conseco Variable Annuity Account E (the Variable Account) to hold the assets that underlie the Contracts. Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Conseco Variable adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts, are not available to be used to pay liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.


     The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Funds. We reserve the right to add other subaccounts, eliminate existing subaccounts, combine subaccounts or transfer assets in one subaccount to another subaccount established by us or by one of our affiliates. If the shares of any Fund should become unavailable for investment by the Variable Account or if in our judgment further investment in a portfolio should become inappropriate in view of the purpose of the Contract, we may add or substitute shares of another Fund. New or substitute Funds may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers. We will not eliminate any existing subaccounts or combine subaccounts or substitute Funds without any required prior approval of the SEC.


INVESTMENT OPTIONS


     The Contract currently offers 58 subaccounts, each of which invests in one of the Funds listed below. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those subaccounts invest. You bear the investment risk that those Funds might not meet their investment objectives. Additional Funds may be available in the future.

     YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL BE SENT TO YOU WITH YOUR CONTRACT. IF YOU WOULD LIKE A COPY OF THE FUND PROSPECTUSES, CALL CONSECO VARIABLE AT: (866) 590-2255.

     The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Funds have the same investment advisers.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

THE ALGER AMERICAN FUND
   Managed by Fred Alger Management, Inc.
     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Capitalization Portfolio


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
(NOT AVAILABLE FOR NEW MONEY AFTER MAY 1, 2001)
    Growth and Income Portfolio (Class A Shares)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Managed by American Century Investment Management, Inc.
     VP Income & Growth Fund
     VP International Fund
     VP Value Fund


BERGER INSTITUTIONAL PRODUCTS TRUST
   Managed by Berger Financial Group LLC
     Berger IPT--Growth Fund
     Berger IPT--International Fund
     Berger IPT--Large Cap Growth Fund
     Berger IPT--Small Company Growth Fund

CONSECO SERIES TRUST
   Managed by Conseco Capital Management, Inc.
   (Conseco Capital Management, Inc. is an affiliate of Conseco Variable)
     Balanced Portfolio
     Conseco 20 Focus Portfolio
     Equity Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     High Yield Portfolio
     Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
   Managed by The Dreyfus Corporation
   (NCM Capital Management Group, Inc.--sub-investment adviser)


DREYFUS STOCK INDEX FUND (INITIAL SHARES)
   Managed by The Dreyfus Corporation
   (Mellon Equity Associates--index fund manager)


DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
   Managed by The Dreyfus Corporation
     Dreyfus VIF--Disciplined Stock Portfolio
     Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
   Managed by Federated Investment Management Company
     Federated High Income Bond Fund II (Primary Shares)
     Federated Utility Fund II
   Managed by Federated Global Investment Management Corp.
     Federated International Equity Fund II
     Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
   Managed by U.S. Bancorp Asset Management, Inc.
     First American Large Cap Growth Portfolio
     First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Managed by INVESCO Funds Group, Inc.
     INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
     INVESCO VIF--Financial Services Fund
     INVESCO VIF--Health Sciences Fund
     INVESCO VIF--High Yield Fund
     INVESCO VIF--Real Estate Opportunity Fund
     INVESCO VIF--Technology Fund
     INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
   Managed by Janus Capital Management LLC
     Aggressive Growth Portfolio (Institutional Shares)
     Growth Portfolio (Institutional Shares)
     Worldwide Growth Portfolio (Institutional Shares)


LAZARD RETIREMENT SERIES, INC.
   Managed by Lazard Asset Management, a division of Lazard Freres & Co., LLC, a New York limited liability company
     Lazard Retirement Equity Portfolio
     Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Managed by Lord, Abbett & Co.
     Growth and Income Portfolio


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Managed by Neuberger Berman Management, Inc.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

     Limited Maturity Bond Portfolio
     Midcap Growth Portfolio
     Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
   Managed by Pioneer Investment Management, Inc.
     Pioneer Equity Income VCT Portfolio
     Pioneer Europe VCT Portfolio
     Pioneer Fund VCT Portfolio

RYDEX VARIABLE TRUST
   Managed by Rydex Global Advisors
     Nova Fund
     OTC Fund
     U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
   Managed by J. & W. Seligman & Co. Incorporated
     Seligman Communications and Information Portfolio (Class 2)
     Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
   Advised by Strong Capital Management, Inc.
     Strong Opportunity Fund II


STRONG VARIABLE INSURANCE FUNDS, INC.
   Advised by Strong Capital Management, Inc.
     Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   Managed by Van Eck Associates Corporation
     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

     Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

     Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS

     Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT

     The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:


     1. You may transfer Contract Values between the Variable Account and the Fixed Account once in any 30-day period;

     2. Transfers from the Fixed Account to the Variable Account may not exceed 20% of the Fixed Account value in any six-month period;

     3. You may not make transfers from the Fixed Account once Annuity Payments begin.

     The Administrative Charge and the Mortality and Expense Risk Charge do not apply to values allocated to the Fixed Account.

     If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS

     The Contract, like all deferred annuity contracts, has two phases: the accumulation period and the annuity period. When you are making Purchase Payments to the Contract, it is called the accumulation period. During the accumulation period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. On the Maturity Date, you will begin receiving Annuity Payments from your Contract. When you are receiving Annuity Payments from the Contract, it is called the annuity period.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


ACCUMULATION PROVISIONS
PURCHASE PAYMENTS

     You can make Purchase Payments to Conseco Variable at its Administrative Office. You can make Purchase Payments at any time before the Maturity Date. Conseco Variable reserves the right to refuse any Purchase Payment. The Purchase Payment requirements are as follows:


  o For TSAs, the minimum initial and subsequent Purchase Payment is $50 per month.

  o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50.

  o For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month).

  o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with our prior approval.


     Conseco Variable must approve each application. When Conseco Variable accepts your application, it will issue you a Contract and allocate your purchase payment as described below.


     We may, at our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, we will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Taxes").


ALLOCATION OF PURCHASE PAYMENTS

     You may elect to have Purchase Payments accumulate:


          (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);


          (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

          (c)  a combination of both.

     Currently, you can allocate Purchase Payments to up to 15 Investment Options at any one time, including the Fixed Account.

     You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS


     We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.


ACCUMULATION UNIT VALUES


     Every day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

     1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

     2. subtracting the daily amount of the Mortality and Expense Risk Charge and Administrative Charges.


     The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. THERE IS NO GUARANTEE THAT THE VALUE OF YOUR INDIVIDUAL CONTRACT WILL EQUAL OR EXCEED THE PURCHASE PAYMENTS YOU HAVE MADE.

     We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.


TRANSFERS


     Before the Maturity Date, you may make transfers from one subaccount to another subaccount and/or to the Fixed

================================================================================


Account. The Contract allows Conseco Variable to limit the number of transfers that can be made in a specified time period. You should be aware that transfer limitations may prevent you from making a transfer on the date you desire, with the result that your future Contract Value may be lower than it would have been had the transfer been made on the desired date.

     Conseco Variable's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Conseco Variable has determined that the actions of Contract Owners engaging in significant transfer activity among subaccounts may cause an adverse effect on the performance of the underlying Fund for the subaccount involved. The movement of subaccount values from one subaccount to another may prevent an underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.


HOW YOU CAN MAKE TRANSFERS

     Conseco Variable is not charging a transfer fee. However, we limit transfers to one every 30 days and to a maximum of 20% of the Fixed Account value per any six-month period from the Fixed Account. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

     You can make transfers by written authorization. Written transfer requests may be made by a person acting for or on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Conseco Variable to accept telephone and/or internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Transfers over the internet may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.


     Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

EXCESSIVE TRADING LIMITS

     We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner, or a third party advisor acting under a Limited Power of Attorney, if:

  o we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

  o we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


DOLLAR COST AVERAGING


     Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market subaccount to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.


     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Options regardless of fluctuating price levels of the Investment Options. You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING


     Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers prior to the Maturity Date among the subaccounts pursuant to your


22
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
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================================================================================

written instructions or over the internet (if available). The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Your contract value must be at least $5,000 to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.


ASSET ALLOCATION PROGRAM

     Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract before the Maturity Date.


     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEP PROGRAM

     Sweep is a program which provides for the automatic transfer of the earnings from the Fixed Account into the subaccounts on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.


WITHDRAWALS


     Prior to the earlier of the Maturity Date or the death of the Annuitant, you may withdraw all or a portion of the Contract Value upon written request. You must complete all the necessary information and send it to Conseco Variable's Administrative Office. For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.


TOTAL WITHDRAWALS

     If you make a total withdrawal, we will pay the Contract Value as of the date we receive your request at our Administrative Office, less:


     o  the $30 Annual Administrative Fee,

     o  any outstanding loans (plus the pro rata interest accrued), and

     o  any applicable Withdrawal Charge.


     If you make a total withdrawal, we will cancel the Contract.

PARTIAL WITHDRAWALS

     If you make a partial withdrawal, we will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option and/or reduce the value of the Fixed Account of the Individual Account necessary to equal the amount you withdraw from each Investment Option plus any applicable Withdrawal Charge deducted from such Investment Option. You can make certain withdrawals free of Withdrawal Charges, see "Charges and Deductions."

     When you make a partial withdrawal, you must specify the Investment Options from which the withdrawal is to be made. You may not request an amount from an Investment Option that exceeds the value of that Investment Option less any applicable Withdrawal Charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the partial withdrawal from the Fixed Account until it is exhausted and then from the subaccounts. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from all the Variable Account Investment Options. Any partial withdrawal must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable Withdrawal Charge would reduce the Contract Value to less than $500, we reserve the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

================================================================================

     WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

     We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of receipt of the request. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

     (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.


     If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract owner's Contract and thereby refuse to pay any request for transfers, partial or complete withdrawal, annuity payments, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.


RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

     If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:


     (1) termination of employment in all public institutions of higher education as defined by applicable law;

     (2)  retirement; or


     (3)  death.

     Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

     If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:


     (1)  when you reach age 59 1/2;


     (2)  when you leave your job;

     (3)  when you die;

     (4)  if you become disabled (as that term is defined in the Code);

     (5)  made in the case of hardship; or

     (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results.

     The limitations on withdrawals became effective on January 1, 1989, and apply only to:


     o  salary reduction contributions made after December 31, 1988;

     o  income attributable to such contributions; and

     o  income attributable to amounts held as of December 31, 1988.


     The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

     Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount or percentage from specified Investment Options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis.

     SWP WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

     Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

     The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Variable

24
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                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


Account Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

     Conseco Variable does not make a deduction for sales expenses when you make a Purchase Payment. However, Conseco Variable may assess a Withdrawal Charge against the Purchase Payments when you withdraw them. The amount of the Withdrawal Charge, if applicable, will affect the amount we will pay to you.

     If you make a withdrawal from the Contract before the Maturity Date, a Withdrawal Charge (a deferred sales charge) may be assessed against Purchase Payments that have been in the Contract less than six complete Contract Years. We never assess a charge for Purchase Payments that have been in the Contract for more than six complete Contract Years. The length of time from when we receive your Purchase Payment to the time you make a withdrawal will determine the Withdrawal Charge. Certain other withdrawals described below under "Free Withdrawal Amount" are not subject to a withdrawal charge.

     The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

                                          CHARGE
YEARS SINCE PAYMENT                     PERCENTAGE
-----------------------------------------------------------

1..............................................    9%
2..............................................    9%
3..............................................    8%
4..............................................    7%
5..............................................    5%
6..............................................    3%
7 and thereafter...............................    0%

     In addition, the following circumstances further limit or reduce Withdrawal Charges in some states:


     o if you are age 52 or younger when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after the 15th Contract Year and later;

     o if you are 53 to 56 when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after you reach age 67 and later;

     o if you are age 57 or older when we issue your Contract, the Withdrawal Charge we assess for withdrawals you make will be multiplied by a factor ranging from .9 to 0 for Contract Years 1-10 and later, respectively.


     FREE WITHDRAWAL AMOUNT: You may make a withdrawal once each Contract year without the Withdrawal Charge described above (a "free withdrawal") in an amount up to the greater of:


     (i) 10% of the Contract Value (as determined on the date we receive your request to make a withdrawal); or

     (ii) the Contract Value divided by the Annuitant's life expectancy based on the Code; or


     (iii) the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years.

     If you make additional withdrawals in excess of the free withdrawal amount in any Contract Year during the period when the Withdrawal Charge applies, the withdrawals will be subject to the appropriate charge as set forth above. From time to time, we may permit you to pre-authorize partial withdrawals subject to certain limitations then in effect.

     On or after the Maturity Date, we may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:


     (i)   if the Annuitant dies;

     (ii)  if you die; or


     (iii) if we make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.

     If you make a complete withdrawal of the entire amount in your Individual Account with a certain dollar amount, we will deduct the Withdrawal Charge from the portion of your Individual Account you withdraw and pay the balance to you.

     EXAMPLE: You request a total withdrawal of $2,000 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10% free withdrawal less the 5% Withdrawal Charge and $30 Annual Administrative
Fee).

     If you make a partial withdrawal in which you request to receive a specified amount, the Withdrawal Charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount you requested.

     EXAMPLE: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount you withdraw must be greater than the amount you request by the amount of the Withdrawal Charge. The amount you withdraw is calculated by

================================================================================

dividing (a) the amount you requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5% (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGES

     Prior to the Maturity Date, we deduct an Annual Administrative Fee of $30 on each Contract anniversary from the Individual Account value. If you make a complete withdrawal of your Individual Account value prior to the Maturity Date, Conseco Variable will deduct the Annual Administrative Fee from the proceeds it pays. We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.


     We deduct the Annual Administrative Fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account.

     We make a deduction for a daily charge in an amount equal to 0.15%, on an annual basis, of the value of each subaccount of the Variable Account. This charge reimburses Conseco Variable for administrative expenses. We will not deduct this charge from any amount you have allocated to the Fixed Account. The charge will be deducted pro-rata from the Contract Value of each subaccount of the Variable Account.


     Conseco Variable has set this administrative fee at a level that will recover no more than the actual costs it incurs which are associated with administering the Contracts. Conseco Variable does not expect to recover any amount in excess of its accumulated administrative expenses from such fees.

     Even though administrative expenses may increase, Conseco Variable will not increase the amount of the administrative fees.

MORTALITY AND EXPENSE RISK CHARGE


     Conseco Variable assumes two risks under the Contract: the mortality risk and the expense risk. Conseco Variable makes daily deductions from the subaccounts of the Variable Account equal, on an annual basis, to 1.25% of the value of your assets of the Variable Account for the mortality and expense risks it assumes.


     The mortality risk is Conseco Variable's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity Payments, and that Annuitants will not outlive the amounts accumulated to provide such payment.


     Conseco Variable also assumes the risk that the Withdrawal Charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Conseco Variable's general assets, which may include profits from other subaccount deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, Conseco Variable may realize a gain. We do not assess the Mortality and Expense Risk Charge against the Fixed Account.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES


     In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average Purchase Payment and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative charges and Withdrawal Charges.

PREMIUM TAXES

     We may make a deduction for any premium taxes due from Purchase Payments, other values on the Maturity Date, or at such other time as we determine. The current range of premium taxes in jurisdictions where we make the Contracts available is 0%-3.5%.

FUND EXPENSES

     There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

OTHER CHARGES


     Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets. Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.


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DEATH BENEFIT BEFORE MATURITY DATE

     If a Contract Owner, Joint Owner or the Annuitant dies prior to the Maturity Date, Conseco Variable will pay the minimum death benefit to the beneficiary. Conseco Variable will pay the minimum death benefit either as a lump sum or under an annuity option as explained below.

     Generally, the distribution of the minimum death benefit must be made within five years after the Contract Owner's or Joint Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules which apply when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies.


     In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply and if the Contract is owned by a non-individual the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to qualified Contracts.

     If a Contract Owner, Joint Owner, or the Annuitant dies prior to age 81 during the first seven Contract Years the minimum death benefit will be equal to the greater of:

     (a) the Contract Value on the date Conseco Variable receives at its Administrative Office due proof of death, or

     (b) the sum of all Purchase Payments made, less any partial withdrawals.

     During any subsequent seven-Contract-Year period, the minimum death benefit will be the greater of:

     (a) the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office; or

     (b) the Contract Value on the last day of the previous seven-Contract-Year period plus any Purchase Payments made and less any subsequent partial withdrawals; or

     (c) the sum of all Purchase Payments paid, less any partial withdrawals. The minimum death benefit will be reduced by any outstanding loans.


     If the Annuitant or Contract Owner dies after reaching the age of 81, the death benefit will be the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office. Death benefits generally will be paid within seven days of the date Conseco Variable receives due proof of death at its Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").


OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN
(FOR GROUP CONTRACTS ONLY)

     If you terminate your participation in a Plan before the Maturity Date, you will have the following options:


     (a) leave the Individual Account in force under the Contract, and the subaccount will continue to participate in the investment results of the Investment Option(s) you select. On the Maturity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the options described below. This option will automatically apply, unless you file a written election of another option.


     (b) apply the Individual Account to provide Annuity Payments which begin immediately.

     (c) convert the Individual Account to an individual variable annuity contract of the type we are then offering.

     (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.


THE ANNUITY PERIOD--SETTLEMENT PROVISIONS


     You select a Maturity Date and an annuity option. You may select the Maturity Date at any time, subject to state requirements.

     The annuity option may be on a fixed basis (which means that payments come from the Fixed Account) or a variable basis (which means that payments come from the subaccounts of the Variable Account), or a combination of both. If you do not select an Annuity Option, we will make payments under a lifetime annuity with 120 monthly payments guaranteed. Payments will be made based on the allocations to the Fixed Account and Variable Account on the Maturity Date.


     You may elect to change the annuity option or basis of payment (fixed or variable) with written notice to Conseco Variable at least 30 days before the Maturity Date. Once Annuity Payments begin, you may not make any changes (except you may make transfers under certain circumstances).

     You cannot elect an annuity option which would result in the first monthly Annuity Payment of less than $50 if payments are to be on a fully fixed basis or variable basis, or less than $50 on each basis if a combination of fixed and variable Annuity Payments are elected. If, at any time, Annuity Payments are or become less than $50 per month, Conseco Variable reserves the right to change the frequency of payments to an interval which will result in

================================================================================

Annuity Payments of at least $50 each (except that we will make payments at least annually).

     Prior to the Maturity Date, you may terminate your Individual Account and receive its value in a lump sum. Once Annuity Payments begin, you and the Annuitant cannot terminate the annuity benefit and receive a lump sum settlement instead.


ANNUITY OPTIONS


     You may select one of the following annuity options:

     FIRST OPTION-LIFETIME ONLY ANNUITY. Under this option, we will make monthly payments during the lifetime of the payee. The payments will cease with the last monthly payment due prior to the death of the payee. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment.

     SECOND OPTION-LIFETIME ANNUITY WITH GUARANTEED PERIOD. Under this option, we will make monthly payments during the lifetime of the payee with the guarantee that if, at the death of the payee, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Conseco Variable will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION-INSTALLMENT REFUND LIFE ANNUITY. Under this option, we will make monthly payments for the installment refund period. This is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.


     FOURTH OPTION-FIXED PERIOD ANNUITY. Under this option, we will make monthly payments for the number of years selected. The period may be from 3 through 20. If you elect to receive payments under this option on a variable basis, payments will vary monthly in accordance with the net performance of the subaccounts of the Variable Account. If the payee dies before we have made the specified number of monthly payments, the present value of the remaining payments will be paid to the designated beneficiary in a lump sum payment.


     To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

     (1) be paid in one sum, or

     (2) be applied to effect a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

     Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Maturity Date. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

     FIFTH OPTION-FIXED AMOUNT ANNUITY. Under this option, we will make payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the value is exhausted, we will pay the remaining value to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

     If you elect this Option on a variable basis, at any time during the payment period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

     PROCEEDS APPLIED TO AN ANNUITY OPTION. You may apply all or part of the Contract Value to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

     (a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or

     (b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or

28
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                                              CONSECO VARIABLE INSURANCE COMPANY

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     (c) the Contract Value less any outstanding loans, Withdrawal Charge and any administrative fee.

     The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

TRANSFERS AFTER MATURITY DATE

     On or after the Maturity Date, you may not make transfers from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

     Conseco Variable reserves the right to modify, terminate or defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH ON OR AFTER MATURITY DATE

     If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to Conseco Variable's Administrative Office within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Administrative Office. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made (or Contract Value if required by state law).


OWNERSHIP. You, as the Contract Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named in non-qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.


     The Contract is either a group contract or an individual contract, depending on the state where we issued it. The individual contract is issued directly to the Contract Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

CHANGE OF OWNERSHIP

NON-QUALIFIED CONTRACTS:

     In the case of non-qualified Contracts, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary. ASSIGNING A CONTRACT, OR CHANGING THE OWNERSHIP OF A CONTRACT MAY BE A TAXABLE EVENT. Any change of ownership or assignment must be made in writing. Conseco Variable must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Conseco Variable assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:

     In the case of qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Except as noted, if you own a qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.


MODIFICATION. Conseco Variable may modify the Contract with your approval unless provided otherwise by the Contract. After the Contract has been in force, Conseco Variable may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

     A group Contract will be suspended automatically on the effective date of any modification initiated by Conseco Variable if you fail to accept the modification. Effective with suspension, no new participants may enter the plan but further Purchase Payments may be made on your behalf and on the behalf of other participants then covered by the Contract.

================================================================================

     No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.


TAXES

     NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING information ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


30
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     o  made on or after the taxpayer reaches age 59 1/2;
     o  made on or after the death of an owner;
     o  attributable to the taxpayer's becoming disabled; or
     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in recently proposed and temporary

================================================================================


regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

     SIMPLE IRAS permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a specified annual amount. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.


     Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


     SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

     OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

     Distributions from Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


INTERNAL APPEALS PROCEDURES

     The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.


APPEALS OF FINAL DECISION

     o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

     o Your request should contain the reason for the appeal and any supporting evidence or documentation;

     o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

     o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;

     o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

     o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

     o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

     o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law. These procedures may not be available in your state.


GENERAL MATTERS


PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (subaccounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and ten-year periods and, where less than 10 years, for the period subsequent to the date each subaccount first became available for investment. We may show additional total return quotations that do not reflect a Withdrawal Charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the subaccounts.

DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.


LEGAL PROCEEDINGS. Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject.

================================================================================


Neither Conseco Variable nor Conseco Equity Sales, Inc. is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


34
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
   Performance Calculations
   Annuity Provisions
   Independent Accountants
   Legal Matters
   Distribution
   Financial Statements



--------------------------------------------------------------------------------
                             (cut along dotted line)

--------------------------------------------------------------------------------


     If you would like a free copy of the Statement of Additional Information (Form #05-8600) dated May 1, 2002 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account E at the following address:

          Name: ______________________________________________________

          Mailing Address: ___________________________________________

          ____________________________________________________________
                                   Sincerely,

                ________________________________________________
                                   (Signature)

                       Conseco Variable Insurance Company
--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

================================================================================

APPENDIX A--CONDENSED FINANCIAL INFORMATION


     The table below provides per unit information about the financial history of the subaccounts for the periods indicated.

SUBACCOUNT:                                        2001        2000        1999        1998        1997        1996     1995    1994
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO (C)
Accumulation unit value at beginning of period   $2.094      $2.492      $1.889      $1.294      $1.044      $1.000      N/A     N/A
Accumulation unit value at end of period         $1.821      $2.094      $2.492      $1.889      $1.294      $1.044      N/A     N/A
Percentage change in accumulation unit value    -13.04%     -15.97%       31.89%      46.02%      24.00%       4.35%     N/A     N/A
Number of accumulation units outstanding
  at end of period                            7,478,751   7,089,444   5,480,301   2,650,328     742,233      73,227      N/A     N/A

LEVERAGED ALLCAP PORTFOLIO (A)
Accumulation unit value at beginning of period   $3.718      $5.016      $2.857      $1.836      $1.555      $1.408   $1.000     N/A
Accumulation unit value at end of period         $3.082      $3.718      $5.016      $2.857      $1.836      $1.555   $1.408     N/A
Percentage change in accumulation unit value    -17.10%     -25.88%       75.59%      55.64%      18.02%      10.47%   40.79%    N/A
Number of accumulation units outstanding
  at end of period                            4,243,362   4,217,436   3,739,665   1,757,689   1,279,296     832,794  207,147     N/A

MIDCAP GROWTH PORTFOLIO (C)
Accumulation unit value at beginning of period   $2.013      $1.869      $1.438      $1.119      $0.987      $1.000      N/A     N/A
Accumulation unit value at end of period         $1.855      $2.013      $1.869      $1.438      $1.119      $0.987      N/A     N/A
Percentage change in accumulation unit value     -7.85%        7.69%      30.02%      28.49%      13.41%     -1.33%      N/A     N/A
Number of accumulation units outstanding
  at end of period                            2,990,822   3,038,802   1,789,442   1,718,378     679,330      42,736      N/A     N/A

SMALL CAPITALIZATION PORTFOLIO (A)
Accumulation unit value at beginning of period   $1.591      $2.216      $1.567      $1.375      $1.252      $1.219   $1.000     N/A
Accumulation unit value at end of period         $1.106      $1.591      $2.216      $1.567      $1.375      $1.252   $1.219     N/A
Percentage change in accumulation unit value    -30.51%     -28.20%       41.43%      13.92%       9.84%       2.72%   21.89%    N/A
Number of accumulation units outstanding
  at end of period                            4,303,948   3,943,932   5,276,834   3,775,577   3,988,448   1,946,993  517,903     N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
------------------------------------------------------------------------------------------------------------------------------------

VP INCOME & GROWTH FUND (E)
Accumulation unit value at beginning of period   $1.110      $1.259      $1.082      $1.000         N/A         N/A      N/A     N/A
Accumulation unit value at end of period         $1.003      $1.110      $1.259      $1.082         N/A         N/A      N/A     N/A
Percentage change in accumulation unit value     -9.65%     -11.84%       16.38%       8.19%        N/A         N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                            1,597,064   1,135,221     746,541     214,243         N/A         N/A      N/A     N/A

VP INTERNATIONAL FUND (D)
Accumulation unit value at beginning of period   $1.698      $2.071      $1.280      $1.093      $1.000         N/A      N/A     N/A
Accumulation unit value at end of period         $1.186      $1.698      $2.071      $1.280      $1.093         N/A      N/A     N/A
Percentage change in accumulation unit value    -30.15%     -17.99%       61.77%      17.11%       9.30%        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                              771,498     804,028   1,258,066   1,104,956     163,370         N/A      N/A     N/A

VP VALUE FUND (D)
Accumulation unit value at beginning of period   $1.443      $1.239      $1.267      $1.226      $1.000         N/A      N/A     N/A
Accumulation unit value at end of period         $1.606      $1.443      $1.239      $1.267      $1.226         N/A      N/A     N/A
Percentage change in accumulation unit value       1.27%      16.48%     -2.23%        3.35%      22.60%        N/A      N/A     N/A
Number of accumulation units outstanding
 at end of period                             3,346,542   2,641,724   3,004,509   2,689,736     415,891         N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
------------------------------------------------------------------------------------------------------------------------------------

GROWTH FUND (C)
Accumulation unit value at beginning of period   $1.584      $1.947      $1.324      $1.155      $1.029      $1.000      N/A     N/A
Accumulation unit value at end of period         $1.054      $1.584      $1.947      $1.324      $1.155      $1.029      N/A     N/A
Percentage change in accumulation unit value    -33.46%     -18.65%       47.06%      14.68%      12.18%       2.93%     N/A     N/A
Number of accumulation units outstanding
  at end of period                            1,845,133   1,888,667   1,462,281   1,458,645     627,056      69,521      N/A     N/A

INTERNATIONAL FUND (D)
Accumulation unit value at beginning of period   $1.275      $1.439      $1.111      $0.970      $1.000         N/A      N/A     N/A
Accumulation unit value at end of period         $1.002      $1.275      $1.439      $1.111      $0.970         N/A      N/A     N/A
Percentage change in accumulation unit value    -21.39%     -11.41%       29.58%      14.52%     -3.01%         N/A      N/A     N/A
Number of accumulation units outstanding
 at end of period                             1,815,408   1,859,553   2,081,811   2,075,531   2,029,230         N/A      N/A     N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     2001       2000       1999       1998       1997       1996     1995      1994
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (C)
Accumulation unit value at beginning of period      $2.315     $2.630     $1.677     $1.360     $1.104     $1.000        N/A     N/A
Accumulation unit value at end of period            $1.706     $2.315     $2.630     $1.677     $1.360     $1.104        N/A     N/A
Percentage change in accumulation unit value       -26.30%    -11.99%     56.84%     23.29%     23.26%     10.36%        N/A     N/A
Number of accumulation units outstanding
  at end of period                               5,218,610  5,983,611  2,890,715  3,900,875    802,420     59,956        N/A     N/A

SMALL COMPANY GROWTH FUND (C)
Accumulation unit value at beginning of period      $2.059     $2.234     $1.183     $1.178     $0.985     $1.000        N/A     N/A
Accumulation unit value at end of period            $1.351     $2.059     $2.234     $1.183     $1.178     $0.985        N/A     N/A
Percentage change in accumulation unit value       -34.41%     -7.84%     88.79%      0.45%     19.64%     -1.53%        N/A     N/A
Number of accumulation units outstanding
  at end of period                               3,360.098  3,247,913  1,102,900    892,905    187,471     42,982        N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
------------------------------------------------------------------------------------------------------------------------------------

BALANCED PORTFOLIO (B)
Accumulation unit value at beginning of period      $2.932     $2.772     $2.148     $1.973     $1.698     $1.342     $1.035  $1.000
Accumulation unit value at end of period            $2.700     $2.932     $2.772     $2.148     $1.973     $1.698     $1.342  $1.035
Percentage change in accumulation unit value        -7.90%      5.79%     29.04%      8.84%     16.21%     26.50%     29.67%   3.52%
Number of accumulation units outstanding
  at end of period                               7,468,449  7,935,456  7,850,427  10,615,723 5,740,115  2,475,992    461,876  21,037

CONSECO 20 FOCUS PORTFOLIO (F)
Accumulation unit value at beginning of period      $0.842     $1.000        N/A        N/A        N/A        N/A        N/A     N/A
Accumulation unit value at end of period            $0.448     $0.842        N/A        N/A        N/A        N/A        N/A     N/A
Percentage change in accumulation unit value       -46.78%    -15.80%        N/A        N/A        N/A        N/A        N/A     N/A
Number of accumulation units outstanding at
  end of period                                    643,739    902,873        N/A        N/A        N/A        N/A        N/A     N/A

EQUITY PORTFOLIO (B)
Accumulation unit value at beginning of period      $4.121     $4.068     $2.764     $2.424     $2.071     $1.449     $1.078  $1.000
Accumulation unit value at end of period            $3.644     $4.121     $4.068     $2.764     $2.424     $2.071     $1.449  $1.078
Percentage change in accumulation unit value       -11.56%      1.29%     47.20%     14.01%     17.04%     42.96%     34.42%   7.79%
Number of accumulation units outstanding
  at end of period                               9,839,726  10,445,019 10,049,305 11,148,308 7,962,515  3,374,110  1,009,305  41,601

FIXED INCOME PORTFOLIO (B)
Accumulation unit value at beginning of period      $1.457     $1.345     $1.369     $1.308     $1.207     $1.166     $1.000  $1.000
Accumulation unit value at end of period            $1.564     $1.457     $1.345     $1.369     $1.308     $1.207     $1.166  $1.000
Percentage change in accumulation unit value         7.33%      8.33%     -1.77%      4.70%      8.39%      3.50%     16.61%  -0.03%
Number of accumulation units outstanding
  at end of period                               8,610,382  7,762,267  5,323,180  4,326,193  4,066,812  1,540,494    350,623  12,553

GOVERNMENT SECURITIES PORTFOLIO (B)
Accumulation unit value at beginning of period      $1.397     $1.268     $1.318     $1.248     $1.169     $1.154     $0.997  $1.000
Accumulation unit value at end of period            $1.461     $1.397     $1.268     $1.318     $1.248     $1.169     $1.154  $0.997
Percentage change in accumulation unit value         4.62%     10.20%     -3.82%      5.58%      6.76%      1.31%     15.72%  -0.26%
Number of accumulation units outstanding
  at end of period                               3,229,324  3,030,069  3,757,732  1,543,011    354,897    135,680     30,614       0

HIGH YIELD PORTFOLIO (F)
Accumulation unit value at beginning of period      $1.022     $1.000        N/A        N/A        N/A        N/A        N/A     N/A
Accumulation unit value at end of period            $1.040     $1.022        N/A        N/A        N/A        N/A        N/A     N/A
Percentage change in accumulation unit value         1.76%      2.20%        N/A        N/A        N/A        N/A        N/A     N/A
Number of accumulation units outstanding
  at end of period                                 482,492    131,433        N/A        N/A        N/A        N/A        N/A     N/A

MONEY MARKET PORTFOLIO (B)
Accumulation unit value at beginning of period      $1.276     $1.219     $1.179     $1.136     $1.095     $1.056     $1.014  $1.000
Accumulation unit value at end of period            $1.308     $1.276     $1.219     $1.179     $1.136     $1.095     $1.056  $1.014
Percentage change in accumulation unit value         2.53%      4.66%      3.43%      3.76%      3.80%      3.67%      4.14%   1.38%
Number of accumulation units outstanding
  at end of period                              11,328,760  9,861,493 12,049,203  5,969,565  3,116,005  1,144,951    641,747       0

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares) (A)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period      $2.553     $2.910     $2.268     $1.778     $1.404     $1.175     $1.000     N/A
Accumulation unit value at end of period            $1.949     $2.553     $2.910     $2.268     $1.778     $1.404     $1.175     N/A
Percentage change in accumulation unit value       -23.67%    -12.26%     28.27%     27.58%     26.60%     19.53%     17.49%     N/A
Number of accumulation units outstanding
  at end of period                               3,297,376  3,846,716  3,333,181  2,868,834  1,195,614    221,018     21,878     N/A

================================================================================
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    2001        2000        1999        1998        1997       1996     1995    1994
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: (Initial Shares) (A)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period    $2.467      $2.757      $2.318      $1.834      $1.393     $1.158   $1.000     N/A
Accumulation unit value at end of period          $2.136      $2.467      $2.757      $2.318      $1.834     $1.393   $1.158     N/A
Percentage change in accumulation unit value     -13.42%     -10.53%      18.93%      26.43%      31.67%      20.31%  15.76%     N/A
Number of accumulation units outstanding
  at end of period                            17,246,854  16,261,880  17,965,037   13,802,783  8,884,649  1,862,980  191,752     N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  (Initial Shares)
------------------------------------------------------------------------------------------------------------------------------------

DISCIPLINED STOCK PORTFOLIO (E)
Accumulation unit value at beginning of period    $1.122      $1.252      $1.072      $1.000         N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.959      $1.122      $1.252      $1.072         N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -14.50%     -10.39%      16.80%       7.19%         N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                             1,729,331   2,493,065     332,231     273,971         N/A        N/A      N/A     N/A

INTERNATIONAL VALUE PORTFOLIO (E)
Accumulation unit value at beginning of period    $1.127      $1.187      $0.942      $1.000         N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.965      $1.127      $1.187      $0.942         N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -14.41%      -5.05%      26.04%      -5.83%         N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                               431,289     315,003      85,252      47,625         N/A        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
------------------------------------------------------------------------------------------------------------------------------------

HIGH INCOME BOND FUND II (PRIMARY SHARES) (A)
Accumulation unit value at beginning of period    $1.237      $1.379      $1.367      $1.349      $1.202     $1.067   $1.000     N/A
Accumulation unit value at end of period          $1.236      $1.237      $1.379      $1.367      $1.349     $1.202   $1.067     N/A
Percentage change in accumulation unit value      -0.04%     -10.27%       0.88%       1.27%      12.25%     12.71%    6.66%     N/A
Number of accumulation units outstanding
  at end of period                             2,377,584   2,681,651   3,165,626   4,956,911   2,184,739    508,205   26,380     N/A

INTERNATIONAL EQUITY FUND II (A)
Accumulation unit value at beginning of period    $2.048      $2.683      $1.472      $1.188      $1.095     $1.025   $1.000     N/A
Accumulation unit value at end of period          $1.425      $2.048      $2.683      $1.472      $1.188     $1.095   $1.025     N/A
Percentage change in accumulation unit value     -30.42%     -23.67%      82.32%      23.83%       8.55%      6.80%    2.51%     N/A
Number of accumulation units outstanding
  at end of period                             1,342,657   1,014,248     645,821   1,216,876     329,971     93,215   36,798     N/A

INTERNATIONAL SMALL CO. FUND II (I)
Accumulation unit value at beginning of period    $1.007         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.790         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -21.56%         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                                 5,655         N/A         N/A         N/A         N/A        N/A      N/A     N/A

UTILITY FUND II (A)
Accumulation unit value at beginning of period    $1.559      $1.737      $1.732      $1.541      $1.234     $1.122   $1.000     N/A
Accumulation unit value at end of period          $1.327      $1.559      $1.737      $1.732      $1.541     $1.234   $1.122     N/A
Percentage change in accumulation unit value     -14.90%     -10.24%       0.28%      12.37%      24.88%     10.00%   12.21%     N/A
Number of accumulation units outstanding
  at end of period                             1,684,292   1,616,778   1,632,264   1,955,544     675,836    294,882   11,711     N/A

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:
------------------------------------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO (I)
Accumulation unit value at beginning of period    $1.018         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.829         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -18.58%         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                                     0         N/A         N/A         N/A         N/A        N/A      N/A     N/A

MID CAP GROWTH PORTFOLIO  (I)
Accumulation unit value at beginning of period    $1.013         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.849         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -16.16%         N/A         N/A         N/A         N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                                18,284         N/A         N/A         N/A         N/A        N/A      N/A     N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  2001         2000        1999        1998       1997       1996     1995    1994
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-CORE EQUITY FUND (FORMERLY EQUITY INCOME) (E)
Accumulation unit value at beginning of period    $1.205       $1.166      $1.029      $1.000        N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $1.082       $1.205      $1.166      $1.029        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -10.21%        3.38%      13.25%       2.93%        N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                               866,451      516,136     492,760     141,540        N/A        N/A      N/A     N/A

INVESCO VIF-FINANCIAL SERVICES FUND (I)
Accumulation unit value at beginning of period    $1.008          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.969          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value      -3.86%          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                               102,081          N/A         N/A         N/A        N/A        N/A      N/A     N/A

INVESCO VIF-HEALTH SCIENCE FUND (I)
Accumulation unit value at beginning of period    $1.005          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $1.023          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value       1.75%          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                               148,475          N/A         N/A         N/A        N/A        N/A      N/A     N/A

INVESCO VIF-HIGH YIELD FUND (E)
Accumulation unit value at beginning of period    $0.891       $1.024      $0.951      $1.000        N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.748       $0.891      $1.024      $0.951        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -16.07%      -12.96%       7.68%      -4.94%        N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                               943,897      939,967   4,745,256     149,344        N/A        N/A      N/A     N/A

INVESCO VIF-REAL ESTATE OPPORTUNITY FUND (I)
Accumulation unit value at beginning of period    $1.003          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $1.011          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value       0.79%          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                               149,000          N/A         N/A         N/A        N/A        N/A      N/A     N/A

INVESCO VIF-TECHNOLOGY FUND (I)
Accumulation unit value at beginning of period    $1.025          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.724          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -29.40%          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                                41,987          N/A         N/A         N/A        N/A        N/A      N/A     N/A

INVESCO VIF-TELECOMMUNICATIONS FUND (I)
Accumulation unit value at beginning of period    $1.028          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period          $0.577          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value     -43.86%          N/A         N/A         N/A        N/A        N/A      N/A     N/A
Number of accumulation units outstanding
  at end of period                                49,646          N/A         N/A         N/A        N/A        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
------------------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (A)
Accumulation unit value at beginning of period    $2.963       $4.407      $1.983      $1.498     $1.348     $1.266   $1.000     N/A
Accumulation unit value at end of period          $1.769       $2.963      $4.407      $1.983     $1.498     $1.348   $1.266     N/A
Percentage change in accumulation unit value     -40.30%      -32.77%     122.28%      32.39%     11.10%      6.44%   26.64%     N/A
Number of accumulation units outstanding
  at end of period                             6,882,712    6,916,097   3,617,753   2,503,351  1,867,131  1,041,050  122,278     N/A

GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (A)
Accumulation unit value at beginning of period    $2.641       $3.135      $2.208      $1.650     $1.364     $1.167   $1.000     N/A
Accumulation unit value at end of period          $1.960       $2.641      $3.135      $2.208     $1.650     $1.364   $1.167     N/A
Percentage change in accumulation unit value     -25.78%      -15.75%      41.98%      33.77%     21.00%     16.79%   16.75%     N/A
Number of accumulation units outstanding
  at end of period                             9,597,606    9,293,632  10,090,318   5,285,448  5,160,718  1,466,042  138,532     N/A

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES) (A)
Accumulation unit value at beginning of period    $3.182       $3.827      $2.360      $1.856     $1.541     $1.211   $1.000     N/A
Accumulation unit value at end of period          $2.434       $3.182      $3.827      $2.360     $1.856     $1.541   $1.211     N/A
Percentage change in accumulation unit value     -23.51%      -16.85%      62.17%      27.13%     20.46%     27.23%   21.12%     N/A
Number of accumulation units outstanding
  at end of period                            12,664,020   13,388,371  12,380,622  11,703,338  8,234,605  2,173,781  155,653     N/A

================================================================================

                                                     2001        2000       1999       1998       1997       1996     1995    1994
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (E)
Accumulation unit value at beginning of period       $1.109      $1.126     $1.055     $1.000        N/A        N/A      N/A     N/A
Accumulation unit value at end of period             $1.012      $1.109     $1.126     $1.055        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value         -8.77%     -1.47%       6.66%      5.53%        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                      202,715     187,657    899,537  1,126,898        N/A        N/A      N/A     N/A

SMALL CAP PORTFOLIO (E)
Accumulation unit value at beginning of period       $1.058      $0.887     $0.855     $1.000        N/A        N/A      N/A     N/A
Accumulation unit value at end of period             $1.238      $1.058     $0.887     $0.855        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value         17.03%      19.32%      3.67%    -14.46%        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                    2,074,103     558,251    215,218    174,151        N/A        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC
------------------------------------------------------------------------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO (E)
Accumulation unit value at beginning of period       $1.320      $1.156     $1.005     $1.000        N/A        N/A      N/A     N/A
Accumulation unit value at end of period             $1.214      $1.320     $1.156     $1.005        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value         -7.99%      14.14%     15.12%      0.46%        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                    2,130,236   1,061,341    793,511    312,997        N/A        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------

Limited Maturity Bond Portfolio (d)
Accumulation unit value at beginning of period       $1.132      $1.075     $1.074     $1.043     $1.000        N/A      N/A     N/A
Accumulation unit value at end of period             $1.214      $1.132     $1.075     $1.074     $1.043        N/A      N/A     N/A
Percentage change in accumulation unit value          7.22%       5.35%      0.07%      2.94%      4.31%        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                    1,771,588   1,348,298  1,194,491  1,076,377     25,089        N/A      N/A     N/A

MIDCAP GROWTH PORTFOLIO (I)
Accumulation unit value at beginning of period       $1.008         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period             $0.861         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value        -14.58%         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                       16,756         N/A        N/A        N/A        N/A        N/A      N/A     N/A

PARTNERS PORTFOLIO (D)
Accumulation unit value at beginning of period       $1.340      $1.349     $1.274     $1.240     $1.000        N/A      N/A     N/A
Accumulation unit value at end of period             $1.284      $1.340     $1.349     $1.274     $1.240        N/A      N/A     N/A
Percentage change in accumulation unit value         -4.21%      -0.67%      5.88%      2.76%     23.99%        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                    3,058,772   3,098,142  3,981,862  6,369,007  1,000,600        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST (CLASS II SHARES):
------------------------------------------------------------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO (J)
Accumulation unit value at beginning of period       $0.987         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period             $0.916         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value         -7.24%         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                    2,897,193         N/A        N/A        N/A        N/A        N/A      N/A     N/A

EUROPE PORTFOLIO (J)
Accumulation unit value at beginning of period       $0.994         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period             $0.751         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value        -24.47%         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                        6,707         N/A        N/A        N/A        N/A        N/A      N/A     N/A

PIONEER FUND PORTFOLIO (J)
Accumulation unit value at beginning of period       $0.984         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period             $0.877         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value        -10.91%         N/A        N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                      136,421         N/A        N/A        N/A        N/A        N/A      N/A     N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      2001        2000        1999       1998       1997       1996     1995    1994
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND (G)
Accumulation unit value at beginning of period     $15.136     $18.407         N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period           $11.405     $15.136         N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value       -24.65%     -17.77%         N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                      19,526      21,818         N/A        N/A        N/A        N/A      N/A     N/A

OTC FUND (G)
Accumulation unit value at beginning of period     $23.627     $39.086         N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period           $15.102     $23.627         N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value       -36.08%     -39.55%         N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                     126,194      67,446         N/A        N/A        N/A        N/A      N/A     N/A

U.S. GOVERNMENT MONEY MARKET FUND (I)
Accumulation unit value at beginning of period      $1.000         N/A         N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period            $1.004         N/A         N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value          .40%         N/A         N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                       3,049         N/A         N/A        N/A        N/A        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning of period      $0.554      $1.000         N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period            $0.574      $0.554         N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value         3.64%     -44.60%         N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                   1,355,870     652,389         N/A        N/A        N/A        N/A      N/A     N/A

GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (F)
Accumulation unit value at beginning of period      $0.673      $1.000         N/A        N/A        N/A        N/A      N/A     N/A
Accumulation unit value at end of period            $0.516      $0.673         N/A        N/A        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value       -23.30%     -32.70%         N/A        N/A        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                     726,333     458,866         N/A        N/A        N/A        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
------------------------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II (D)
Accumulation unit value at beginning of period      $1.926      $1.832      $1.377     $1.230     $1.000        N/A      N/A     N/A
Accumulation unit value at end of period            $1.828      $1.926      $1.832     $1.377     $1.230        N/A      N/A     N/A
Percentage change in accumulation unit value        -5.07%       5.14%      33.03%     11.96%     22.99%        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                   1,836,047   1,300,139     984,899  1,264,364    248,615        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------

STRONG MID CAP GROWTH FUND II (D)
Accumulation unit value at beginning of period      $2.534      $3.018      $1.612     $1.270     $1.000        N/A      N/A     N/A
Accumulation unit value at end of period            $1.730      $2.534      $3.018     $1.612     $1.270        N/A      N/A     N/A
Percentage change in accumulation unit value       -31.73%     -16.03%      87.24%     26.89%     27.01%        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                   5,009,390   5,610,211   1,457,235    559,106     79,815        N/A      N/A     N/A

------------------------------------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------

WORLDWIDE BOND FUND (A)
Accumulation unit value at beginning of period      $1.055      $1.050      $1.155     $1.039     $1.029     $1.018   $1.000     N/A
Accumulation unit value at end of period            $0.987      $1.055      $1.050     $1.155     $1.039     $1.029   $1.018     N/A
Percentage change in accumulation unit value        -6.44%       0.46%      -9.10%     11.19%      0.96%      1.09%    1.82%     N/A
Number of accumulation units
  outstanding at end of period                     229,941     282,016   2,183,729  2,826,107  3,332,067  1,790,259  130,071     N/A

WORLDWIDE EMERGING MARKETS FUND (C)
Accumulation unit value at beginning of period      $0.728      $1.270      $0.643     $0.990     $1.136     $1.000      N/A     N/A
Accumulation unit value at end of period            $0.705      $0.728      $1.270     $0.643     $0.990     $1.136      N/A     N/A
Percentage change in accumulation unit value        -3.19%     -42.67%      97.51%    -35.06%    -12.83%     13.59%      N/A     N/A
Number of accumulation units
  outstanding at end of period                   1,348,141   1,338,556   1,845,367  1,728,988  1,935,325    132,953      N/A     N/A

================================================================================

                                                   2001        2000        1999        1998       1997       1996     1995    1994
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (A)
Accumulation unit value at beginning of period     $1.085      $0.988      $0.828      $1.216     $1.254     $1.077   $1.000     N/A
Accumulation unit value at end of period           $0.958      $1.085      $0.988      $0.828     $1.216     $1.254   $1.077     N/A
Percentage change in accumulation unit value      -11.67%       9.81%      19.32%     -31.89%     -3.05%     16.41%    7.72%     N/A
Number of accumulation units
  outstanding at end of period                    588,151   1,232,834   1,426,278   1,485,880  3,728,758    651,603   68,730     N/A

WORLDWIDE REAL ESTATE FUND (E)
Accumulation unit value at beginning of period     $0.962      $0.823      $0.851      $1.000        N/A        N/A      N/A     N/A
Accumulation unit value at end of period           $1.000      $0.962      $0.823      $0.851        N/A        N/A      N/A     N/A
Percentage change in accumulation unit value        3.94%      16.94%      -3.38%     -14.86%        N/A        N/A      N/A     N/A
Number of accumulation units
  outstanding at end of period                    333,693      87,043      80,035      41,417        N/A        N/A      N/A     N/A

(A)  This unit value was $1.000 on the inception date of June 1, 1995.
(B)  This unit value was $1.000 on the inception date of July 25, 1994.
(C)  This unit value was $1.000 on the inception date of May 1, 1996.
(D)  This unit value was $1.000 on the inception date of May 1, 1997.
(E)  This unit value was $1.000 on the inception date of May 1, 1998.
(F)  This unit value was $1.000 on the inception date of May 1, 2000.
(G) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.
(H)  This was the unit value on the inception date of October 26, 2001.
(I)  This was the unit value on the inception date of May 1, 2001.
(J)  This was the unit value on the inception date of January 2, 2001.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

APPENDIX B--MORE INFORMATION ABOUT THE FUNDS


     Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.


THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC is the investment advisor for the Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund, the Berger IPT-Small Company Growth Fund, and the Berger IPT-International Fund. Berger Financial Group LLC has delegated daily management of the Berger IPT-International Fund to the Bank of Ireland Asset Management (U.S.) Limited (BIAM) as sub-advisor. The following companies provide investment management and administrative services to the Funds. Berger Financial Group LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger Financial Group LLC has been in the investment advisory business since 1974. When acting as investment advisor, Berger Financial Group LLC is responsible for managing the investment operations of the Funds. Berger Financial Group LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to-day

================================================================================


management of the investment operations of the Berger IPT-International Fund.

BERGER IPT-GROWTH FUND

     The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for growth.

BERGER IPT-INTERNATIONAL FUND

     The Berger IPT-International Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.

BERGER IPT-LARGE CAP GROWTH FUND

     The Berger IPT-Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of large, well-established companies that have the potential for growth.

BERGER IPT-SMALL COMPANY GROWTH FUND

     The Berger IPT-Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


CONSECO SERIES TRUST

     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:


BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.


CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.


HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).


MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.


     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)


     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================



     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the Contract:


DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO


     The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stock.


DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO


     The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.


FEDERATED INSURANCE SERIES


     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

     The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").


FEDERATED INTERNATIONAL EQUITY FUND II


     The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.


FEDERATED INTERNATIONAL SMALL COMPANY FUND II


     The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.

FEDERATED UTILITY FUND II

     The Federated Utility Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO


     First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.


FIRST AMERICAN MID CAP GROWTH PORTFOLIO


     First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:


INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

     The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

================================================================================

INVESCO VIF--FINANCIAL SERVICES FUND


     The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector. INVESCO VIF--HEALTH SCIENCES FUND


     The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.


INVESCO VIF--HIGH YIELD FUND

     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").


INVESCO VIF--TECHNOLOGY FUND


     The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.


INVESCO VIF--TELECOMMUNICATIONS FUND


     The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.


JANUS ASPEN SERIES


     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.


LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO


     The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.


MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.


PARTNERS PORTFOLIO


     The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)


     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:


PIONEER EQUITY INCOME VCT PORTFOLIO

     The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.


PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.


OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.


STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:


STRONG OPPORTUNITY FUND II

     The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.


     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor

================================================================================

for the fund. The following portfolio is available under the contract:


STRONG MID CAP GROWTH FUND II

     The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.


VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND


     The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.


WORLDWIDE EMERGING MARKETS FUND


     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.


WORLDWIDE HARD ASSETS FUND


     The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities."


WORLDWIDE REAL ESTATE FUND


     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT E


      ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET CARMEL, IN 46032
                        PHONE: (866) 590-2255 (TOLL FREE)

                                   MAY 1, 2002





This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Conseco Variable Annuity Account E (the "Separate Account"), dated May 1, 2002. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: 11815 North Pennsylvania Street, Carmel, Indiana 46032, telephone: (866) 590-2255.



                                                                         05-8600

                                TABLE OF CONTENTS



                                                                            PAGE

TABLE OF CONTENTS........................................................     2

PERFORMANCE CALCULATIONS.................................................     1
   CALCULATION OF YIELD QUOTATIONS.......................................     1

   CALCULATION OF TOTAL RETURN QUOTATIONS................................     2

ANNUITY PROVISIONS.......................................................    11
   Determination of Amount of the First Monthly
     Variable Annuity Payment............................................    11
   Value of an Annuity Unit..............................................    12
   Amounts of Subsequent Monthly Variable Annuity Payments...............    12

INDEPENDENT ACCOUNTANTS..................................................    13

LEGAL MATTERS............................................................    13

DISTRIBUTION.............................................................    13
   Reduction or Elimination of the Contingent Deferred Sales Charge......    13

FINANCIAL STATEMENTS.....................................................    14

                            PERFORMANCE CALCULATIONS

CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the annual administrative fee. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

         Current Yield  =  ((NCS-ES)/UV) X (365/7)

         Where:

         NCS = the net change in the value of the Money Market fund
               (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit charges deducted from the Subaccount for the 7-day period.

         UV = the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

         Effective Yield = (1 + ((NCS-ES)/UV))      - 1
                                              365/7
         Where:

         NCS = the net change in the value of the Money Market fund
               (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

         ES = per unit charges deducted from the hypothetical
              Subaccount for the 7-day period.

         UV = the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:



                             YIELD = 2 ((A - B) + 1)6 - 1)
                             -----------------------------
                                          CD
         Where:


         A = the net investment income earned during the period by the investment portfolio.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of withdrawal charges.


Average annual total return quotations are computed according to the following formula:

                                 P (1+T)n = ERV
         Where:

         P        =   beginning hypothetical initial purchase payment of $1,000
         T        =   average annual total return
         n        =   number of years in period

         ERV        = ending redeemable value of a hypothetical $1,000
                      purchase payment made at the beginning of the one-, five- or 10-year period, at the end of the one-, five- or 10-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Standard average annual total returns for the Subaccounts as of December 31, 2001 are shown in Table 1.

Table 1 reflects the deduction of annual insurance charges of 1.40%, the contingent deferred sales charge (surrender charge) of 9% during the first contract year (decreasing to 0% in the 7th contract year), and the deduction of the $30 annual administrative fee. The $30 annual administrative fee is reflected as an annual charge of 0.18%, based on average Contract Value during the 2001 calendar year of $16,917.



----------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1
                                                STANDARD DEATH BENEFIT CONTRACT
                     STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                                  WITHDRAWAL CHARGES DEDUCTED
                                              (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth                                            6/1/96       -20.45%       10.56%         10.36%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap                                  6/1/95       -24.16%       13.42%         17.85%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth                                     6/1/96       -15.69%       12.21%         10.67%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization                              6/1/95       -36.45%       -3.57%          1.23%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth                                               5/1/98       -17.33%        N/A           -1.89%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International                                                 5/1/97       -36.16%        N/A            2.53%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value                                                         5/1/97         1.75%        N/A            9.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Growth                                              6/1/96       -39.16%       -0.66%          0.26%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- International                                       5/1/97       -28.11%        N/A           -1.14%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Large Cap Growth                                    6/1/96       -32.61%        7.90%          9.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Small Company Growth                                6/1/96       -40.03%        5.34%          4.75%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced                                                        7/25/94       -15.75%        8.49%         13.43%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus                                                 5/1/00       -51.36%        N/A          -41.49%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity                                                          7/25/94       -19.09%       10.71%         18.22%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income                                                    7/25/94        -1.82%        4.11%          5.98%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities                                           7/25/94        -4.26%        3.35%          3.56%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield                                                       5/1/00        -6.94%        N/A           -2.93%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market(2)                                                 7/25/94        -6.21%        2.43%          3.46%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)               6/1/95       -30.19%        5.59%         10.45%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS STOCK INDEX (INITIAL SHARES)                               6/1/95       -20.79%        7.64%         12.05%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1
                                                STANDARD DEATH BENEFIT CONTRACT
                    STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                                  WITHDRAWAL CHARGES DEDUCTED
                                              (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- Disciplined Stock                                  5/1/98       -21.78%        N/A           -3.10%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- International Value                                5/1/98       -21.74%        N/A           -3.20%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond (Primary Class)                       6/1/95        -8.53%       -0.60%          3.08%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity                                   6/1/95       -36.37%        4.24%          5.35%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company                            5/1/01         N/A          N/A          -28.25%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility                                                6/1/95       -22.19%        0.30%          4.25%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth                                  5/1/01       -25.35%        N/A          -25.35%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth                                    5/1/01       -23.19%        N/A          -23.19%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Core Equity (formerly Equity Income)               5/1/98       -17.91%        N/A            0.01%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A          -12.06%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Health Sciences                                    5/1/01         N/A          N/A           -6.90%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- High Yield                                         5/1/98       -23.28%        N/A           -9.53%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A           -7.80%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A          -35.41%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A          -48.69%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth (Institutional Shares)                         6/1/95       -45.43%        4.42%          8.76%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth (Institutional Shares)                                    6/1/95       -32.14%        6.34%         10.58%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth (Institutional Shares)                          6/1/95       -30.06%        8.37%         14.15%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity                                         5/1/98       -16.55%        N/A           -1.72%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap                                      5/1/98         7.03%        N/A            3.87%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
LORD, ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income                                                5/1/98       -15.90%        N/A            3.31%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond                                            5/1/97        -1.86%        N/A            2.99%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth                                                    5/1/01         N/A          N/A          -21.81%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners                                                         5/1/97       -12.35%        N/A            4.27%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A          -15.17%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -30.83%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A          -18.47%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova                                                             5/1/00       -31.09%        N/A          -29.56%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC                                                              5/1/00       -41.55%        N/A          -46.98%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1
                                                STANDARD DEATH BENEFIT CONTRACT
                    STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                                  WITHDRAWAL CHARGES DEDUCTED
                                              (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A           -8.16%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00        -5.13%        N/A          -32.34%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -29.83%        N/A          -36.52%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Opportunity                                               5/1/97       -13.15%        N/A           12.51%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth                                            5/1/97       -37.59%        N/A           11.20%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond                                                   6/1/95       -14.42%       -2.00%         -0.44%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets                                       6/1/96       -11.37%      -10.22%         -6.72%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets                                            6/1/95       -19.26%       -6.39%         -3.41%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate                                            5/1/98        -4.99%        N/A           -2.08%
--------------------------------------------------------------- ------------- ------------ ------------- -------------



(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

NON-STANDARD TOTAL RETURN

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" table, below. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of withdrawal charge or the annual administrative fee. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any withdrawal charges or the annual administrative fee.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated. YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN may BE IN ANY FUTURE PERIOD.

Non-standard Subaccount average annual total returns for the Subaccounts as of December 31, 2001 are shown in the Table 2.

Table 2 reflects the deduction of the annual insurance charges of 1.40%, but does not reflect the deduction of withdrawal charges, or the $30 annual administrative fee. Non-standard Subaccount average annual total returns would be lower if these charges were deducted.

----------------------------------------------------------------------------------------------------------------------
                                                               TABLE 2
                                                   STANDARD DEATH BENEFIT CONTRACT
                     NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                                   WITHDRAWAL CHARGES NOT DEDUCTED
                                                 (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth                                            6/1/96       -13.05%       11.78%         11.06%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap                                  6/1/95       -17.11%       14.66%         17.98%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth                                     6/1/96        -7.83%       13.46%         11.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization                              6/1/95       -30.50%       -2.46%          1.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth                                               5/1/98        -9.63%        N/A            0.08%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International                                                 5/1/97       -30.17%        N/A            3.72%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value                                                         5/1/97        11.25%        N/A           10.68%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Growth                                              6/1/96       -33.45%        0.48%          0.93%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- International                                       5/1/97       -21.38%        N/A            0.05%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Large Cap Growth                                    6/1/96       -26.31%        9.10%          9.88%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Small Company Growth                                6/1/96       -34.40%        6.52%          5.44%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced                                                        7/25/94        -7.91%        N/A           13.59%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus                                                 5/1/00       -46.76%        N/A          -38.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity                                                          7/25/94       -11.56%       11.96%         18.36%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income                                                    7/25/94         7.32%        5.32%          6.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities                                           7/25/94         4.65%        4.56%          3.78%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield                                                       5/1/00         1.73%        N/A            2.39%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market(2)                                                 7/25/94         2.52%        3.63%          3.68%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)               6/1/95       -23.66%        6.77%         10.60%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS STOCK INDEX (INITIAL SHARES)                               6/1/95       -13.41%        8.84%         12.20%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- Disciplined Stock                                  5/1/98       -14.48%        N/A           -1.15%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- International Value                                5/1/98       -14.43%        N/A           -1.24%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond (Primary Class)                       6/1/95        -0.04%        0.56%          3.27%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Equity                                   6/1/95       -30.41%        5.41%          5.52%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company                            5/1/01         N/A          N/A          -21.57%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility                                                6/1/95       -14.93%        1.45%          4.42%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A          -18.53%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                               TABLE 2
                                                   STANDARD DEATH BENEFIT CONTRACT
                     NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                                   WITHDRAWAL CHARGES NOT DEDUCTED
                                                 (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A          -16.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Core Equity (formerly Equity Income)               5/1/98       -10.24%        N/A            2.03%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Financial Services                                 5/1/01         N/A          N/A           -3.84%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Health Sciences                                    5/1/01         N/A          N/A            1.75%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- High Yield                                         5/1/98       -16.12%        N/A           -7.66%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Real Estate Opportunity                            5/1/01         N/A          N/A            0.79%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Technology                                         5/1/01         N/A          N/A          -29.41%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Telecommunications                                 5/1/01         N/A          N/A          -43.87%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth (Institutional Shares)                         6/1/95       -40.30%        5.59%          8.91%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth (Institutional Shares)                                    6/1/95       -25.79%        7.53%         10.73%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth (Institutional Shares)                          6/1/95       -23.52%        9.57%         14.29%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity                                         5/1/98        -8.76%        N/A            0.27%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap                                      5/1/98        16.97%        N/A            5.98%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
LORD, ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income                                                5/1/98        -8.02%        N/A            5.39%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond                                            5/1/97         7.26%        N/A            4.24%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth                                                    5/1/01         N/A          N/A          -14.55%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners                                                         5/1/97        -4.19%        N/A            5.49%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity Income VCT                                        1/2/01         N/A          N/A           -7.22%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -24.50%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT                                                 1/2/01         N/A          N/A          -10.87%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova                                                             5/1/00       -24.64%        N/A          -25.64%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC                                                              5/1/00       -36.08%        N/A          -43.94%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market(2)                                  5/1/01         N/A          N/A            0.39%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         3.60%        N/A          -28.55%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.29%        N/A          -32.95%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Opportunity                                               5/1/97        -5.05%        N/A           13.80%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth                                            5/1/97       -31.74%        N/A           12.46%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                               TABLE 2
                                                   STANDARD DEATH BENEFIT CONTRACT
                     NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                                   WITHDRAWAL CHARGES NOT DEDUCTED
                                                 (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 SUBACCOUNT                               10 YEAR OR
                          SUBACCOUNT                             INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond                                                   6/1/95        -6.44%       -0.83%         -0.21%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets                                       6/1/96        -3.18%       -9.10%         -6.04%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets                                            6/1/95       -11.71%       -5.23%         -3.16%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate                                            5/1/98         3.86%        N/A           -0.07%
--------------------------------------------------------------- ------------- ------------ ------------- -------------



(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS FOR THE PORTFOLIOS

Table 3 below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2001. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of insurance charges (1.40%) that apply to the Subaccounts under the Contract, except that withdrawal charges and the $30 annual administrative fee are not deducted. Non-standard adjusted historic total returns of the portfolios would be lower if these charges were deducted.



----------------------------------------------------------------------------------------------------------------------
                                                               TABLE 3
                                                   STANDARD DEATH BENEFIT CONTRACT
                    NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                                   WITHDRAWAL CHARGES NOT DEDUCTED
                                                 (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
ALGER AMERICAN FUND
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Growth                                            1/9/89       -13.05%       11.78%         14.78%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Leveraged AllCap                                 1/25/95       -17.11%       14.66%         20.63%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American MidCap Growth                                     5/3/93        -7.83%       13.46%         17.14%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Alger American Small Capitalization                             9/21/88       -30.50%       -2.46%          4.36%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Income & Growth                                              10/30/97       -9.63%        N/A            5.30%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP International                                                 5/1/94       -30.17%        4.89%          7.52%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  VP Value                                                         5/1/96        11.25%       10.42%         15.48%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Growth                                              5/1/96       -33.45%        0.48%          0.93%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                               TABLE 3
                                                   STANDARD DEATH BENEFIT CONTRACT
                    NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                                   WITHDRAWAL CHARGES NOT DEDUCTED
                                                 (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- International                                       5/1/97       -21.38%        N/A            0.05%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Large Cap Growth                                    5/1/96       -26.31%        9.10%          9.88%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Berger IPT-- Small Company Growth                                5/1/96       -34.40%        6.52%          5.44%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
CONSECO SERIES TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Balanced                                                         5/3/93        -7.91%        9.72%         11.62%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Conseco 20 Focus                                                 5/1/00       -46.76%        N/A          -38.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Equity                                                          12/3/65       -11.56%       11.96%         14.63%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Fixed Income                                                     5/3/93         7.32%        5.32%          5.11%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Government Securities                                            5/3/93         4.65%        4.56%          2.84%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  High Yield                                                       5/1/00         1.73%        N/A            2.39%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Money Market                                                    5/19/81         2.52%        3.63%          3.12%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)              10/7/93       -23.66%        6.77%         10.92%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS STOCK INDEX (INITIAL SHARES)                              9/29/89       -13.41%        8.84%         12.69%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- Disciplined Stock                                  5/1/96       -14.48%        6.20%          8.50%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Dreyfus VIF-- International Value                                5/1/96       -14.43%        2.49%          2.50%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated High Income Bond (Primary Class)                       3/1/94        -0.04%        0.56%          3.51%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International                                          5/8/95       -30.41%        5.41%          5.47%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated International Small Company                            5/1/00       -30.99%        N/A          -30.71%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Federated Utility                                               2/10/94       -14.93%        1.45%          5.28%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
FIRST AMERICAN INSURANCE PORTFOLIOS
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A          -18.53%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A          -16.18%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Core Equity (formerly Equity Income)              8/10/94       -10.24%        7.25%         11.78%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Financial Services                                9/20/99       -11.14%        N/A            8.68%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Health Sciences                                   7/28/97       -13.81%        N/A           13.78%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- High Yield                                        5/27/94       -16.12%       -2.66%          2.10%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Real Estate Opportunity                            4/1/98       -2.15%         N/A            0.59%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Technology                                        7/14/97       -46.59%        N/A            8.69%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  INVESCO VIF-- Telecommunications                                9/20/99       -54.65%        N/A          -23.60%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
JANUS ASPEN SERIES
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Aggressive Growth (Institutional Shares)                        9/13/93       -40.30%        5.59%         10.94%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth (Institutional Shares)                                   9/13/93       -25.79%        7.53%         12.21%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Growth (Institutional Shares)                         9/13/93       -23.52%        9.57%         14.13%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
LAZARD RETIREMENT SERIES, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Equity                                        3/18/98        -8.76%        N/A            1.11%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Lazard Retirement Small Cap                                     11/4/97        16.97%        N/A            7.46%
--------------------------------------------------------------- ------------- ------------ ------------- -------------

----------------------------------------------------------------------------------------------------------------------
                                                               TABLE 3
                                                   STANDARD DEATH BENEFIT CONTRACT
                    NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                                   WITHDRAWAL CHARGES NOT DEDUCTED
                                                 (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                 PORTFOLIO                                10 YEAR OR
                          PORTFOLIO                              INCEPTION      1 YEAR        5 YEAR          TO
                                                                    DATE                                  INCEPTION
                                                                                                             DATE
--------------------------------------------------------------- ------------- ------------ ------------- -------------
LORD, ABBETT SERIES FUND, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Growth And Income                                               12/11/89       -8.02%        10.59%        10.79%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Limited Maturity Bond                                           9/10/84         7.26%         4.06%         3.95%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Midcap Growth                                                   11/3/97       -25.70%        N/A           12.83%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Partners                                                        3/22/94        -4.19%         5.24%        13.89%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Equity Income VCT                                       9/14/99        -8.45%        N/A            0.58%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -24.50%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Pioneer Fund VCT                                                 5/1/00       -12.34%        N/A           -8.98%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
RYDEX VARIABLE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Nova                                                             5/7/97       -24.64%        N/A            2.51%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  OTC                                                              5/7/97       -36.08%        N/A            8.88%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  U.S. Government Money Market(2)                                 11/2/98        1.31%         N/A            2.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Communications and Information (Class 2 Shares)        10/1/94         3.60%        N/A          -28.55%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Seligman Global Technology (Class 2 Shares)                      5/1/96       -23.29%        N/A          -32.95%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
STRONG OPPORTUNITY FUND II, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Opportunity                                               5/8/92        -5.05%        12.92%        14.93%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
STRONG VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Strong Mid Cap Growth                                           12/31/96      -31.74%        11.41%        11.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Bond                                                   9/1/89        -6.44%        -0.83%         3.40%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Emerging Markets                                      12/21/95       -3.18%        -9.10%        -4.28%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Hard Assets                                            9/1/89       -11.71%        -5.23%         6.05%
--------------------------------------------------------------- ------------- ------------ ------------- -------------
  Worldwide Real Estate                                           6/23/97         3.86%        N/A            4.47%
--------------------------------------------------------------- ------------- ------------ ------------- -------------



(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite

Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.


                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT.


When annuity payments commence, the value of the Individual Contract is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Contract with respect to each investment medium as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Contract value. Any portion of the Individual Contract value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Contract value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected, the age of the annuitant (for certain options) and the assumed net performance selected by the Contract Owner. The standard assumed net performance is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Conseco Variable may offer, may be selected prior to the commencement of annuity payments.

The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.


VALUE OF AN ANNUITY UNIT.


At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Subaccount of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Subaccount for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.


AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS.


The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable Subaccount by (ii) the Annuity Unit value for the Subaccount.

If Annuity Units are established for more than one Subaccount, the calculation is made separately and the results are combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Subaccount. If payments were based on the investment experience of more than one Subaccount, the same procedure would be followed to determine the portion of the monthly payment attributed to each Subaccount.

2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Contract and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Contract of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $6.57, or $367.92.


Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 /$1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3-1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.


                             INDEPENDENT ACCOUNTANTS

The financial statements included in this Statement of Additional Information of Conseco Variable Annuity Account E and Conseco Variable Insurance Company have been audited by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion given on the authority of such firm as experts in accounting and auditing. The principal business address of PricewaterhouseCoopers LLP is 300 North Meridian Street, Indianapolis, Indiana 46204.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                              FINANCIAL STATEMENTS


The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                                                      [LOGO] (R)
                                                                     CONSECO (R)
                                                                    STEP UP.(SM)



CONSECO VARIABLE INSURANCE COMPANY









ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2001







                                              Conseco Variable Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2001

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E                                                                                            PAGE
Statement of Assets and Liabilities as of December 31, 2001................................................................      2
Statements of Assets and Liabilities--Unit Progression for the Period Ended December 31, 2001...............................     8
Statements of Operations and Statements of Changes in Net Assets for the Period Ended December 31, 2001....................     10
Statements of Operations and Statements of Changes in Net Assets for the Period Ended December 31, 2000....................     20
Notes to Financial Statements..............................................................................................     28
Report of Independent Accountants .........................................................................................     30

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

====================================================================================================================
                                                                                SHARES         COST          VALUE
--------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio ...................................................      370,625.7  $19,661,364 $  13,627,906
     Leveraged AllCap Portfolio .........................................      414,599.4   18,730,279    13,080,610
     MidCap Growth Portfolio ............................................      313,984.5    7,463,308     5,548,107
     Small Capitalization Portfolio .....................................      287,530.7    7,310,849     4,758,634
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ........................................        5,183.9      112,166       114,876
   American Century Variable Portfolios, Inc:
     Income and Growth Fund .............................................      247,949.7    1,742,445     1,601,755
     International Fund .................................................      138,842.6    1,322,886       914,973
     Value Fund .........................................................      722,235.1    4,949,381     5,373,429
   Berger Institutional Products Trust:
     Growth Fund.........................................................      188,088.1    3,199,747     1,944,831
     International Fund .................................................      189,727.1    1,984,942     1,819,483
     Large Cap Growth Fund ..............................................      521,194.2   12,677,207     8,907,208
     New Generation Fund.................................................      159,569.3      489,043       481,899
     Small Company Growth Fund ..........................................      318,910.6    6,599,004     4,538,098
   Conseco Series Trust:
     Balanced Portfolio .................................................    1,659,436.1   23,426,416    20,178,744
     Conseco 20 Focus Portfolio..........................................       64,984.7      324,719       297,630
     Equity Portfolio ...................................................    2,073,483.7   45,018,648    35,871,268
     Fixed Income Portfolio .............................................    1,363,639.7   13,177,339    13,472,760
     Government Securities Portfolio ....................................      403,659.0    4,648,074     4,722,810
     High Yield Portfolio................................................       54,073.4      526,105       501,801
     Money Market Portfolio .............................................   14,825,022.1   14,825,022    14,825,022
   The Dreyfus Socially Responsible Growth Fund, Inc ....................      240,939.4    8,341,258     6,425,853
   Dreyfus Stock Index Fund .............................................    1,254,816.8   41,636,124    36,841,421
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ........................................       79,415.9    1,710,323     1,658,997
     International Value Portfolio ......................................       35,987.9      466,424       416,020
   Federated Insurance Series:
     High Income Bond Fund II ...........................................      381,003.4    3,159,553     2,941,346
     International Equity Fund II .......................................      168,122.4    3,048,069     1,913,233
     International Small Company Fund II.................................          804.8        4,987         4,467
     Utility Fund II ....................................................      215,475.0    2,740,119     2,234,476
   First American Insurance Portfolios:
     Mid Cap Growth Portfolio............................................        2,003.6       14,581        15,528
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund..................................................       50,454.7    1,012,875       937,449
     Financial Services Fund.............................................        7,964.8       99,891        98,923
     Health Sciences Fund................................................        8,342.3      151,695       151,830
     High Yield Fund.....................................................       92,385.5      941,879       705,826
     Real Estate Opportunity Fund........................................       15,108.4      147,664       150,631
     Technology Fund.....................................................        1,976.8       28,158        30,383
     Telecommunications Fund.............................................        5,144.2       28,155        28,653
   Janus Aspen Series:
     Aggressive Growth Portfolio ........................................      553,894.2   26,471,415    12,174,595
     Growth Portfolio ...................................................      946,365.0   27,740,695    18,813,736
     Worldwide Growth Portfolio .........................................    1,080,065.3   35,949,977    30,825,063
   Lazard Retirement Series, Inc:
     Equity Portfolio ...................................................       21,865.2      214,023       205,095
     Small Cap Portfolio ................................................      196,331.6    2,449,910     2,568,018
   Lord Abbett Series Fund, Inc
     Growth and Income Portfolio ........................................      112,355.5    2,639,706     2,596,535

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2001

====================================================================================================================
                                                                                SHARES         COST          VALUE
--------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ....................................      159,624.7  $ 2,088,855   $ 2,150,145
     MidCap Growth Portfolio ............................................          851.7       13,946        14,427
     Partners Portfolio .................................................      260,110.7    4,128,817     3,927,672
   Pioneer Variable Contracts Trust (Class II):
     Equity Income Portfolio.............................................      143,456.0    2,837,592     2,652,502
     Europe Portfolio....................................................          607.4        5,345         5,035
     Fund Portfolio......................................................        6,277.8      132,146       119,591
   Rydex Variable Trust:
     Nova Fund...........................................................       25,686.8      220,035       222,704
     OTC Fund ...........................................................      128,770.4    2,153,706     1,905,803
     U.S. Government Money Market Fund...................................        3,060.8        3,061         3,061
   Seligman Portfolios, Inc. (Class 2 shares):
     Communications and Information Portfolio............................       62,131.5      968,359       778,508
     Global Technology Portfolio.........................................       28,996.5      500,896       374,924
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .............................................      529,377.8   13,680,216     8,671,209
   Strong Opportunity Fund II, Inc.......................................      172,598.3    4,032,428     3,357,038
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ................................................       24,093.7      238,237       226,962
     Worldwide Emerging Markets Fund ....................................      116,728.0    1,331,071       950,166
     Worldwide Hard Assets Fund..........................................       52,728.1      542,618       563,664
     Worldwide Real Estate Fund .........................................       30,695.7      323,306       333,663
-------------------------------------------------------------------------------------------------------------------
       Total investments in portfolio shares.........................................................   300,576,996
Liabilities:
   Amounts payable to Conseco Variable Insurance Company ............................................         3,200
-------------------------------------------------------------------------------------------------------------------
       Net assets...................................................................................   $300,573,796
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2001

=========================================================================================================================
                                                                                 UNITS       UNIT VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owner's deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio ...................................................     7,478,750.6    $ 1.820932      $ 13,618,296
     Leveraged AllCap Portfolio .........................................     4,243,361.5      3.082296        13,079,296
     MidCap Growth Portfolio ............................................     2,990,822.2      1.855044         5,548,107
     Small Capitalization Portfolio .....................................     4,303,947.6      1.105644         4,758,634
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ........................................       111,897.4      1.026622           114,876
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund..............................................     1,597,064.2      1.002937         1,601,755
     International Fund .................................................       771,497.6      1.185970           914,973
     Value Fund .........................................................     3,346,542.0      1.605666         5,373,429
   Berger Institutional Products Trust:
     Growth Fund.........................................................     1,845,132.5      1.054033         1,944,831
     International Fund..................................................     1,815,407.7      1.002245         1,819,483
     Large Cap Growth Fund ..............................................     5,218,610.4      1.706060         8,903,262
     New Generation Fund.................................................     1,633,778.7      0.294960           481,899
     Small Company Growth Fund ..........................................     3,360,097.8      1.350585         4,538,098
   Conseco Series Trust:
     Balanced Portfolio .................................................     7,468,449.1      2.700263        20,166,777
     Conseco 20 Focus Portfolio..........................................       643,738.6      0.448123           288,474
     Equity Portfolio ...................................................     9,839,726.4      3.644453        35,860,420
     Fixed Income Portfolio .............................................     8,610,381.5      1.563766        13,464,622
     Government Securities Portfolio ....................................     3,229,323.8      1.461489         4,719,621
     High Yield Portfolio................................................       482,492.4      1.040019           501,801
     Money Market Portfolio .............................................    11,328,759.5      1.308314        14,821,575
   The Dreyfus Socially Responsible Growth Fund, Inc.....................     3,297,375.5      1.948778         6,425,853
   Dreyfus Stock Index Fund .............................................    17,246,853.5      2.135924        36,837,968
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio.........................................     1,729,331.0      0.959329         1,658,997
     International Value Portfolio.......................................       431,288.7      0.964597           416,020
   Federated Insurance Series:
     High Income Bond Fund II ...........................................     2,377,583.5      1.236450         2,939,763
     International Equity Fund II .......................................     1,342,656.6      1.424961         1,913,233
     International Small Company Fund II.................................         5,654.5      0.789926             4,467
     Utility Fund II ....................................................     1,684,291.7      1.326656         2,234,476
   First American Insurance Portfolios:
     Mid Cap Growth Portfolio............................................        18,284.4      0.849260            15,528
   Invesco Variable Investment Funds, Inc.:
     Equity Income Fund..................................................       866,451.2      1.081941           937,449
     Financial Services Fund.............................................       102,081.3      0.969062            98,923
     Health Sciences Fund................................................       148,474.5      1.022602           151,830
     High Yield Fund.....................................................       943,897.2      0.747778           705,826
     Real Estate Opportunity Fund........................................       148,999.6      1.010948           150,631
     Technology Fund.....................................................        41,987.2      0.723637            30,383
     Telecommunications Fund.............................................        49,645.5      0.577154            28,653
   Janus Aspen Series:
     Aggressive Growth Portfolio ........................................     6,882,711.9      1.768866        12,174,595
     Growth Portfolio ...................................................     9,597,605.9      1.960253        18,813,736
     Worldwide Growth Portfolio .........................................    12,664,020.2      2.433888        30,822,807
   Lazard Retirement Series, Inc.:
     Equity Portfolio ...................................................       202,715.2      1.011741           205,095
     Small Cap Portfolio ................................................     2,074,103.1      1.238134         2,568,018
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio ........................................     2,130,236.1      1.214479         2,587,127

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2001

=========================================================================================================================
                                                                                UNITS          UNIT VALUE        VALUE
-------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ...................................     1,771,588.4       $ 1.213682     $ 2,150,145
     MidCap Growth Portfolio ...........................................        16,755.7         0.861011          14,427
     Partners Portfolio ................................................     3,058,771.5         1.283541       3,926,059
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio............................................     2,897,193.2         0.915542       2,652,502
     Europe Portfolio...................................................         6,706.6         0.750771           5,035
     Fund Portfolio.....................................................       136,420.9         0.876633         119,591
   Rydex Variable Trust:
     Nova Fund..........................................................        19,526.2        11.405413         222,704
     OTC Fund ..........................................................       126,193.9        15.102181       1,905,803
     U.S. Government Money Market Fund..................................         3,048.7         1.004003           3,061
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio...........................     1,355,869.8         0.574176         778,508
     Global Technology Portfolio........................................       726,332.8         0.516188         374,924
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II ............................................     5,009,390.3         1.729863       8,665,559
   Strong Opportunity Fund II, Inc. ....................................     1,836,047.0         1.828405       3,357,038
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ...............................................       229,941.3         0.987044         226,962
     Worldwide Emerging Markets Fund....................................     1,348,141.4         0.704797         950,166
     Worldwide Hard Assets Fund.........................................       588,150.6         0.958366         563,664
     Worldwide Real Estate Fund.........................................       333,693.1         0.999909         333,663
-------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves..............................   $300,491,418
=========================================================================================================================


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2001

=====================================================================================================================
                                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------------

Net assets attributable to contract owners' deferred annuity reserves (from page 5)....................  $300,491,418
---------------------------------------------------------------------------------------------------------------------

   Contract owners' annuity payment reserves:
     The Alger American Fund:
       Growth Portfolio................................................................................         9,770
       Leveraged AllCap Portfolio .....................................................................         1,406
     Berger Institutional Products Trust:
       Large Cap Growth Fund...........................................................................         3,752
     Conseco Series Trust:
       Balanced Portfolio..............................................................................         9,268
       Conseco 20 Focus Portfolio......................................................................         9,289
       Equity Portfolio................................................................................        11,104
       Fixed Income Portfolio..........................................................................         8,656
       Government Securities Portfolio.................................................................         3,390
       Money Market Portfolio .........................................................................         4,225
     Dreyfus Stock Index Fund..........................................................................         1,529
     Federated Insurance Series:
       High Income Bond Fund II .......................................................................         2,029
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio ....................................................................         9,576
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio .............................................................................         2,349
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II .........................................................................         6,035
---------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves..........................        82,378
---------------------------------------------------------------------------------------------------------------------
           Net assets..................................................................................  $300,573,796
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT E

UNIT PROGRESSION

FOR THE PERIOD ENDED DECEMBER 31, 2001

===================================================================================================================================
                                                                                                                        ALLIANCE
                                                                                                                        VARIABLE
                                                                                                                        PRODUCTS
                                                                     THE ALGER AMERICAN FUNDS                           SERIES(b)
                                                  ---------------------------------------------------------------       ----------

                                                                    LEVERAGED         MIDCAP             SMALL          GROWTH AND
                                                   GROWTH             ALLCAP          GROWTH        CAPITALIZATION        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...........  7,089,444.0       4,217,436.2      3,038,802.0     3,943,932.3               --
Units purchased ................................  2,277,751.4       1,732,275.7      1,600,078.0     1,588,820.6        519,046.7
Units redeemed ................................. (1,888,444.8)     (1,706,350.4)    (1,648,057.8)   (1,228,805.3)      (407,149.3)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........  7,478,750.6       4,243,361.5      2,990,822.2     4,303,947.6        111,897.4
====================================================================================================================================

                                                                                CONSECO SERIES TRUST PORTFOLIOS
                                                                -------------------------------------------------------------------
                                                   BRINSON
                                                   SERIES
                                                    TRUST
                                                    GROWTH                           CONSECO                              FIXED
                                                 AND INCOME(b)      BALANCED        20 FOCUS           EQUITY             INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...........    97,713.2       7,935,456.1        902,873.4      10,445,019.4       7,762,266.7
Units purchased ................................   675,141.3       1,282,114.6      1,264,936.1       1,275,751.8       4,381,720.3
Units redeemed .................................  (772,854.5)     (1,749,121.6)    (1,524,070.9)     (1,881,044.8)     (3,533,605.5)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........          --       7,468,449.1        643,738.6       9,839,726.4       8,610,381.5
====================================================================================================================================

                                                                                                             FIRST AMERICAN
                                                       FEDERATED INSURANCE SERIES (CONTINUED)              INSURANCE PORTFOLIOS
                                                ---------------------------------------------------   ------------------------------

                                                                 INTERNATIONAL
                                                INTERNATIONAL        SMALL                            LARGE CAP           MID CAP
                                                  EQUITY II      COMPANY II(c)      UTILITY II        GROWTH(c)          GROWTH(c)
====================================================================================================================================
Number of units, beginning of period ...........  1,014,247.9               --      1,616,777.6                --                --
Units purchased ................................    503,047.4          5,654.5        765,714.3                --          36,269.0
Units redeemed .................................   (174,638.7)              --       (698,200.2)               --         (17,984.6)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........         --        1,342,656.6          5,654.5       1,684,291.7          18,284.4
====================================================================================================================================

                                                       JANUS ASPEN SERIES               LAZARD RETIREMENT
                                                     PORTFOLIOS (CONTINUED)             SERIES PORTFOLIOS
                                                 -----------------------------  ----------------------------------
                                                                                                                          LORD
                                                                                                                         ABBETT
                                                                                                                       SERIES FUND
                                                                    WORLDWIDE                                            GROWTH
                                                   GROWTH            GROWTH             EQUITY         SMALL CAP       AND INCOME
====================================================================================================================================
Number of units, beginning of period ...........  9,293,632.2     13,388,370.8        187,656.6         558,250.8       1,061,340.9
Units purchased ................................  3,006,436.5      2,152,141.1        172,416.1       2,445,046.3       1,663,661.3
Units redeemed ................................. (2,702,462.8)    (2,876,491.7)      (157,357.5)       (929,194.0)       (594,766.1)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..........  9,597,605.9     12,664,020.2        202,715.2       2,074,103.1       2,130,236.1
====================================================================================================================================

                                                                                                        STRONG
                                                   RYDEX                                               VARIABLE
                                                VARIABLE TRUST                                         INSURANCE
                                                 (CONTINUED)           SELIGMAN PORTFOLIOS               FUNDS
                                               ----------------   ------------------------------     -------------
                                                                  COMMUNICATIONS                                         STRONG
                                               U.S. GOVERNMENT         AND              GLOBAL          MID CAP        OPPORTUNITY
                                               MONEY MARKET(c)      INFORMATION       TECHNOLOGY       GROWTH II         FUND II
===================================================================================================================================
Number of units, beginning of period ..........            --        652,389.1        458,865.9        5,610,211.3      1,300,138.8
Units purchased ...............................       3,048.7      1,644,657.4        691,231.0        1,349,745.9      1,214,949.4
Units redeemed ................................            --       (941,176.7)      (423,764.1)      (1,950,566.9)      (679,041.2)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period .........       3,048.7        1,355,869.8      726,332.8        5,009,390.3      1,836,047.0
===================================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.
(c) See Statements of Operations for period represented.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================


                  AMERICAN CENTURY
                 VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------------    -----------------------------------------------------------------------------
                                                                                                                     SMALL
   INCOME AND                                                                     LARGE CAP          NEW             COMPANY
     GROWTH     INTERNATIONAL        VALUE          GROWTH      INTERNATIONAL     GROWTH(a)      GENERATION          GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  1,135,220.8      804,027.9      2,641,724.0    1,888,867.1     1,859,553.3     5,983,611.1        591,979.3      3,247,913.1
  1,136,394.0      550,178.0      4,170,003.6      547,512.0        97,473.9     1,371,172.6      5,859,540.7      1,375,834.4
   (674,550.6)    (582,708.3)    (3,465,185.6)    (591,246.6)     (141,619.5)   (2,136,173.3)    (4,817,741.3)    (1,263,649.7)
------------------------------------------------------------------------------------------------------------------------------
  1,597,064.2      771,497.6      3,346,542.0    1,845,132.5     1,815,407.7     5,218,610.4      1,633,778.7      3,360,097.8
==============================================================================================================================

                                                                                                                 FEDERATED
                                                                                       DREYFUS VARIABLE          INSURANCE
 CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                           INVESTMENT FUNDS            SERIES
---------------------------------------------                                   -----------------------------   -------------

                                              DREYFUS SOCIALLY    DREYFUS
  GOVERNMENT         HIGH           MONEY       RESPONSIBLE        STOCK        DISCIPLINED     INTERNATIONAL    HIGH INCOME
  SECURITIES         YIELD          MARKET         GROWTH          INDEX           STOCK            VALUE          BOND II
-----------------------------------------------------------------------------------------------------------------------------
  3,030,069.2      131,433.0      9,861,492.8    3,846,715.8    16,261,879.9     2,493,064.7      315,003.3      2,681,651.0
  2,330,850.6      858,343.2     22,414,894.2      646,928.2     4,628,873.6     1,857,465.8      490,709.3      2,081,768.1
 (2,131,596.0)    (507,283.8)   (20,947,627.5)  (1,196,268.5)   (3,643,900.0)   (2,621,199.5)    (374,423.9)    (2,385,835.6)
-----------------------------------------------------------------------------------------------------------------------------
  3,229,323.8      482,492.4     11,328,759.5    3,297,375.5    17,246,853.5     1,729,331.0      431,288.7      2,377,583.5
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                     JANUS
                                                                                                                     ASPEN
                                                                                                                     SERIES
                                        INVESCO VARIABLE INVESTMENT FUNDS                                          PORTFOLIOS
------------------------------------------------------------------------------------------------------------------ ------------
                                                                   REAL
     EQUITY      FINANCIAL       HEALTH                           ESTATE                             TELE-          AGGRESSIVE
     INCOME     SERVICES(c)    SCIENCES(c)    HIGH YIELD     OPPORTUNITY(c)   TECHNOLOGY(c)   COMMUNICATIONS(c)    GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  516,136.3              --            --       939,967.0              --               --              --         6,916,096.5
  543,477.4       103,505.6     163,119.5       735,674.4       200,465.2         73,857.8        49,645.5         2,226,126.2
 (193,162.5)       (1,424.3)    (14,645.0)     (731,744.2)      (51,465.6)       (31,870.6)             --        (2,259,510.8)
-------------------------------------------  ----------------------------------------------------------------------------------
  866,451.2       102,081.3     148,474.5       943,897.2       148,999.6         41,987.2        49,645.5         6,882,711.9
-------------------------------------------  ----------------------------------------------------------------------------------

                 NEUBERGER BERMAN                                 PIONEER VARIABLE
       ADVISERS MANAGEMENT TRUST PORTFOLIOS                         CONTRACT TRUST                     RYDEX VARIABLE TRUST
--------------------------------------------    -------------------------------------------      ------------------------------
    LIMITED        MIDCAP                        EQUITY
 MATURITY BOND    GROWTH(c)     PARTNERS       INCOME(c)       EUROPE(c)        FUND(c)           NOVA                 OTC
-------------------------------------------------------------------------------------------------------------------------------
  1,348,298.0            --    3,098,142.3              --             --               --        21,818.1            67,445.7
  3,018,130.5      16,755.7      685,474.6     3,081,899.2        8,931.7        149,428.0        48,787.4           132,967.9
 (2,594,840.1)           --     (724,845.4)     (184,706.0)      (2,225.1)       (13,007.1)      (51,079.3)          (74,219.7)
-------------------------------------------  ----------------------------------------------------------------------------------
  1,771,588.4      16,755.7    3,058,771.5     2,897,193.2        6,706.6        136,420.9        19,526.2           126,193.9
-------------------------------------------  ----------------------------------------------------------------------------------

             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------------------------------------------------

                                                          OLD
                                                          HARD
                 EMERGING        HARD          REAL      ASSETS     COMBINED
      BOND        MARKETS       ASSETS        ESTATE    (Note 1)     TOTAL
================================================================  ==============

   282,015.9   1,338,555.6    1,232,833.7     87,043.1    65.5    153,197,449.2
    58,032.0     313,042.5      741,211.1    413,126.6      --     95,433,256.4
  (110,106.6)   (303,456.7)  (1,385,894.2)  (166,476.6)  (65.5)   (84,860,904.4)
----------------------------------------------------------------  --------------
   229,941.3   1,348,141.4      588,150.6    333,693.1      --    163,769,801.2
================================================================  ==============

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
---------------------------------------------------------------------------------------------------------------------  ------------
                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION  INCOME (a)(b)
---------------------------------------------------------------------------------------------------------------------  -------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .................   $    31,072    $        --    $  413,932    $     2,496      $     --
Expenses:
  Mortality and expense risk fees ........................       169,909        169,459        70,199         59,412           698
  Administrative fees ....................................        20,389         20,335         8,424          7,129            84
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .......................................       190,298        189,794        78,623         66,541           782
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ..................      (159,226)      (189,794)      335,309        (64,045)         (782)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ......................      (666,942)      (978,878)   (1,217,005)      (765,442)        6,083
  Net realized long-term capital gain distributions
    from investments in portfolio shares .................     1,684,895        488,296     2,039,272             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares .................................     1,017,953       (490,582)      822,267       (765,442)        6,083
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .......................  (2,778,572)    (2,214,101)   (1,795,751)    (1,186,857)        2,709
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ................................. $(1,919,845)   $(2,894,477)  $  (638,175)   $(2,016,344)     $  8,010
====================================================================================================================================

Total return (Note 6) ...................................         (13.05)%       (17.11)%       (7.83)%       (30.50)%        2.19%
                                                           =========================================================================
Investment income ratio (Note 6) .........................           .23%          0.00%         7.37%           .05%         0.00%
                                                           =========================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                            ---------------------------------------------------------  -------------

                                                                             LEVERAGED       MIDCAP         SMALL       GROWTH AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION  INCOME (a)(b)
=====================================================================================================================  =============
Changes from operations:
  Net investment income (expense) ......................... $  (159,226)   $  (189,794)   $   335,309   $   (64,045)     $   (782)
  Net realized gain (loss) on investments
    in portfolio shares ...................................   1,017,953       (490,582)       822,267      (765,442)        6,083
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................  (2,778,572)    (2,214,101)    (1,795,751)   (1,186,857)        2,709
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................  (1,919,845)    (2,894,477)      (638,175)   (2,016,344)        8,010
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................   1,997,630      2,457,421        967,427       620,049         4,263
  Contract redemptions ....................................  (1,109,368)      (953,955)      (483,306)     (447,699)         (828)
  Net transfers ...........................................    (187,206)    (1,212,347)      (413,981)      328,392       103,431
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ................     701,056        291,119         70,140       500,742       106,866
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........  (1,218,789)    (2,603,358)      (568,035)   (1,515,602)      114,876
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................  14,846,855     15,684,060      6,116,142     6,274,236            --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................... $13,628,066    $13,080,702    $ 5,548,107   $ 4,758,634      $114,876
====================================================================================================================================

Notes:
(a) For the period October 26, 2001 (commencement of operations) to December 31, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
               AMERICAN CENTURY
              VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST
-------------------------------------------  -----------------------------------------------------------------------
                                                                                                                          BRINSON
                                                                                                            SMALL      SERIES TRUST
   INCOME AND                                                                LARGE CAP         NEW         COMPANY      GROWTH AND
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION      GROWTH        INCOME(b)
-------------------------------------------  ---------------------------------------------------------------------------------------



$    11,480    $       998    $    50,904    $        --    $    19,166    $    44,339    $        --    $        --    $   38,453

     19,563         14,018         55,523         27,750         24,827        133,656          5,392         63,899         1,854
      2,347          1,682          6,663          3,330          2,979         16,039            647          7,668           223
----------------------------------------------------------------------------------------------------------------------------------
     21,910         15,700         62,186         31,080         27,806        149,695          6,039         71,567         2,077
----------------------------------------------------------------------------------------------------------------------------------
    (10,430)       (14,702)       (11,282)       (31,080)        (8,640)      (105,356)        (6,039)       (71,567)       36,376
----------------------------------------------------------------------------------------------------------------------------------


    (87,562)       (89,236)       602,768        (24,002)        23,731        307,033       (422,760)      (493,454)     (137,819)

         --        110,152             --             --        125,457             --             --         47,088        72,451
----------------------------------------------------------------------------------------------------------------------------------
    (87,562)        20,916        602,768        (24,002)       149,188        307,033       (422,760)      (446,366)      (65,368)
-----------------------------------------------------------------------------------------------------------------------------------

    (84,381)      (432,343)      (143,426)      (971,021)      (644,111)    (3,841,113)       155,027     (1,735,079)        5,139
-----------------------------------------------------------------------------------------------------------------------------------
$  (182,373)   $  (426,129)   $   448,060    $(1,026,103)   $  (503,563)   $(3,639,436)   $  (273,772)   $(2,253,012)   $  (23,853)
==================================================================================================================================

      (9.63)%       (30.17)%        11.25%        (33.45)%       (21.38)%       (26.31)%       (49.70)%       (34.40)%         N/A
==================================================================================================================================
        .73%           .09%          1.15%          0.00%           .96%           .41%          0.00%          0.00%        25.92%
===================================================================================================================================






====================================================================================================================================

               AMERICAN CENTURY
              VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          BRINSON
                                                                                                            SMALL      SERIES TRUST
   INCOME AND                                                                LARGE CAP         NEW         COMPANY      GROWTH AND
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH       GENERATION      GROWTH        INCOME(b)
-------------------------------------------  ---------------------------------------------------------------------------------------

  $    (10,430)  $   (14,702)  $    (11,282)  $    (31,080) $     (8,640)  $   (105,356)  $    (6,039)  $    (71,567)  $    36,376
       (87,562)       20,916        602,768        (24,002)      149,188        307,033      (422,760)      (446,366)      (65,368)

       (84,381)     (432,343)      (143,426)      (971,021)     (644,111)    (3,841,113)      155,027     (1,735,079)        5,139
------------------------------------------------------------------------------------------------------------------------------------
      (182,373)     (426,129)       448,060     (1,026,103)     (503,563)    (3,639,436)     (273,772)    (2,253,012)      (23,853)
------------------------------------------------------------------------------------------------------------------------------------
       189,422       109,050        628,803        299,166        19,972      1,215,446       228,659        558,094         8,705
       (93,909)     (151,875)      (331,267)      (193,357)      (50,944)    (1,634,848)      (13,952)      (675,471)      (11,880)
       428,665        18,473        814,880       (126,340)      (16,661)      (893,526)      193,801        221,245       (71,980)
------------------------------------------------------------------------------------------------------------------------------------

       524,178       (24,352)     1,112,416        (20,531)      (47,633)    (1,312,928)      408,508        103,868       (75,155)
-----------------------------------------------------------------------------------------------------------------------------------
       341,805      (450,481)     1,560,476     (1,046,634)     (551,196)    (4,952,364)      134,736     (2,149,144)      (99,008)
-----------------------------------------------------------------------------------------------------------------------------------
     1,259,950     1,365,454      3,812,953      2,991,465     2,370,679     13,859,378       347,163      6,687,242        99,008
-----------------------------------------------------------------------------------------------------------------------------------
  $  1,601,755   $   914,973   $  5,373,429   $  1,944,831  $  1,819,483   $  8,907,014   $   481,899   $  4,538,098   $        --
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                          --------------------------------------------------------------------------
                                                                              CONSECO                       FIXED       GOVERNMENT
                                                              BALANCED       20 FOCUS        EQUITY        INCOME       SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .................. $   690,658    $        --    $   270,373   $   717,660      $211,467
Expenses:
   Mortality and expense risk fees ........................     276,496          6,545        464,359       153,148        58,293
   Administrative fees ....................................      33,180            785         55,723        18,378         6,995
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................     309,676          7,330        520,082       171,526        65,288
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................     380,982         (7,330)      (249,709)      546,134       146,179
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .......................    (412,798)      (578,865)    (1,335,472)       18,907       138,837
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................          --             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ..............................    (412,798)      (578,865)    (1,335,472)       18,907       138,837
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ......................  (1,849,000)       274,665     (3,480,177)      226,113       (77,575)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ................................ $(1,880,816)   $  (311,530)   $(5,065,358)  $   791,154      $207,441
====================================================================================================================================

Total return (Note 6) .....................................       (7.91)%       (46.76)%       (11.56)%        7.32%         4.65%
                                                            ========================================================================

Investment income ratio (Note 6) ..........................        3.12%          0.00%           .73%         5.86%         4.53%
                                                            ========================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                          --------------------------------------------------------------------------
                                                                              CONSECO                       FIXED       GOVERNMENT
                                                              BALANCED       20 FOCUS        EQUITY        INCOME       SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (expense) ......................... $   380,982    $    (7,330)   $  (249,709)  $   546,134       $146,179
  Net realized gain (loss) on investments in
    portfolio shares ......................................    (412,798)      (578,865)    (1,335,472)       18,907        138,837
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................  (1,849,000)       274,665     (3,480,177)      226,113        (77,575)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations .................................  (1,880,816)      (311,530)    (5,065,358)      791,154        207,441
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................   2,288,017        185,971      3,458,787       840,711        320,654
  Contract redemptions ....................................  (1,660,138)       (29,023)    (2,575,902)   (1,342,485)      (427,737)
  Net transfers ...........................................  (1,839,283)      (307,594)    (2,990,059)    1,863,476        387,140
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ................  (1,211,404)      (150,646)    (2,107,174)    1,361,702        280,057
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........  (3,092,220)      (462,176)    (7,172,532)    2,152,856        487,498
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................  23,268,265        759,939     43,044,056    11,320,422      4,235,513
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................... $20,176,045    $   297,763    $35,871,524   $13,473,278     $4,723,011
====================================================================================================================================

Notes:
(a)  For the period May 1, 2001 (commencement of operations) to December 31,
     2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
        CONSECO SERIES
       TRUST PORTFOLIOS                                           DREYFUS VARIABLE
          (CONTINUED)                                             INVESTMENT FUNDS                 FEDERATED INSURANCE SERIES
---------------------------                                 ------------------------------  ----------------------------------------
                             DREYFUS SOCIALLY    DREYFUS                                      HIGH                     INTERNATIONAL
      HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME     INTERNATIONAL      SMALL
      YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II      EQUITY II   COMPANY II(a)
------------------------------------------------------------------------------------------------------------------------------------

$    38,526    $   574,757    $     4,714    $   408,107    $     7,253    $     5,748    $   362,604    $    97,237    $       --

      4,003        189,797         98,009        463,344         20,983          5,249         39,828         23,256            22
        480         22,776         11,761         55,601          2,518            630          4,779          2,791             3
------------------------------------------------------------------------------------------------------------------------------------
      4,483        212,573        109,770        518,945         23,501          5,879         44,607         26,047            25
------------------------------------------------------------------------------------------------------------------------------------
     34,043        362,184       (105,056)      (110,838)       (16,248)          (131)       317,997         71,190           (25)
------------------------------------------------------------------------------------------------------------------------------------


    (10,326)            --        (15,337)       485,575       (519,920)       (48,143)      (706,820)      (221,966)           (4)

         --             --             --        192,128             --             --             --        125,326            --
------------------------------------------------------------------------------------------------------------------------------------
    (10,326)            --        (15,337)       677,703       (519,920)       (48,143)      (706,820)       (96,640)           (4)
------------------------------------------------------------------------------------------------------------------------------------

    (24,550)            --     (2,157,753)    (6,233,181)       244,877        (28,531)       366,327       (656,384)         (521)
------------------------------------------------------------------------------------------------------------------------------------
$      (833)   $   362,184    $(2,278,146)  $ (5,666,316)  $   (291,291)   $   (76,805)   $   (22,496)   $  (681,834)   $     (550)
===================================================================================================================================

       1.73%          2.52%        (23.66)%       (13.41)%       (14.48)%       (14.43)%        (0.04)%       (30.41)%      (21.57)%
===================================================================================================================================

      12.03%          3.79%           .06%          1.10%           .43%          1.37%         11.38%          5.23%         0.00%
====================================================================================================================================






====================================================================================================================================
        CONSECO SERIES
       TRUST PORTFOLIOS                                           DREYFUS VARIABLE
          (CONTINUED)                                             INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
-----------------------------                                ----------------------------  -----------------------------------------
                             DREYFUS SOCIALLY    DREYFUS                                      HIGH                     INTERNATIONAL
      HIGH          MONEY       RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     INCOME     INTERNATIONAL      SMALL
      YIELD        MARKET         GROWTH          INDEX         STOCK          VALUE         BOND II      EQUITY II   COMPANY II(a)
------------------------------------------------------------------------------------------------------------------------------------
$    34,043    $   362,184    $  (105,056)   $  (110,838)   $   (16,248)   $      (131)   $   317,997    $    71,190    $      (25)
    (10,326)            --        (15,337)       677,703       (519,920)       (48,143)      (706,820)       (96,640)           (4)

    (24,550)            --     (2,157,753)    (6,233,181)       244,877        (28,531)       366,327       (656,384)         (521)
------------------------------------------------------------------------------------------------------------------------------------
       (833)       362,184     (2,278,146)    (5,666,316)      (291,291)       (76,805)       (22,496)      (681,834)         (550)

    133,608      3,015,710        984,008      5,347,143        150,487         51,055        215,674        130,641            17
    (28,674)    (3,634,787)    (1,142,070)    (2,569,217)       (96,134)       (31,843)      (233,113)       (73,514)           --
    263,328      2,490,306       (957,566)      (387,551)      (900,763)       118,510       (339,836)       461,132         5,000
------------------------------------------------------------------------------------------------------------------------------------

    368,262      1,871,229     (1,115,628)     2,390,375       (846,410)       137,722       (357,275)       518,259         5,017
    367,429      2,233,413     (3,393,774)    (3,275,941)    (1,137,701)        60,917       (379,771)      (163,575)        4,467
    134,372     12,592,387      9,819,627     40,115,438      2,796,698        355,103      3,321,563      2,076,808            --
$   501,801    $14,825,800    $ 6,425,853    $36,839,497    $ 1,658,997    $   416,020    $ 2,941,792    $ 1,913,233    $    4,467
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                             FEDERATED
                                                          INSURANCE SERIES       FIRST AMERICAN               INVESCO VARIABLE
                                                             (CONTINUED)      INSURANCE PORTFOLIOS            INVESTMENT FUNDS
                                                          ----------------  ---------------------------   --------------------------

                                                                             LARGE CAP       MID CAP       EQUITY        FINANCIAL
                                                             UTILITY II      GROWTH(a)      GROWTH(a)      INCOME       SERVICES(a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .................. $    78,007    $        --    $        --   $    12,528      $    362
Expenses:
  Mortality and expense risk fees .........................      30,056             --             97         9,948           363
  Administrative fees .....................................       3,607             --             12         1,194            44
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................      33,663             --            109        11,142           407
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................      44,344             --           (109)        1,386           (45)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .......................    (303,792)            --         (1,394)      (28,697)         (110)
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................          --             --             --           932            16
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .................................    (303,792)            --         (1,394)      (27,765)          (94)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ......................    (146,964)            --            947       (57,571)         (968)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ............................... $  (406,412)   $        --    $      (556)  $   (83,950)     $ (1,107)
====================================================================================================================================

Total return (Note 6) .....................................      (14.93)%       (18.53)%       (16.18)%      (10.24)%       (3.84)%

                                                            ========================================================================

Investment income ratio (Note 6) ..........................        3.24%           N/A           0.00%         1.57%         1.25%

                                                            ========================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                              FEDERATED
                                                          INSURANCE SERIES       FIRST AMERICAN               INVESCO VARIABLE
                                                             (CONTINUED)      INSURANCE PORTFOLIOS            INVESTMENT FUNDS
                                                          ----------------  ---------------------------   --------------------------

                                                                             LARGE CAP       MID CAP       EQUITY        FINANCIAL
                                                             UTILITY II      GROWTH(a)      GROWTH(a)      INCOME       SERVICES(a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $    44,344    $        --    $      (109)  $     1,386      $    (45)
  Net realized gain (loss) on investments in
    portfolio shares ......................................    (303,792)            --         (1,394)      (27,765)          (94)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................    (146,964)            --            947       (57,571)         (968)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................    (406,412)            --           (556)      (83,950)       (1,107)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................     208,858             --         12,749       112,110        20,991
  Contract redemptions ....................................    (119,301)            --             --       (65,871)          (76)
  Net transfers ...........................................      30,065             --          3,335       352,998        79,115
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ................     119,622             --         16,084       399,237       100,030
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........    (286,790)            --         15,528       315,287        98,923
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................   2,521,266             --             --       622,162            --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................... $ 2,234,476    $        --    $    15,528   $   937,449      $ 98,923
====================================================================================================================================

Notes:
(a)  For the period May 1, 2001 (commencement of operations) to December 31,
     2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          LAZARD
                                                                                                                        RETIREMENT
                                                                                                                          SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS         PORTFOLIOS
---------------------------------------------------------------------------  ---------------------------------------   ------------
     HEALTH                    REAL ESTATE                    TELECOM-       AGGRESSIVE                     WORLDWIDE
  SCIENCES(a)   HIGH YIELD   OPPORTUNITY(a) TECHNOLOGY(a)  MUNICATIONS(a)     GROWTH         GROWTH          GROWTH      EQUITY
---------------------------------------------------------------------------------------------------------------------- -----------



$       479    $    76,742    $     1,527    $        --    $        --    $        --    $    14,437    $   165,955    $    1,270

        451         10,892            446            114             50        179,811        262,552        436,867         2,578
         54          1,307             53             14              6         21,577         31,506         52,424           309
----------------------------------------------------------------------------------------------------------------------------------
        505         12,199            499            128             56        201,388        294,058        489,291         2,887
----------------------------------------------------------------------------------------------------------------------------------
        (26)        64,543          1,028           (128)           (56)      (201,388)      (279,621)      (323,336)       (1,617)
----------------------------------------------------------------------------------------------------------------------------------
       (225)       (84,448)          (766)         2,010            (14)       (50,959)      (443,034)       919,498       (18,578)
----------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --             --         42,040             --            --
----------------------------------------------------------------------------------------------------------------------------------
       (225)       (84,448)          (766)         2,010            (14)       (50,959)      (400,994)       919,498       (18,578)

        135       (135,814)         2,967          2,225            498     (8,101,476)    (5,911,679)   (10,707,018)       12,498
----------------------------------------------------------------------------------------------------------------------------------
$      (116)   $  (155,719)   $     3,229    $     4,107    $       428    $(8,353,823)   $(6,592,294)   $(10,110,856)  $   (7,697)
==================================================================================================================================
       1.75%        (16.12)%         0.79%        (29.41)%       (43.87)%       (40.30)%       (25.79)%       (23.52)%       (8.76)%
==================================================================================================================================

       1.33%          8.81%          4.28%          0.00%          0.00%          0.00%           .07%           .47%          .62%
==================================================================================================================================






====================================================================================================================================
                                                                                                                        RETIREMENT
                                                                                                                          SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS         PORTFOLIOS
---------------------------------------------------------------------------  -----------------------------------------------------
     HEALTH                     REAL ESTATE                   TELECOM-       AGGRESSIVE                    WORLDWIDE
  SCIENCES(a)   HIGH YIELD   OPPORTUNITY(a)  TECHNOLOGY(a)  MUNICATIONS(a)    GROWTH         GROWTH        GROWTH        EQUITY
----------------------------------------------------------------------------------------------------------------------------------

$       (26)   $    64,543    $     1,028    $      (128)   $       (56)   $  (201,388)   $  (279,621)   $  (323,336)   $   (1,617)
       (225)       (84,448)          (766)         2,010            (14)       (50,959)      (400,994)       919,498       (18,578)

        135       (135,814)         2,967          2,225            498     (8,101,476)    (5,911,679)   (10,707,018)       12,498
----------------------------------------------------------------------------------------------------------------------------------
       (116)      (155,719)         3,229          4,107            428     (8,353,823)    (6,592,294)   (10,110,856)       (7,697)
----------------------------------------------------------------------------------------------------------------------------------
     18,018        136,565         91,624         17,978          4,345      3,408,411      4,162,277      4,901,794        15,119
         --       (135,117)            --         (8,366)            --     (1,106,352)    (1,465,220)    (2,829,391)      (45,872)
    133,928         22,147         55,778         16,664         23,880     (2,265,371)    (1,839,794)    (3,746,922)       35,450
----------------------------------------------------------------------------------------------------------------------------------

    151,946         23,595        147,402         26,276         28,225         36,688        857,263     (1,674,519)        4,697
----------------------------------------------------------------------------------------------------------------------------------
    151,830       (132,124)       150,631         30,383         28,653     (8,317,135)    (5,735,031)   (11,785,375)       (3,000)
----------------------------------------------------------------------------------------------------------------------------------
         --        837,950             --             --             --     20,491,730     24,548,767     42,608,182       208,095
----------------------------------------------------------------------------------------------------------------------------------
$   151,830    $   705,826    $   150,631    $    30,383    $    28,653    $12,174,595    $18,813,736    $30,822,807    $  205,095
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                          LAZARD RETIREMENT                           NEUBERGER BERMAN
                                                          SERIES PORTFOLIOS                          ADVISERS MANAGEMENT
                                                             (CONTINUED)                              TRUST PORTFOLIOS
                                                          -----------------               ------------------------------------------

                                                                            LORD ABBETT
                                                                            SERIES FUND      LIMITED
                                                                            GROWTH AND      MATURITY       MIDCAP
                                                              SMALL CAP       INCOME          BOND        GROWTH(a)      PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .................. $    92,253    $    13,072    $    86,262   $        --      $ 15,278
Expenses:
  Mortality and expense risk fees .........................      17,841         23,771         31,978            23        48,546
  Administrative fees .....................................       2,141          2,853          3,837             3         5,826
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................      19,982         26,624         35,815            26        54,372
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...................      72,271        (13,552)        50,447           (26)      (39,094)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .......................      67,344         29,292         97,152             1      (278,443)
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................      46,766         54,850             --            --       145,139
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ..................................     114,110         84,142         97,152             1      (133,304)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ......................      83,543       (202,258)        26,380           481        25,164
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ............................... $   269,924    $  (131,668)   $   173,979   $       456     $(147,234)
===================================================================================================================================

Total return  (Note 6) ....................................       16.97%         (8.02)%         7.26%       (14.55)%       (4.19)%
                                                            ========================================================================
Investment income ratio (Note 6) ..........................        6.46%           .69%          3.37%         0.00%          .39%
                                                            ========================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                          LAZARD RETIREMENT                           NEUBERGER BERMAN
                                                          SERIES PORTFOLIOS                          ADVISERS MANAGEMENT
                                                             (CONTINUED)                              TRUST PORTFOLIOS
                                                          ------------------               ----------------------------------------

                                                                            LORD ABBETT
                                                                            SERIES FUND      LIMITED
                                                                            GROWTH AND      MATURITY       MIDCAP
                                                              SMALL CAP       INCOME          BOND        GROWTH(a)      PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $    72,271    $   (13,552)   $    50,447   $       (26)     $(39,094)
  Net realized gain (loss) on investments in
    portfolio share .......................................     114,110         84,142         97,152             1      (133,304)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................      83,543       (202,258)        26,380           481        25,164
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................     269,924       (131,668)       173,979           456      (147,234)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................     279,754        387,864        251,571        12,430       187,056
  Contract redemptions ....................................     (48,155)      (105,546)      (179,682)           --      (401,447)
  Net transfers ...........................................   1,475,594      1,044,656        378,655         1,541       134,294
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ................   1,707,193      1,326,974        450,544        13,971       (80,097)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........   1,977,117      1,195,306        624,523        14,427      (227,331)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     590,901      1,401,397      1,525,622            --      4,155,739
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................... $ 2,568,018    $ 2,596,703    $ 2,150,145   $    14,427     $3,928,408
===================================================================================================================================

Notes:

(a)  For the period May 1, 2001 (commencement of operations) to December 31,
     2001.

(b) For the period January 2, 2001 (commencement of operations) to December 31, 2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          STRONG
                                                                                                                         VARIABLE
              PIONEER VARIABLE                                                                                           INSURANCE
               CONTRACTS TRUST                          RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS          FUNDS
-------------------------------------------  ------------------------------------------  ----------------------------  -------------
                                                                               U.S.
                                                                            GOVERNMENT   COMMUNICATIONS
     EQUITY                                                                    MONEY           AND         GLOBAL         MID CAP
   INCOME(b)    EUROPE(b)      FUND(b)         NOVA           OTC           MARKET(a)     INFORMATION   TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------



$    25,022    $        45    $     1,820    $    31,469    $        --    $        12    $        --    $       686    $       --

     17,299             38            951          2,306         22,382             12          8,667          4,407       131,288
      2,076              5            114            277          2,686              1          1,040            529        15,754
------------------------------------------------------------------------------------------------------------------------------------
     19,375             43          1,065          2,583         25,068             13          9,707          4,936       147,042
------------------------------------------------------------------------------------------------------------------------------------
      5,647              2            755         28,886        (25,068)            (1)        (9,707)        (4,250)     (147,042)
------------------------------------------------------------------------------------------------------------------------------------


    (12,657)           (57)          (911)      (159,557)    (1,166,396)            --       (198,709)       (94,069)   (1,357,480)

     94,457             --          3,016             --             --             --        142,875         63,875            --
------------------------------------------------------------------------------------------------------------------------------------
     81,800            (57)         2,105       (159,557)    (1,166,396)            --        (55,834)       (30,194)   (1,357,480)
------------------------------------------------------------------------------------------------------------------------------------

   (185,090)          (310)       (12,555)        38,288        467,371             --          2,454        (56,969)   (2,918,307)
------------------------------------------------------------------------------------------------------------------------------------
$   (97,643)   $      (365)   $    (9,695)   $   (92,383)   $  (724,093)   $        (1)   $   (63,087)   $   (91,413)  $(4,422,829)
====================================================================================================================================

      (7.22)%       (24.50)%       (10.87)%       (24.64)%       (36.08)%         0.39%          3.60%        (23.29)%      (31.74)%
====================================================================================================================================

       1.81%          1.47%          2.39%         17.06%          0.00%          1.29%          0.00%           .19%         0.00%
====================================================================================================================================






====================================================================================================================================
                                                                                                                          STRONG
                                                                                                                         VARIABLE
              PIONEER VARIABLE                                                                                           INSURANCE
               CONTRACTS TRUST                          RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS          FUNDS
-------------------------------------------  ------------------------------------------  ----------------------------  -------------
                                                                               U.S.
                                                                            GOVERNMENT   COMMUNICATIONS
     EQUITY                                                                    MONEY           AND         GLOBAL         MID CAP
   INCOME (b)      EUROPE(b)      FUND(b)         NOVA           OTC         MARKET(a)     INFORMATION   TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------

$     5,647    $         2    $       755    $    28,886    $   (25,068)   $        (1)   $    (9,707)   $    (4,250)   $ (147,042)
     81,800            (57)         2,105       (159,557)    (1,166,396)            --        (55,834)       (30,194)   (1,357,480)

   (185,090)          (310)       (12,555)        38,288        467,371             --          2,454        (56,969)   (2,918,307)
------------------------------------------------------------------------------------------------------------------------------------
    (97,643)          (365)        (9,695)       (92,383)      (724,093)            (1)       (63,087)       (91,413)   (4,422,829)
------------------------------------------------------------------------------------------------------------------------------------

     88,920            293         47,700         45,162        936,412          3,062        308,519        194,291     1,123,537
    (62,011)            --         (6,020)       (16,246)       (69,177)             0        (46,450)       (24,065)   (1,490,538)
  2,723,236          5,107         87,606        (44,057)       169,151              0        217,969        (12,677)     (767,074)
------------------------------------------------------------------------------------------------------------------------------------

  2,750,145          5,400        129,286        (15,141)     1,036,386          3,062        480,038        157,549    (1,134,075)
------------------------------------------------------------------------------------------------------------------------------------
  2,652,502          5,035        119,591       (107,524)       312,293          3,061        416,951         66,136    (5,556,904)
------------------------------------------------------------------------------------------------------------------------------------
         --             --             --        330,228      1,593,510             --        361,557        308,788    14,228,498
------------------------------------------------------------------------------------------------------------------------------------
$ 2,652,502    $     5,035    $   119,591    $   222,704    $ 1,905,803    $     3,061    $   778,508    $   374,924    $8,671,594
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================


                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           ---------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .................. $    80,885    $    12,269    $        --   $     9,921      $  2,062
Expenses:
  Mortality and expense risk fees .........................      35,696          3,396         11,546         9,428         2,833
  Administrative fees .....................................       4,283            407          1,385         1,131           340
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................      39,979          3,803         12,931        10,559         3,173
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................      40,906          8,466        (12,931)         (638)       (1,111)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................     (10,978)        (5,389)       (78,988)       (7,411)        4,158
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................     426,659             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ..................................     415,681         (5,389)       (78,988)       (7,411)        4,158
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ......................    (611,221)       (19,214)        65,928      (112,691)        5,290
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ................................. $  (154,634)   $   (16,137)   $   (25,991)  $  (120,740)     $  8,337
====================================================================================================================================

Total return (Note 6) ....................................       (5.05)%        (6.44)%        (3.18)%       (11.71)%        3.86%
                                                           =========================================================================

Investment income ratio (Note 6) ..........................        2.83%          4.52%          0.00%         1.32%          .91%
                                                           =========================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================


                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           ---------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $    40,906    $     8,466    $   (12,931)  $      (638)     $ (1,111)
  Net realized gain (loss) on investments in
    portfolio shares ......................................     415,681         (5,389)       (78,988)       (7,411)        4,158
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................    (611,221)       (19,214)        65,928      (112,691)        5,290
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................    (154,634)       (16,137)       (25,991)     (120,740)        8,337
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................     740,067         17,216        119,066        39,888        58,747
  Contract redemptions ....................................    (170,574)       (10,788)       (51,086)      (37,789)       (6,871)
  Net transfers ...........................................     438,559        (60,846)       (66,269)     (655,846)      189,652
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ................   1,008,052        (54,418)         1,711      (653,747)      241,528
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........     853,418        (70,555)       (24,280)     (774,487)      249,865
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................   2,503,620        297,517        974,446     1,338,151        83,798
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................... $ 3,357,038    $   226,962    $   950,166   $   563,664      $333,663
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

================================================================================
     VAN ECK
    WORLDWIDE
    INSURANCE
   TRUST FUNDS
   (CONTINUED)
   -----------
    (NOTE 1)
    OLD HARD                     COMBINED
     ASSETS                        TOTAL
   -----------                   --------



     $      --                  $ 4,724,307


            --                    3,926,124
            --                      471,134
     ---------                  -----------
            --                    4,397,258
     ---------                  -----------
            --                      327,049
     ---------                  -----------



            --                  (10,333,424)
            --                    5,905,690
     ---------                  -----------
            --                   (4,427,734)
     ---------                  -----------

            --                  (57,505,506)
     ---------                  -----------
     $      --                 $(61,606,191)
     =========                  ===========

           N/A
     =========






================================================================================
     VAN ECK
    WORLDWIDE
    INSURANCE
   TRUST FUNDS
   (CONTINUED)
   -----------
    (NOTE 1)
    OLD HARD                     COMBINED
     ASSETS                        TOTAL
   -----------                   --------


     $      --                    $ 327,049
            --                   (4,427,734)

            --                  (57,505,506)
     ---------                  -----------
            --                  (61,606,191)
     ---------                  -----------
            --                   44,378,984
            --                  (28,499,307)
           (89)                  (4,786,479)
     ---------                  -----------

           (89)                  11,093,198
     ---------                  -----------
           (89)                 (50,512,993)
     ---------                  -----------
            89                  351,086,789
     ---------                  -----------
     $      --                 $300,573,796
     =========                  ===========

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                    PORTFOLIOS
                                                             ---------------------------------------------------------  ------------
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends from investments in portfolio shares .......... $ 2,257,115    $ 1,969,076    $   509,496   $ 4,072,890       $  6,164
Expenses:
  Mortality and expense risk fees .........................     219,401        243,587         60,375       139,052         14,843
  Administrative fees .....................................      26,328         29,230          7,245        16,686          1,781
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................     245,729        272,817         67,620       155,738         16,624
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...................   2,011,386      1,696,259        441,876     3,917,152        (10,460)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ................................     890,940      2,580,899        381,275    (3,419,678)        50,091
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .................  (5,972,264)   (10,103,876)      (771,843)   (4,048,358)      (176,752)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments in portfolio shares ........  (5,081,324)    (7,522,977)      (390,568)   (7,468,036)      (126,661)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................. $(3,069,938)   $(5,826,718)   $    51,308   $(3,550,884)     $(137,121)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                    PORTFOLIOS
                                                             ---------------------------------------------------------  ------------
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $ 2,011,386    $ 1,696,259    $   441,876   $ 3,917,152      $(10,460)
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................     890,940      2,580,899        381,275    (3,419,678)       50,091
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................  (5,972,264)   (10,103,876)      (771,843)   (4,048,358)     (176,752)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................  (3,069,938)    (5,826,718)        51,308    (3,550,884)     (137,121)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................   4,700,542      5,703,218      1,572,717     1,566,106       268,650
  Contract redemptions ....................................  (1,607,007)    (1,358,526)      (188,375)   (1,302,143)      (64,029)
  Net transfers ...........................................   1,167,115     (1,593,010)     1,335,426    (2,131,990)      252,451
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ................   4,260,650      2,751,682      2,719,768    (1,868,027)      457,072
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........   1,190,712     (3,075,036)     2,771,076    (5,418,911)      319,951
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .............................  13,656,143     18,759,096      3,345,066    11,693,147       939,999
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year ......................... $14,846,855    $15,684,060    $ 6,116,142   $ 6,274,236    $1,259,950
====================================================================================================================================

(a) Berger Growth and Income was renamed Berger Large ap Growth effective May 1, 2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       AMERICAN CENTURY
      VARIABLE PORTFOLIOS                                                                                     CONSECO SERIES
          (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
-----------------------------  ------------------------------------------------------------------------  ---------------------------
                                                                                              SMALL
                                               GROWTH AND                       NEW          COMPANY                      CONSECO
  INTERNATIONAL     VALUE         GROWTH       INCOME(a)   INTERNATIONAL   GENERATION       GROWTH       BALANCED       20 FOCUS
------------------------------------------------------------------------------------------------------------------------------------

$    37,300    $   144,979    $   100,246    $   362,624    $     7,225    $        --    $   104,310    $ 3,437,439    $    1,344

     23,235         42,625         44,892        122,546         32,927          2,646         44,410        294,805         3,663
      2,788          5,115          5,387         14,706          3,951            317          5,329         35,377           439
------------------------------------------------------------------------------------------------------------------------------------
     26,023         47,740         50,279        137,252         36,878          2,963         49,739        330,182         4,102
------------------------------------------------------------------------------------------------------------------------------------
     11,277         97,239         49,967        225,372        (29,653)        (2,963)        54,571      3,107,257        (2,758)
------------------------------------------------------------------------------------------------------------------------------------



    568,045       (515,062)       379,432        916,900        169,135           (123)       573,640        419,415       (42,150)

   (957,011)       918,824     (1,241,624)    (2,656,524)      (454,025)      (162,171)    (1,157,763)    (2,266,566)     (301,754)
------------------------------------------------------------------------------------------------------------------------------------
   (388,966)       403,762       (862,192)    (1,739,624)      (284,890)      (162,294)      (584,123)    (1,847,151)     (343,904)
------------------------------------------------------------------------------------------------------------------------------------
$  (377,689)   $   501,001    $  (812,225)   $(1,514,252)   $  (314,543)   $  (165,257)   $  (529,552)   $ 1,260,106    $ (346,662)
====================================================================================================================================






====================================================================================================================================
       AMERICAN CENTURY
      VARIABLE PORTFOLIOS                                                                                     CONSECO SERIES
          (CONTINUED)                            BERGER INSTITUTIONAL PRODUCTS TRUST                         TRUST PORTFOLIOS
-----------------------------  ------------------------------------------------------------------------  ---------------------------
                                                                                              SMALL
                                               GROWTH AND                       NEW          COMPANY                      CONSECO
  INTERNATIONAL     VALUE         GROWTH        INCOME(a)   INTERNATIONAL   GENERATION       GROWTH       BALANCED       20 FOCUS
------------------------------------------------------------------------------------------------------------------------------------

$    11,277    $    97,239    $    49,967    $   225,372    $   (29,653)   $    (2,963)   $    54,571    $ 3,107,257    $   (2,758)

    568,045       (515,062)       379,432        916,900        169,135           (123)       573,640        419,415       (42,150)

   (957,011)       918,824     (1,241,624)    (2,656,524)      (454,025)      (162,171)    (1,157,763)    (2,266,566)     (301,754)
------------------------------------------------------------------------------------------------------------------------------------
   (377,689)       501,001       (812,225)    (1,514,252)      (314,543)      (165,257)      (529,552)     1,260,106      (346,662)
------------------------------------------------------------------------------------------------------------------------------------

    426,916        417,595        489,305      2,230,540        184,160        212,907      1,441,023      3,061,469       265,483
    (75,876)      (191,204)      (347,811)    (1,158,005)      (515,260)       (21,523)      (175,141)    (1,947,749)      (43,180)
 (1,212,787)      (636,668)       814,756      6,697,475         20,069        321,036      3,486,796       (863,046)      884,298
------------------------------------------------------------------------------------------------------------------------------------

   (861,747)      (410,277)       956,250      7,770,010       (311,031)       512,420      4,752,678        250,674     1,106,601
------------------------------------------------------------------------------------------------------------------------------------
 (1,239,436)        90,724        144,025      6,255,758       (625,574)       347,163      4,223,126      1,510,780       759,939
------------------------------------------------------------------------------------------------------------------------------------
  2,604,890      3,722,229      2,847,440      7,603,620      2,996,253             --      2,464,116     21,757,485            --
------------------------------------------------------------------------------------------------------------------------------------
$ 1,365,454    $ 3,812,953    $ 2,991,465    $13,859,378    $ 2,370,679    $   347,163    $ 6,687,242    $23,268,265    $  759,939
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                                                           (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                               FIXED       GOVERNMENT       HIGH           MONEY
                                                               EQUITY         INCOME       SECURITIES       YIELD         MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends from investments in portfolio shares .......... $ 7,909,284    $   607,564    $   278,320   $     2,353      $781,999
Expenses:
  Mortality and expense risk fees .........................     584,179        109,697         60,048           549       164,127
  Administrative fees .....................................      70,102         13,164          7,206            66        19,695
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................     654,281        122,861         67,254           615       183,822
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...................   7,255,003        484,703        211,066         1,738       598,177
------------------------------------------------------------------------------------------------------------------------------------
Netrealized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares .................................     761,159       (204,308)      (128,512)           60            --
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................  (7,738,209)       476,563        363,632           246            --
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio
          shares ..........................................  (6,977,050)       272,255        235,120           306            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations ..... $   277,953    $   756,958    $   446,186   $     2,044      $598,177
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                                                           (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                               FIXED       GOVERNMENT       HIGH           MONEY
                                                               EQUITY         INCOME       SECURITIES       YIELD         MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $ 7,255,003    $   484,703    $   211,066   $     1,738       $598,177
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................     761,159       (204,308)      (128,512)           60             --
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................  (7,738,209)       476,563        363,632           246             --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................     277,953        756,958        446,186         2,044        598,177
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................   5,203,660        819,367        740,283        32,237      6,794,061
  Contract redemptions ....................................  (3,187,041)      (988,718)      (852,862)           --     (3,830,340)
  Net transfers ...........................................    (135,625)     3,573,524       (861,727)      100,091     (5,664,918)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ................   1,880,994      3,404,173       (974,306)      132,328     (2,701,197)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ...........   2,158,947      4,161,131       (528,120)      134,372     (2,103,020)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .............................  40,885,109      7,159,291      4,763,633            --     14,695,407
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of year ......................... $43,044,056    $11,320,422    $ 4,235,513   $   134,372    $12,592,387
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                    DREYFUS VARIABLE                                                           INVESCO VARIABLE
                                    INVESTMENT FUNDS                FEDERATED INSURANCE SERIES                 INVESTMENT FUNDS
                               ----------------------------  --------------------------------------------  -------------------------
     DREYFUS
    SOCIALLY       DREYFUS
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------


$    81,076    $ 1,093,444    $    29,785    $    35,976    $   355,434    $   298,739    $   142,170    $    34,018    $    7,849

    126,888        587,114         15,067          3,837         44,138         23,230         34,548          8,294        55,862
     15,226         70,454          1,808            460          5,297          2,788          4,146            995         6,703
----------------------------------------------------------------------------------------------------------------------------------
    142,114        657,568         16,875          4,297         49,435         26,018         38,694          9,289        62,565
------------------------------------------------------------------------------------------------------------------------------------
    (61,038)       435,876         12,910         31,679        305,999        272,721        103,476         24,729       (54,716)
------------------------------------------------------------------------------------------------------------------------------------



    562,343      5,097,549          7,146            442       (269,032)       369,480        (32,925)        72,531      (474,432)

 (1,818,484)   (10,706,747)      (336,360)       (28,679)      (411,286)    (1,178,904)      (360,921)       (66,211)       58,144
------------------------------------------------------------------------------------------------------------------------------------
 (1,256,141)    (5,609,198)      (329,214)       (28,237)      (680,318)      (809,424)      (393,846)         6,320      (416,288)
------------------------------------------------------------------------------------------------------------------------------------
$(1,317,179)   $(5,173,322)   $  (316,304)   $     3,442    $  (374,319)   $  (536,703)   $  (290,370)   $    31,049    $ (471,004)
====================================================================================================================================






------------------------------------------------------------------------------------------------------------------------------------
                                    DREYFUS VARIABLE                                                           INVESCO VARIABLE
                                    INVESTMENT FUNDS                FEDERATED INSURANCE SERIES                 INVESTMENT FUNDS
                               ----------------------------  --------------------------------------------  -------------------------
     DREYFUS
    SOCIALLY       DREYFUS
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------

$   (61,038)   $   435,876    $    12,910    $    31,679    $   305,999    $   272,721    $   103,476    $    24,729    $  (54,716)

    562,343      5,097,549          7,146            442       (269,032)       369,480        (32,925)        72,531      (474,432)

 (1,818,484)   (10,706,747)      (336,360)       (28,679)      (411,286)    (1,178,904)      (360,921)       (66,211)       58,144
------------------------------------------------------------------------------------------------------------------------------------
 (1,317,179)    (5,173,322)      (316,304)         3,442       (374,319)      (536,703)      (290,370)        31,049      (471,004)
------------------------------------------------------------------------------------------------------------------------------------

  2,276,541      8,682,139        342,009        123,936        469,391        525,001        314,836        107,420       442,657
   (465,153)    (3,486,119)       (49,280)       (26,868)      (281,263)      (115,314)      (180,248)       (96,456)     (848,358)
   (372,975)    (9,442,076)     2,404,303        153,402       (861,898)       470,993       (157,856)         5,780    (3,142,643)
------------------------------------------------------------------------------------------------------------------------------------

  1,438,413     (4,246,056)     2,697,032        250,470       (673,770)       880,680        (23,268)        16,744    (3,548,344)
------------------------------------------------------------------------------------------------------------------------------------
    121,234     (9,419,378)     2,380,728        253,912     (1,048,089)       343,977       (313,638)        47,793    (4,019,348)
------------------------------------------------------------------------------------------------------------------------------------
  9,698,393     49,534,816        415,970        101,191      4,369,652      1,732,831      2,834,904        574,369     4,857,298
------------------------------------------------------------------------------------------------------------------------------------
$ 9,819,627    $40,115,438    $ 2,796,698    $   355,103    $ 3,321,563    $ 2,076,808    $ 2,521,266    $   622,162    $  837,950
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                              LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
                                                            --------------------------------------------  --------------------------


                                                             AGGRESSIVE                     WORLDWIDE
                                                               GROWTH         GROWTH         GROWTH        EQUITY        SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends from investments in portfolio shares .......... $ 2,763,652    $ 2,640,128    $ 4,183,270   $    23,653      $  6,348
Expenses:
  Mortality and expense risk fees .........................     284,745        402,673        614,410         3,907         4,567
  Administrative fees .....................................      34,169         48,321         73,729           469           548
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................     318,914        450,994        688,139         4,376         5,115
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...................   2,444,738      2,189,134      3,495,131        19,277         1,233
------------------------------------------------------------------------------------------------------------------------------------
Netrealized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares .................................   1,535,297      5,038,595      2,530,826        39,431        27,240
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................. (13,786,900)   (12,459,154)   (14,772,324)     (107,589)       31,902
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in
          portfolio shares ................................ (12,251,603)    (7,420,559)   (12,241,498)      (68,158)       59,142
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ............................... $(9,806,865)   $(5,231,425)   $(8,746,367)  $   (48,881)     $ 60,375
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                              LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
                                                            --------------------------------------------  --------------------------


                                                             AGGRESSIVE                     WORLDWIDE
                                                               GROWTH         GROWTH         GROWTH        EQUITY        SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $ 2,444,738    $ 2,189,134    $ 3,495,131   $    19,277      $  1,233
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................   1,535,297      5,038,595      2,530,826        39,431        27,240
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .................... (13,786,900)   (12,459,154)   (14,772,324)     (107,589)       31,902
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................  (9,806,865)    (5,231,425)    (8,746,367)      (48,881)       60,375
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................   8,413,994      7,818,401      9,263,361        25,246       110,956
  Contract redemptions ....................................    (977,098)    (3,693,970)    (2,742,350)      (12,723)       (1,325)
  Net transfers ...........................................   6,918,434     (5,975,529)    (2,546,739)     (768,015)      230,057
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .................  14,355,330     (1,851,098)     3,974,272      (755,492)      339,688
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............   4,548,465     (7,082,523)    (4,772,095)     (804,373)      400,063
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .............................  15,943,265     31,631,290     47,380,277     1,012,468       190,838
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year .......................... $20,491,730    $24,548,767    $42,608,182   $   208,095      $590,901
====================================================================================================================================

(a) Mitchell Hutchins Series Trust was renamed Brinson Series Trust effective May 16, 2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          STRONG
                                    NEUBERGER BERMAN                                                                     VARIABLE
                                  ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS            RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS          FUNDS
                               ---------------------------  ----------------------------  ---------------------------  -------------

      LORD        MITCHELL
     ABBETT       HUTCHINS
     SERIES        SERIES
      FUND          TRUST
     GROWTH        GROWTH         LIMITED                                                COMMUNICATIONS    GLOBAL         MID CAP
   AND INCOME  AND INCOME(a)   MATURITY BOND    PARTNERS        NOVA            OTC      AND INFORMATION TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------

$    10,483    $     5,491    $    84,913    $ 1,082,126    $     1,594    $    52,797    $    48,867    $    10,207    $1,115,031

     13,788          1,100         16,700         70,417            727          7,785          2,183          1,043        84,445
      1,654            132          2,004          8,450             87            934            262            125        10,133
------------------------------------------------------------------------------------------------------------------------------------
     15,442          1,232         18,704         78,867            814          8,719          2,445          1,168        94,578
------------------------------------------------------------------------------------------------------------------------------------
     (4,959)         4,259         66,209      1,003,259            780         44,078         46,422          9,039     1,020,453
------------------------------------------------------------------------------------------------------------------------------------



     22,826          1,641        (53,520)      (626,543)        (6,573)      (136,360)       (35,468)       (12,841)      537,800

    159,267        (12,186)        56,867       (402,113)       (35,618)      (715,275)      (192,305)       (69,002)   (3,237,262)
------------------------------------------------------------------------------------------------------------------------------------
    182,093        (10,545)         3,347     (1,028,656)       (42,191)      (851,635)      (227,773)       (81,843)   (2,699,462)
------------------------------------------------------------------------------------------------------------------------------------
$   177,134    $    (6,286)   $    69,556    $   (25,397)   $   (41,411)   $  (807,557)   $  (181,351)   $   (72,804)  $(1,679,009)
====================================================================================================================================






====================================================================================================================================
                                                                                                                          STRONG
                                    NEUBERGER BERMAN                                                                     VARIABLE
                                  ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS            RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS          FUNDS
                               ---------------------------  ----------------------------  ---------------------------  -------------

      LORD        MITCHELL
     ABBETT       HUTCHINS
     SERIES        SERIES
      FUND          TRUST
     GROWTH        GROWTH         LIMITED                                                COMMUNICATIONS    GLOBAL         MID CAP
   AND INCOME  AND INCOME(a)  MATURITY BOND    PARTNERS        NOVA            OTC      AND INFORMATION TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------

$    (4,959)   $     4,259    $    66,209    $ 1,003,259    $       780    $    44,078    $    46,422    $     9,039    $1,020,453

     22,826          1,641        (53,520)      (626,543)        (6,573)      (136,360)       (35,468)       (12,841)      537,800

    159,267        (12,186)        56,867       (402,113)       (35,618)      (715,275)      (192,305)       (69,002)   (3,237,262)
------------------------------------------------------------------------------------------------------------------------------------
    177,134         (6,286)        69,556        (25,397)       (41,411)      (807,557)      (181,351)       (72,804)   (1,679,009)
------------------------------------------------------------------------------------------------------------------------------------

    327,124         63,917        315,441        491,157          7,412        819,378        166,083        271,273     2,146,952
    (41,010)        (8,636)       (89,704)      (358,093)        (7,977)        (8,448)       (27,780)          (312)     (715,057)
     20,458        (27,340)       (53,180)    (1,329,036)       372,204      1,590,137        404,605        110,631    10,078,054
------------------------------------------------------------------------------------------------------------------------------------

    306,572         27,941        172,557     (1,195,972)       371,639      2,401,067        542,908        381,592    11,509,949
------------------------------------------------------------------------------------------------------------------------------------
    483,706         21,655        242,113     (1,221,369)       330,228      1,593,510        361,557        308,788     9,830,940
------------------------------------------------------------------------------------------------------------------------------------
    917,691         77,353      1,283,509      5,377,108             --             --             --             --     4,397,558
------------------------------------------------------------------------------------------------------------------------------------
$ 1,401,397    $    99,008    $ 1,525,622    $ 4,155,739    $   330,228    $ 1,593,510    $   361,557    $   308,788   $14,228,498
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================


                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           ---------------------------------------------------------
                                                                STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends from investments in portfolio shares .......... $   318,145    $   108,980    $        --   $    15,575      $  1,594
Expenses:
  Mortality and expense risk fees .........................      28,139         14,976         23,340        18,071         1,294
  Administrative fees .....................................       3,377          1,797          2,801         2,168           155
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................      31,516         16,773         26,141        20,239         1,449
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...................     286,629         92,207        (26,141)       (4,664)          145
------------------------------------------------------------------------------------------------------------------------------------
Netrealized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares .................................     221,625       (247,641)       366,167      (126,424)        3,564
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................    (396,074)        87,545     (1,252,067)      249,670         8,929
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in
          portfolio shares ................................    (174,449)      (160,096)      (885,900)      123,246        12,493
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ............................... $   112,180    $   (67,889)   $  (912,041)  $   118,582      $ 12,638
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================


                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           ---------------------------------------------------------
                                                                STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................... $   286,629    $    92,207    $   (26,141)  $    (4,664)     $    145
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................     221,625       (247,641)       366,167      (126,424)        3,564
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................    (396,074)        87,545     (1,252,067)      249,670         8,929
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................     112,180        (67,889)      (912,041)      118,582        12,638
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..........................     562,570         45,715        368,968       138,684         9,506
  Contract redemptions ....................................    (158,756)      (189,077)      (122,160)     (173,322)       (6,264)
  Net transfers ...........................................     183,405     (1,784,573)      (703,750)     (155,004)        2,077
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .................     587,219     (1,927,935)      (456,942)     (189,642)        5,319
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............     699,399     (1,995,824)    (1,368,983)      (71,060)       17,957
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .............................   1,804,221      2,293,341      2,343,429     1,409,211        65,841
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year .......................... $ 2,503,620    $   297,517    $   974,446   $ 1,338,151      $ 83,798
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
     VAN ECK
    WORLDWIDE
    INSURANCE
   TRUST FUNDS
   -----------

    (NOTE 1)
    OLD HARD                     COMBINED
     ASSETS                        TOTAL
   -----------                   --------


   $        --                  $  37,141,073

             2                      4,700,897
            --                        564,104
   -----------                  -------------
             2                      5,265,001
   -----------                  -------------
            (2)                    31,876,072
   -----------                  -------------



            --                     17,793,902

            --                    (97,942,612)
   -----------                  -------------
            --                    (80,148,710)
   -----------                  -------------
   $        (2)                 $ (48,272,638)
   ===========                  =============






================================================================================
     VAN ECK
    WORLDWIDE
    INSURANCE
   TRUST FUNDS
   -----------

    (NOTE 1)
    OLD HARD                     COMBINED
     ASSETS                        TOTAL
   -----------                   --------


   $        (2)                $ 31,876,072
   -----------                 ------------

            --                   17,793,902

            --                  (97,942,612)
   -----------                 ------------
            (2)                 (48,272,638)
   -----------                 ------------

            --                   80,780,307
            --                  (32,737,911)
            --                    1,177,192
   -----------                 ------------

            --                   49,219,588
   -----------                 ------------
            (2)                     946,950
   -----------                 ------------
            91                  350,139,839
   -----------                 ------------
   $        89                 $351,086,789
   ===========                 ============

CONSECO VARIABLE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001 AND 2000

================================================================================

(1) GENERAL

   Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange. On January 29, 2002, Conseco, Inc. announced its plan to explore the sale of its variable annuities business. No assurance can be provided as to the timing, price or other terms related to the possible sale of such business.

   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available to new investors:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   International Fund
   Large Cap Growth Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Asset Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Asset Fund. The last remaining contract owner of the old Hard Asset Fund transferred out during 2001.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2001 AND 2000

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

   Commencing in 2001, long-term realized capital gains distributions have been presented as net realized long-term capital gain distributions from investments in portfolio shares in the Statements of Operations.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred annuity reserves are computed according to the 1983 Group Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $109,843,775 and $223,860,179 for the years ended December 31, 2001 and 2000, respectively. The aggregate proceeds from sales of investments in portfolio shares were $92,908,687 and $142,779,194 for the years ended December 31, 2001 and 2000, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $3,926,124 and $4,700,897 for the years ended December 31, 2001 and 2000, respectively. The administrative expenses were $471,134 and $564,104 for the years ended December 31, 2001 and 2000, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the

Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,371,540 and $1,340,256 for the years ended December 31, 2001 and 2000, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company. Conseco Capital Management, an affiliate of the Company, serves as an investment advisor of the Conseco Series Trust and earns fees for such services.

(6) TOTAL RETURNS AND INVESTMENT INCOME RATIOS

   Beginning in 2001, disclosure of total returns and investment income ratios became a new requirement. The total return is calculated as the percentage change of unit values from the beginning of the period represented to the unit value at the end of the period represented. The investment income ratio is the ratio of income dividends (including short-term capital gains) to average daily net assets.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT E

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account E (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 15, 2002

================================================================================

                           CONSECO VARIABLE ANNUITY ACCOUNT E

                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana.

                           DISTRIBUTOR
                           Conseco Equity Sales, Inc. - Carmel, Indiana.

                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2001 and 2000, and for the years ended December 31,
                               2001, 2000 and 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in notes 1 and 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                                 /s/ PricewaterhouseCoopers LLP
                                                 -------------------------------
                                                 PricewaterhouseCoopers LLP



April 19, 2002

                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2001 and 2000
                              (Dollars in millions)


                                     ASSETS

                                                                                            2001              2000
                                                                                            ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2001 - $1,249.9; 2000 - $1,260.6)...............................................  $1,198.6           $1,192.1
    Equity securities at fair value (cost: 2001 - $8.2; 2000 - $9.1)...................       8.2                8.6
    Mortgage loans.....................................................................      78.5              100.0
    Policy loans.......................................................................      73.8               75.7
    Other invested assets .............................................................      41.0               73.3
                                                                                         --------           --------

          Total investments............................................................   1,400.1            1,449.7

Cash and cash equivalents..............................................................     149.3               78.8
Accrued investment income..............................................................      23.2               24.9
Cost of policies purchased.............................................................     100.7              116.1
Cost of policies produced..............................................................     228.0              214.1
Reinsurance receivables................................................................      32.0               22.4
Goodwill...............................................................................      42.2               43.7
Assets held in separate accounts.......................................................   1,649.1            1,825.5
Other assets...........................................................................       7.1                5.4
                                                                                         --------           --------

          Total assets.................................................................  $3,631.7           $3,780.6
                                                                                         ========           ========






















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 2001 and 2000
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            2001             2000
                                                                                            ----             ----


Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,086.4           $1,128.6
       Traditional products............................................................     265.1              270.9
       Claims payable and other policyholder funds.....................................      31.4               36.3
       Liabilities related to separate accounts........................................   1,649.1            1,825.5
    Income tax liabilities.............................................................      39.3               49.4
    Investment borrowings..............................................................     151.8               58.5
    Other liabilities..................................................................      19.6               15.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,242.7            3,384.2
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (16.1)             (25.2)
    Retained earnings..................................................................      11.6               28.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     389.0              396.4
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,631.7           $3,780.6
                                                                                         ========           ========
























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                          2001             2000              1999
                                                                          ----             ----              ----

Revenues:
    Insurance policy income..........................................    $104.6           $ 91.0            $ 92.1
    Net investment income:
       General account assets........................................     111.0            124.6             147.1
       Separate account products.....................................    (166.8)           191.2             151.8
    Net losses from sale of investments..............................     (35.1)           (12.1)            (10.0)
                                                                         ------           ------            ------

          Total revenues.............................................      13.7            394.7             381.0
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits:
       Separate account products.....................................    (166.8)           191.2             151.8
       Other products................................................     109.0            105.1             132.3
    Amortization.....................................................      36.2             30.3              14.3
    Other operating costs and expenses...............................      44.3             44.1              41.5
                                                                         ------           ------            ------

          Total benefits and expenses................................      22.7            370.7             339.9
                                                                         ------           ------            ------

          Income (loss) before income taxes..........................      (9.0)            24.0              41.1

Income tax expense (benefit).........................................      (2.6)             9.2              14.4
                                                                         ------           ------            ------

          Net income (loss)..........................................    $ (6.4)          $ 14.8            $ 26.7
                                                                         ======           ======            ======

























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------


Balance, December 31, 1998.................................   $419.2          $393.5               $  (.7)          $26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7              -                    -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
       of $16.1)...........................................    (28.4)             -                 (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)             -                    -            (27.0)
                                                              ------          ------               ------           -----

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8              -                    -             14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
       expense of $2.2)....................................      3.9              -                   3.9              -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)             -                    -            (12.8)
                                                              ------          ------               ------           -----

Balance, December 31, 2000.................................    396.4           393.5                (25.2)           28.1

   Comprehensive income, net of tax:
     Net loss .............................................     (6.4)             -                    -             (6.4)
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
       of $5.2)............................................      9.1              -                   9.1              -
                                                              ------

         Total comprehensive income........................      2.7

   Dividends on common stock...............................    (10.1)             -                    -            (10.1)
                                                              ------          ------               ------           -----

Balance, December 31, 2001.................................   $389.0          $393.5               $(16.1)          $11.6
                                                              ======          ======               ======           =====










                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                         2001              2000             1999
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income (loss).................................................  $   (6.4)        $   14.8          $   26.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      36.2             30.3              14.3
         Income taxes................................................     (16.8)            11.4              12.0
         Insurance liabilities.......................................     (15.0)            88.9             162.6
         Accrual and amortization of investment income...............       (.6)             4.3             (11.4)
         Deferral of cost of policies produced.......................     (41.7)           (84.2)            (62.7)
         Net losses from sale of investments.........................      35.1             12.1              10.0
         Other.......................................................      (2.0)            (1.0)             (3.8)
                                                                       --------         --------          --------

         Net cash provided (used) by operating activities............     (11.2)            76.6             147.7
                                                                       --------         --------          --------

Cash flows from investing activities:
   Sales of investments..............................................   1,854.4          1,115.3             904.8
   Maturities and redemptions........................................      81.6             53.8             109.0
   Purchases of investments..........................................  (1,994.8)        (1,587.6)         (1,502.0)
                                                                       --------         --------          --------

         Net cash used by investing activities.......................     (58.8)          (418.5)           (488.2)
                                                                       --------         --------          --------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     452.0            893.7             654.1
   Investment borrowings.............................................      93.3            (76.6)             69.4
   Withdrawals from insurance liabilities............................    (394.7)          (467.0)           (324.8)
   Dividends paid on common stock....................................     (10.1)           (12.8)            (27.0)
                                                                       --------         --------          --------

         Net cash provided by financing activities...................     140.5            337.3             371.7
                                                                       --------         --------          --------

         Net increase (decrease) in cash and cash equivalents........      70.5             (4.6)             31.2

Cash and cash equivalents, beginning of year.........................      78.8             83.4              52.2
                                                                       --------         --------          --------

Cash and cash equivalents, end of year...............................  $  149.3         $   78.8          $   83.4
                                                                       ========         ========          ========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------




1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, home improvement, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the significant accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 2000 and 1999 financial statements and notes to conform with the 2001 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, certain notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. There were no such trading securities at December 31, 2001 or 2000. We include any unrealized gain or loss on trading securities in net investment gains (losses).

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce the cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contractholders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extend beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we have amortized goodwill on a straight-line basis generally over a 40-year period. The total accumulated amortization of goodwill was $19.1 million and $17.6 million at December 31, 2001 and 2000, respectively. Pursuant to generally accepted accounting principles in effect at December 31, 2001, we have determined that goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we had determined that the undiscounted projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, we would have reduced its carrying value with a corresponding charge to expense or shortened the amortization period (no such charges have occurred). See "Recently Issued Accounting Standards" below for a discussion of new accounting standards applicable to goodwill which are effective beginning on January 1, 2002.

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $4.3 million, $11.1 million and $23.1 million in 2001, 2000 and 1999, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $4.6 million, $10.1 million and $20.8 million in 2001, 2000 and 1999, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $1.0 million, $4.9 million and $18.7 million in 2001, 2000 and 1999, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


deductible. If future income is not generated as expected, a valuation allowance will be established.

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $102.7 million during 2001 and $86.3 million during 2000. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 3.7 percent and 5.8 percent in 2001 and 2000, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2001). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements would be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              2001                           2000
                                                                   ------------------------      -----------------------
                                                                   Carrying           Fair       Carrying          Fair
                                                                    Amount            Value       Amount           Value
                                                                    ------            -----       ------           -----
                                                                                     (Dollars in millions)

Financial assets:
   Actively managed fixed maturities............................   $1,198.6        $1,198.6      $1,192.1        $1,192.1
   Equity securities ...........................................        8.2             8.2           8.6             8.6
   Mortgage loans...............................................       78.5            77.3         100.0            97.7
   Policy loans.................................................       73.8            73.8          75.7            75.7
   Other invested assets........................................       41.0            41.0          73.3            73.3
   Cash and cash equivalents....................................      149.3           149.3          78.8            78.8

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,086.4         1,086.4       1,128.6         1,128.6
   Investment borrowings........................................      151.8           151.8          58.5            58.5

--------------------
     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2001 and 2000. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     The FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment of Long- Lived Assets" ("SFAS 144") in August 2001. This standard addresses the measurement and reporting for impairment of all long-lived assets. It also broadens the definition of what may be presented as a discontinued operation in the consolidated statement of operations to include components of a company's business segments. SFAS 144 requires that long-lived assets currently in use be written down to fair value when considered impaired. Long-lived assets to be disposed of are written down to the lower of cost or fair value less the estimated cost to sell. The Company is required to implement this standard beginning January 1, 2002. We do not expect that the adoption of this standard will have a material effect on our financial position or results of operations.

     The FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets" in June 2001. Under the new rules, intangible assets with an indefinite life will no longer be amortized in periods subsequent to December 31, 2001, but will be subject to annual impairment tests (or more frequent under certain circumstances), effective January 1, 2002. The Company has determined that all of its goodwill has an indefinite life and is therefore subject to the new rules. Application of the nonamortization provisions is expected to improve our financial results by approximately $1.5 million in the year ended December 31, 2002.

     SFAS 141 requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method, and prospectively prohibits the use of the pooling-of-interests method.

     Pursuant to SFAS 142, the goodwill impairment test has two-steps. The first step consists of determining the estimated fair value of the Company. The estimated fair value will be compared to the Company's book value. If the estimated fair value exceeds the carrying amount, the test is complete and goodwill is not impaired. If the fair value is less than the carrying value, the second step of the impairment test must be performed. SFAS 142 is required to be adopted as of

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


January 1, 2002. The significant factors used to determine the estimated fair value of the Company include analyses of industry market valuation, historical and projected performance of the Company and discounted cash flow analysis, which are currently in process. If the carrying value of the Company exceeds estimated fair value, we will be required to complete the second step. This step is more complex than the first because it involves the valuation of all assets and liabilities, and then comparison of our "implied goodwill" with the carrying value of our goodwill. If the carrying value exceeds the implied value in the initial application of this standard, an impairment loss is recognized as a cumulative effect of a change in accounting standard. Subsequent impairments, if any, would be classified as an operating expense.

     The Company is currently evaluating the carrying value of goodwill under this standard. The amount of any potential impairment is unknown at this time and is dependent upon the estimated fair market value of the Company, which is currently in process. Although this standard will increase the Company's results of operations in the future due to the elimination of goodwill amortization from our statement of operations, any impairments would result in a charge calculated as discussed in the preceding paragraphs.

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively referred to as "SFAS 133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income (loss), depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We adopted SFAS 133 on January 1, 2001. The initial adoption of the new standard did not have a material impact on the Company's financial position or results of operations and there was no cumulative effect of an accounting change related to its adoption.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1 and above, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2001 and 2000, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                          Amount Prior to                         Reported
                                                         Effect of Merger      Providential        Amount
                                                         ----------------      ------------        ------
                                                                          (Dollars in millions)
1999
Revenues.............................................          $359.7             $21.3            $381.0
Net income...........................................            25.2               1.5              26.7

3.   INVESTMENTS:

     At December 31, 2001, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  698.6        $3.4        $23.2      $  678.8
   United States Treasury securities and obligations of
     United States government corporations and agencies................       9.8          .5           -           10.3
   States and political subdivisions...................................      19.7          .5           .8          19.4
   Debt securities issued by foreign governments.......................       5.8          .1           .1           5.8
   Mortgage-backed securities .........................................     405.7         3.6          5.5         403.8
Below-investment grade (primarily corporate securities)................     110.3          .6         30.4          80.5
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,249.9        $8.7        $60.0      $1,198.6
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    8.2        $ .1        $  .1      $    8.2
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                       (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4       $ 1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9           -           26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9          -            .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6       $ 4.5        $73.0      $1,192.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $    9.1       $  -         $  .5      $    8.6
                                                                         ========       =====        =====      ========


     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2001 and 2000, were summarized as follows:

                                                                                                        2001       2000
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(52.1)    $(74.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    26.9       35.4
Deferred income tax benefit..........................................................................     9.1       14.3
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(16.1)    $(25.2)
                                                                                                       ======     ======


     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2001, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                   (Dollars in millions)
Due in one year or less........................................................................   $    9.1      $    9.0
Due after one year through five years..........................................................       85.3          84.8
Due after five years through ten years.........................................................      265.9         257.9
Due after ten years............................................................................      483.9         443.1
                                                                                                  --------      --------

    Subtotal...................................................................................      844.2         794.8

Mortgage-backed securities.....................................................................      405.7         403.8
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,249.9      $1,198.6
                                                                                                  ========      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Net investment income consisted of the following:

                                                                                          2001         2000         1999
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)
Actively managed fixed maturity securities...........................................   $  94.1        $ 99.4      $116.1
Equity securities....................................................................       2.4           5.2        12.2
Mortgage loans.......................................................................       7.5           8.8         9.9
Policy loans.........................................................................       4.7           4.8         4.8
Other invested assets................................................................       2.8           5.2         3.5
Cash and cash equivalents............................................................        .5           2.3         2.1
Separate accounts....................................................................    (166.8)        191.2       151.8
                                                                                        -------        ------      ------

    Gross investment income..........................................................     (54.8)        316.9       300.4
Investment expenses..................................................................       1.0           1.1         1.5
                                                                                        -------        ------      ------

       Net investment income.........................................................   $ (55.8)       $315.8      $298.9
                                                                                        =======        ======      ======


     There were no significant fixed maturity investments that were not accruing investment income in 2001, 2000 and 1999.

     Investment losses, net of related investment expenses, were included in revenue as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $ 15.8       $  5.3       $  8.6
    Gross losses.......................................................................   (13.3)       (13.2)       (14.5)
    Other than temporary decline in fair value.........................................   (25.1)        (4.2)        (1.3)
                                                                                         ------       ------       ------

         Net investment losses from fixed maturities before expenses...................   (22.6)       (12.1)        (7.2)

Equity securities......................................................................      -           6.5           .3
Other than temporary decline in fair value of other invested assets....................    (9.6)        (4.3)          -
Other..................................................................................     (.4)          .4           .4
                                                                                         ------       ------       ------

         Net investment losses before expenses.........................................   (32.6)        (9.5)        (6.5)
Investment expenses....................................................................     2.5          2.6          3.5
                                                                                         ------       ------       ------

         Net investment losses.........................................................  $(35.1)      $(12.1)      $(10.0)
                                                                                         ======       ======       ======

     The Company holds $82.3 million of fixed maturity investments issued by non-affiliated special purpose entities (the "trusts"). The trusts were established to invest in various assets and issue debt and equity securities as permitted by the trusts' indentures. The accounting policies of the trusts are similar to ours. The Company and certain other subsidiaries of Conseco hold all of the debt issued by the trusts; a nonaffiliated party owns the equity securities. The trusts are not permitted to incur additional debt and do not hold derivative instruments.

     At December 31, 2001, the carrying value of the investments on the trusts' books approximates the value of the fixed maturity investments held by Conseco's subsidiaries. Approximately 24 percent of the trusts' investments are held in zero- coupon government bonds, 33 percent are held in other fixed maturity investments, 21 percent are held in various limited partnership investments, 11 percent are held in the common stock of TeleCorp PCS, Inc., 7 percent are held in mortgage loans and 4 percent are held in other investments.

     At December 31, 2001, the mortgage loan balance was primarily comprised of commercial loans. Approximately 20

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


percent, 9 percent, 8 percent, 7 percent, 7 percent and 7 percent of the mortgage loan balance were on properties located in Michigan, Florida, Oklahoma, Georgia, Ohio and Tennessee, respectively. No other state comprised greater than 5 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2001. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2001 and 2000.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.4 million at December 31, 2001.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2001, other than investments issued or guaranteed by the United States government or a United States government agency.


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2001            2000
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)

   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  805.5       $  834.3
       Universal life-type contracts...................      N/A          N/A          N/A          280.9          294.3
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,086.4        1,128.6
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          163.5          166.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          101.6          104.6
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             265.1          270.9
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           31.4           36.3
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,649.1        1,825.5
                                                                                                 --------       --------

       Total...........................................                                          $3,032.0       $3,261.3
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At both December 31, 2001 and 2000, approximately 96 percent of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2001.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2001           2000
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)

Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $ (3.1)        $  4.0
    Cost of policies purchased and cost of policies produced...................................       94.3           94.0
    Insurance liabilities......................................................................      (19.7)         (50.2)
    Unrealized depreciation....................................................................       (9.1)         (14.3)
    Other......................................................................................      (13.3)           6.0
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       49.1           39.5
Current income tax liabilities (assets)........................................................       (9.8)           9.9
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 39.3         $ 49.4
                                                                                                    ======         ======



    Income tax expense was as follows:

                                                                                               2001       2000       1999
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision (benefit)...........................................................     $ 1.0     $(11.7)     $ 4.3
Deferred tax provision (benefit)..........................................................      (3.6)      20.9       10.1
                                                                                               -----     ------      -----

         Income tax expense (benefit).....................................................     $(2.6)    $  9.2      $14.4
                                                                                               =====     ======      =====


     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2001       2000       1999
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................    (35.0)%      35.0%      35.0%
State taxes...............................................................................      (.5)         .8        1.5
Other.....................................................................................      6.6         2.5       (1.5)
                                                                                              -----        ----       ----

         Income tax expense (benefit).....................................................    (28.9)%      38.3%      35.0%
                                                                                              =====        ====       ====


6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2001, includes: (i) accruals of $1.1 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2001; and (ii) receivables of $.9 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. At December 31, 2000, such guaranty fund assessment related accruals were $.5 million and such receivables were $1.6 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


insurance companies. We recognized expense for such assessments of $1.1 million in 2001 and $.7 million in 2000 and $1.1 million in 1999.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.8 million in 2001, $43.3 million in 2000 and $43.4 million in 1999.

     At December 31, 2000, the Company held $22.6 million of preferred stock (classified as "other invested assets") issued by an affiliated company. During 2001, such preferred stock plus accrued unpaid dividends was sold to another affiliated company. There was no gain or loss related to the sale.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Premiums collected:
    Direct premiums collected.........................................................    $503.4        $955.5      $720.4
    Reinsurance assumed...............................................................       1.0           4.9        18.7
    Reinsurance ceded.................................................................      (4.3)        (11.1)      (23.1)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     500.1         949.3       716.0
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     452.0         893.7       654.1
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      48.1          55.6        61.9
Fees and surrender charges on interest-sensitive products.............................      56.5          35.4        30.2
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $104.6        $ 91.0      $ 92.1
                                                                                          ======        ======      ======


     The five states with the largest shares of 2001 collected premiums were Texas (14 percent), California (14 percent), Illinois (7.9 percent), Florida (7.8 percent) and Michigan (7.4 percent). No other state accounted for more than 6 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $116.1       $138.0      $104.8
    Amortization......................................................................      (9.4)       (11.1)       (4.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (6.0)       (10.8)       37.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $100.7       $116.1      $138.0
                                                                                          ======       ======      ======


     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 12 percent of the December 31, 2001, balance of cost of policies purchased in 2002, 11 percent in 2003, 10 percent in 2004, 8 percent in 2005 and 7 percent in 2006. The average discount rate used to determine the amortization of the cost of policies purchased was 9 percent in both 2001 and 2000.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $214.1       $147.6      $ 82.5
    Additions.........................................................................      41.7         84.2        62.7
    Amortization......................................................................     (25.3)       (17.6)       (8.3)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (2.5)         (.1)       10.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $228.0       $214.1      $147.6
                                                                                          ======       ======      ======

     The cost of policies produced and the cost of policies purchased are amortized in relation to the estimated gross profits to be earned over the life of our annuity products. As a result of economic developments, actual experience of our products and changes in our expectations, we changed our investment yield assumptions (decreasing such yield from 14 percent to 11 percent) used in calculating the estimated gross profits to be earned on our annuity products. Such changes resulted in additional amortization of the cost of policies produced and the cost of policies purchased of $7.2 million in 2001.

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2001, 2000, and 1999, were $(14.3) million, $5.2 million and $(2.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     2001            2000
                                                                                     ----            ----
                                                                                     (Dollars in millions)

   Statutory capital and surplus.................................................. $ 98.6           $102.0
   Asset valuation reserve........................................................   20.8             38.5
   Interest maintenance reserve...................................................   48.3             55.0
                                                                                   ------           ------

       Total...................................................................... $167.7           $195.5
                                                                                   ======           ======


     Our statutory net income (loss) was $5.5 million, $(6.3) million and $14.6 million in 2001, 2000 and 1999, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2002 of $17.4 million without permission from state regulatory authorities. During 2001, we paid dividends to our parent of $10.1 million.

     The National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that we use to prepare our statutory-basis financial statements. The impact of these changes decreased our statutory-based capital and surplus as of January 1, 2001, by approximately $2.0 million.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


10.  SUBSEQUENT EVENT:

     In the first quarter of 2002, we entered into a reinsurance agreement pursuant to which we are ceding 100 percent of our traditional life and interest-sensitive life insurance business to Protective Life Insurance Company (rated A+ by A.M. Best). The total insurance liabilities ceded pursuant to the contract are approximately $470 million. The agreement is subject to regulatory approval. Upon receipt of all regulatory approvals, we will receive a ceding commission of $49.5 million. The ceding commission approximated the value of the cost of policies purchased and the cost of policies produced related to the ceded business.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)               Financial Statements
                  The financial statements of the Conseco Variable Annuity Account E and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

(b)               Exhibits
     (1) Resolution of the Board of Directors of Great American Reserve Insurance Company authorizing the establishment of Great American Reserve Variable Account E dated November 12, 1993.(3)

     (2)          Not Applicable.

     (3) Form of Principal Underwriting Agreement between Great American Reserve Insurance Company, Great American Reserve Variable Annuity Account and GARCO Equity Sales, Inc.(3)

     (4) (a)      Form of Individual Fixed/Variable Annuity Contract.(3)

         (b)      Form of Group Fixed/Variable Annuity Contract.(3)

     (5)          Application for Contracts.(3)

     (6) (a) Articles of Incorporation of Great American Reserve Insurance Company.(2)

         (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company.(4)

         (c)      Amended and Restated By-Laws of the Company.(4)

     (7)          Not Applicable.

     (8) (a) Form of Fund Participation Agreement between The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.(1)

         (b) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Berger Institutional
                  Products Trust and BBOI Worldwide LLC.(1)

         (c) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management
                  Series and Federated Securities Corp.(1)

         (d) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Van Eck Worldwide
                  Insurance Trust and Van Eck Associates Corporation.(1)

         (e) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.(1)

         (f) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century
                  Investment Services, Inc.(1)

         (g) Form of Fund Participation Agreement between Great American Reserve Insurance Company, INVESCO Variable
                  Investment Funds, Inc. and INVESCO Funds Group, Inc.(2)

         (h) Form of Fund Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc.(4)

         (i) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust, the Company, Pioneer Investment
                  Management Inc., and Pioneer Funds Distributor, Inc.(5)

         (j)      Form of Fund Participation Agreement between Seligman
     `            Portfolios, Inc., Seligman Advisors, Inc. and the Company.(6)

         (k) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset
                  Management and the Company.(6)

     (9)          Opinion and Consent of Counsel.

     (10)(a)      Consent of Sutherland Asbill & Brennan LLP.

         (b)      Consent of Independent Accountants.

     (11)         Not Applicable.

     (12)         None.

     (13)         Schedule for computation of performance quotations.(7)

     (27)         Not Applicable.

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(2) Incorporated by reference to the initial registration statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4, Conseco Variable Annuity Account E, filed electronically on May 15, 1998 (File Nos. 33-74092 and 811-08288).

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account E, filed electronically on April 28, 2000 (File Nos. 33-74092 and 811-08288).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Conseco Variable Annuity Account E, filed electronically on December 29, 2000 (File No. 33-74092 and 811-08288).

(6) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 33-2460 and 811-04819).

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, Conseco Variable Annuity Account E, filed electronically on May 1, 2001 (File Nos. 33-74092 and 811-08288).

ITEM 25.  DIRECTORS AND OFFICERS OF CONSECO VARIABLE

         The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 North Pennsylvania Street, Carmel, IN 46032.

-------------------------------------------------- ------------------------------------------------
                                                                Positions and Offices
                      Name                                        with the Company
-------------------------------------------------- ------------------------------------------------

Elizabeth C. Georgakopoulos                        Director and President
-------------------------------------------------- ------------------------------------------------
David K. Herzog                                    Director, Executive Vice President, General
                                                   Counsel and Secretary
-------------------------------------------------- ------------------------------------------------
Richard M. Maybin                                  Executive Vice President, Information
                                                   Technology
-------------------------------------------------- ------------------------------------------------
James S. Adams                                     Director, Senior Vice President, Chief
                                                   Accounting Officer and Treasurer
-------------------------------------------------- ------------------------------------------------
Robert E. Burkett, Jr.                             Senior Vice President, Legal and Assistant
                                                   Secretary
-------------------------------------------------- ------------------------------------------------
Jon F. Davis                                       Senior Vice President, Actuarial
-------------------------------------------------- ------------------------------------------------
William T. Devanney, Jr.                           Senior Vice President, Corporate Taxes
-------------------------------------------------- ------------------------------------------------
Richard R. Dykhouse                                Senior Vice President, Legal and Assistant
                                                   Secretary
-------------------------------------------------- ------------------------------------------------
Kimberly K. Geurkink                               Senior Vice President, Insurance Operations
-------------------------------------------------- ------------------------------------------------
James S. Hawke                                     Senior Vice President, Actuarial
-------------------------------------------------- ------------------------------------------------
Maura M. Kautsky                                   Senior Vice President, Marketing and Product
                                                   Management
-------------------------------------------------- ------------------------------------------------
Karl W. Kindig                                     Senior Vice President, Legal and Assistant
                                                   Secretary
-------------------------------------------------- ------------------------------------------------
Ronald F. Ruhl                                     Director
-------------------------------------------------- ------------------------------------------------
William J. Shea                                    Director
-------------------------------------------------- ------------------------------------------------
K. Lowell Short, Jr.                               Senior Vice President, Finance
-------------------------------------------------- ------------------------------------------------
Dennis A. Taylor                                   Senior Vice President, Finance
-------------------------------------------------- ------------------------------------------------
Gail Y. Van Dalen                                  Senior Vice President, Sales
-------------------------------------------------- ------------------------------------------------
Kimberly A. Zerrenner                              Senior Vice President, Human Resources
-------------------------------------------------- ------------------------------------------------

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. or one of its wholly owned subsidiaries owns 100% of each of the companies listed below, unless indicated otherwise:

Conseco, Inc. (IN)

     CDOC, Inc. (DE)

     Conseco Risk Management, Inc. (IN)

     Conseco Capital Management, Inc. (DE)

     Conseco Equity Sales, Inc. (TX)

     ExlService.com, Inc. (DE)

         exl Service.com (India) Private Limited (India)

     Conseco Services, LLC (9.9%) (IN)

     Conseco Marketing, LLC (9%) (IN)

     Conseco Entertainment, Inc. (IN)

         Conseco Entertainment L.L.C (99%) (IN)

         Conseco HPLP, L.L.C (1%) (IN)

     Conseco HPLP, L.L.C. (99%) (IN)

     Conseco, L.L.C. (10%) (DE)

     Codelinks Data Service Private Limited (.004%) (India)

     CIHC, Incorporated (DE)

         Conseco Management Services Company (TX)

              Conseco Services, LLC (1%) (IN)

              Conseco Marketing, LLC (90%) (IN)

              Conseco Marketing, LLC (1%) (IN)

         Conseco Services, LLC (89.1%) (IN)

         Conseco Entertainment L.L.C (1%) (IN)

         Conseco L.L.C. (90%) (DE)

         Codelinks Data Service Private Limited (99.006%) (India)

         Codelinks, LLC (IN)

         CNC Entertainment Nevada, Inc. (NV)

         Conseco Health Services, Inc. (PA)

         CNC Real Estate, Inc. (DE)

         Design Benefit Plans, Inc. (IL)

              Continental Marketing Corporation of Illinois, Inc. (IL)

              DBP of Nevada, Inc. (NV)

              Design Benefit Plans of Oregon, Inc. (OR)

         NAL Financial Group, Inc. (DE)

              NAL Mortgage Corporation (FL)

              NAL Acceptance Corporation (FL)

                  Performance Cars of South Florida, Inc. (FL)

                  Lease Asset Management, Inc. (FL)

                  Special Fiance, Inc. (FL)

                  Autorics, Inc. (DE)

                  Autorics II, Inc. (DE)

                  NAL Insurance Services, Inc. (FL)

         Automobile Underwriters Corporation (IA)

              Automobile Underwriters, Incorporated (IN)

              Techno Company d/b/a Statesman Data Services, Inc. (IA)

         Direct Financial Services, Inc. (IL)

              Erie International Insurance Company, Inc. (Turcs and Caicos
                Islands)

              Network Air Medical Systems, Inc. (IL)

              Association Management Corporation (IL)

                  Pioneer Savers Plan, Inc. (IL)

                  Independent Savers Plan, Inc. (IL)

              Preferred Health Choice, Inc. (IL)

              Personal HealthCare, Inc. (DE)

                  Healthscope, Inc. (IL)

              Partners Health Group, Inc. (IL)

         Ardiel Insurance Service, Inc. (CA)

         Specialty Planners, Inc. (CA)

         CTIHC, Inc. (DE)

         Conseco Finance Corp. (DE)

              Conseco Finance Servicing Corp. (DE)

              Conseco Finance Corp.-Alabama  (DE)

              Conseco Finance Corp.-Texas  (DE)

              Conseco Finance Credit Corp.  (NY)

              Conseco Finance Consumer Discount Company  (PA)

              Conseco Finance Loan Company (MN)

              Landmark Manufactured Housing, Inc.  (MN)

              P Financial Services, Inc.  (MN)

              Conseco Finance Vendor Services Corporation  (DE)

              Green Tree Retail Services Bank, Inc.  (SD)

              Conseco Bank, Inc.  (UT)

              Conseco Finance Canada Holding Company  (DE)

              Conseco Finance Canada Company  (Nova Scotia)

              BizGuild, Inc.  (MN)

              Green Tree Finance Corp.-Two  (MN)

              Green Tree Finance Corp.-Three  (MN)

              Green Tree Finance Corp.-Five  (MN)

              Green Tree Finance Corp.-Six  (MN)

              Conseco Finance SP Corp.-Seven  (MN)

              Conseco Finance SP Corp.-Eight  (MN)

              Conseco Finance Net Interest Margin Finance Corp. I  (DE)

              Conseco Finance Net Interest Margin Finance Corp. II  (DE)

              Green Tree Residual Finance Corp. I  (MN)

              Green Tree Floorplan Funding Corp.  (DE)

              Conseco Finance Credit Card Funding Corp.  (MN)

              Conseco Finance Securitizations Corp.  (MN)

              Conseco HE/HI 2001-B-2, Inc.  (MN)

              Conseco Finance Advance Receivables Corp.  (MN)

              Conseco Finance Leasing Trust  (DE)

              Green Tree Titling Limited Partnership I  (DE)

              Green Tree Titling Limited Partnership II  (DE)

              G.T. Titling, LLC I  (DE)

              G.T. Titling, LLC II  (DE)

              Green Tree Titling Holding Company I  (DE)

              Green Tree RECS II Guaranty Corporation  (MN)

              Green Tree First GP Inc.  (MN)

              Green Tree Second GP Inc.  (MN)

              Conseco Agency, Inc.  (MN)

              Conseco Agency of Alabama, Inc.  (AL)

              Conseco Agency of Kentucky, Inc  (KY)

              Conseco Agency of Nevada, Inc.  (NV)

              Conseco Agency of New York, Inc.  (NY)

              Crum-Reed General Agency, Inc.  (TX)

              Conseco Agency Reinsurance Limited  (Turks and Caicos Island)

              Rice Park Properties Corporation  (MN)

              Conseco Finance Foundation  (MN)

         Conseco Securities, Inc. (DE)

         K.F. Insurance Agency of Massachusetts, Inc. (MA)

         K.F. Agency, Inc. (IL)

         Administrators Service Corporation (IL)

         Eagles' National Corporation (KY)

         Conseco Teleservices, Inc. (DE)

         Hawthorne Advertising Agency, Inc. (PA)

         PL Holdings, Inc. (NV)

         Integrated Networks, Inc. (IL)

         ResortPort Holding of Delaware, Inc. (DE)

              3037953 Nova Scotia Company (Nova Scotia)

                  Resortport Investment Partnership (60%) (Nova Scotia)

                      Resortport Development Partnership (Nova Scotia)

         Design Securities Corporation (DE)

         Geneva International Insurance Company, Inc. (Turcs and Caicos Islands)

         Business Information Group, Inc. (IL)

         Conseco Travel & Event Services, Inc. (CO)

         Independent Processing Services, Inc. (DE)

         Consumer Acceptance Corporation (IN)

              General Acceptance Corporation Reinsurance Limited (Turcs and
                 Caicos Islands)

         American Life and Casualty Marketing Division Co. (IA)

         Conseco Group Risk Management Company (MS)

         Target Ad Group, Inc. (IL)

         United Life Holdings, Inc. (NV)

         Response Air Ambulance Network, Inc. (IL)

         Conseco Life Insurance Company  of Texas (TX)

              Conseco Direct Life Insurance Company (PA)

                  C.P. Real Estate Services Corp. (NJ)

              Conseco Variable Insurance Company (TX)

                  Eagle Mortgage Company, Inc. (AR)

              Pioneer Life Insurance Company (IL)

                  Manhattan National Life Insurance Company (IL)

                  Conseco Medical Insurance Company (IL)

              Conseco Health Insurance Company (AZ)

              Conseco Senior Health Insurance Company (PA)

                  Conseco Life Insurance Company of New York (NY)

                  Carmel, Fifth, LLC (25%) (DE)

              Washington National Insurance Company (IL)

                  Washington National Development Company (DE)

                  Conseco Life Insurance Company (IN)

                  Carmel, Fifth, LLC (22.5%) (DE)

              Conseco Annuity Assurance Company (IL)

                  Carmel, Fifth, LLC (2.5%) (DE)

              Bankers Life Insurance Company of Illinois (IL)

                  Bankers Life and Casualty Company (IL)

                      Carmel, Fifth, LLC (50%) (DE)

                      Falls Holding of Delaware, Inc. (DE)

                      3037939 Nova Scotia Company (Nova Scotia)

         Bankers National Life Insurance Company (TX)

         Conseco Life Insurance (Bermuda) Limited (Bermuda)

         CFIHC, Inc. (DE)

              Conseco Private Capital Group, Inc. (IN)

              Conseco Global Investments, Inc. (DE)

              Conseco Mortgage Capital, Inc. (DE)

              Marketing Distribution Systems Consulting Group, Inc. (DE)

                  BankMark School of Business, Inc. (DE)

                  Investment Services Center of Delaware, Inc. (DE)

                  Bankmark, Inc. (ME)

                  Community Insurance Agency, Inc. (NH)

                  MDS of New Jersey, Inc. (NJ)

                      Community Insurance Agency, Inc. (MA)

                      MDS Investment Center, Inc. (CT)

              Performance Matters Associates, Inc. (DE)

                  Performance Matters Associates of Texas, Inc. (TX)

                  Performance Matters Associates of Kansas, Inc. (KS)

                  Performance Matters Associates of Ohio, Inc. (OH)

ITEM 27.  NUMBER OF CONTRACT OWNERS

         As of March 31, 2002, there were 1,743 non-qualified contract owners and 18,943 qualified contract owners.

ITEM 28.  INDEMNIFICATION

         The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account C      Conseco Fund Group
Conseco Variable Annuity Account F      Conseco Advisor Variable Annuity Account
Conseco Variable Annuity Account G      BMA Variable Life Account A
Conseco Variable Annuity Account H      Conseco Variable Account L
Conseco Variable Annuity Account I

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 North Pennsylvania Street, Carmel, Indiana 46032.

 -------------------------------------------------------------------------------
                                            Positions and Offices
         Name                               with Underwriter
 -------------------------------------------------------------------------------
 Donald B. Johnston                Director and President
 -------------------------------------------------------------------------------
 James S. Adams                    Director, Senior Vice President, Chief
                                   Accounting Officer and Treasurer
 -------------------------------------------------------------------------------
 William T. Devanney, Jr.          Senior Vice President, Corporate Taxes
 -------------------------------------------------------------------------------
 James C. Crampton                 Vice President, Corporate Taxes
 -------------------------------------------------------------------------------
 William P. Kovacs                 Director, Vice President, General Counsel,
                                   Secretary and Chief Compliance Officer
 -------------------------------------------------------------------------------
 Margaret A. Cullem-Fiore          Vice President and Associate General Counsel
 -------------------------------------------------------------------------------

(c)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Name of Principal         Discounts and          Compensation on         Brokerage              Compensation
Underwriter               Commissions            Redemption              Commissions
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Conseco Equity Sales,     None                   None                    None                   None
Inc.
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

*Fees paid by the Company for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

         (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

                  (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                  (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

                  (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

                  (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

         The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant, Conseco Variable Annuity Account E, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 12 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Carmel, the State of Indiana, on this 29th day of April, 2002.

                              CONSECO VARIABLE ANNUITY ACCOUNT E
                              Registrant

                              By:  Conseco Variable Insurance Company

                                    By: /s/ Elizabeth G. Georgakopoulos
                                        ----------------------------------------
                                            Elizabeth G. Georgakopoulos
                                               President

                              CONSECO VARIABLE INSURANCE COMPANY
                              Depositor

                               By: /s/ Elizabeth G. Georgakopoulos
                                   ----------------------------------------
                                       Elizabeth Georgakopoulos
                                         President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to its registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                                   Title                                       Date
---------                                   -----                                       ----
/s/ Ronald F. Ruhl                          Director                                    April 29, 2002
---------------------------------------
Ronald F. Ruhl


/s/ Elizabeth C. Georgakopoulos             Director and President                      April 29, 2002
-------------------------------             (principal executive officer)
Elizabeth C. Georgakopoulos


/s/ James S. Adams                          Director, Senior Vice President,            April 29, 2002
--------------------------------------      Chief Accounting Officer and Treasurer
James S. Adams                              (principal financial officer
                                            and principal accounting officer)


/s/ David K. Herzog                         Director                                    April 29, 2002
---------------------------------------
David K. Herzog


/s/ William J. Shea                         Director                                    April 29, 2002
-----------------------------------------
William J. Shea

                                INDEX TO EXHIBITS


EXHIBIT
NUMBER                               EXHIBIT
-------                              -------

(b)(9)              Opinion and Consent of Counsel
(b)(10)(a)          Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)          Consent of Independent Accountants